REGISTRATION STATEMENT NO. 333-58809
                                                                       811-08869

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 9

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 9

                                   -----------


            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                   ----------

                   One Cityplace, Hartford, Connecticut 06103
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                ERNEST J. WRIGHT
                     The Travelers Life and Annuity Company
                                  One Cityplace
                           Hartford, Connecticut 06103
                     (Name and Address of Agent for Service)

                                   ----------

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[   ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]   on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[   ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ N/A ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                TRAVELERS RETIREMENT ACCOUNT ANNUITY PROSPECTUS:

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS RETIREMENT ACCOUNT ANNUITY, a flexible premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company. The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to the first page of your Contract for the name of your issuing company. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("Qualified Contracts".) We may issue it as an individual Contract or as a group Contract. When we issue a group Contract, you will receive a certificate summarizing the Contract's provisions. For convenience, we refer to Contracts and certificates as "Contracts."

You can choose to have your premium ("Purchase Payments") and any applicable Purchase Payment Credits accumulate on a variable and, subject to availability, fixed basis in one of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options are:

Capital Appreciation Fund
High Yield Bond Trust
Managed Assets Trust
Money Market Portfolio
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares
   Growth Fund -- Class 2 Shares
   Growth-Income Fund -- Class 2 Shares
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund -- Class I
   CitiStreet International Stock Fund -- Class I
   CitiStreet Large Company Stock Fund -- Class I
   CitiStreet Small Company Stock Fund -- Class I
DELAWARE VIP TRUST
   Delaware VIP REIT Series -- Standard Class
   Delaware VIP Small Cap Value Series -- Standard Class
DREYFUS VARIABLE INVESTMENT FUND
   Appreciation Portfolio -- Initial Shares
   Developing Leaders Portfolio --
     Initial Shares
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
   Mutual Shares Securities Fund -- Class 2 Shares
   Templeton Developing Markets Securities Fund -- Class 2 Shares
   Templeton Foreign Securities Fund -- Class 2 Shares
   Templeton Growth Securities Fund -- Class 2 Shares
GREENWICH STREET SERIES FUND
   Appreciation Portfolio
   Equity Index Portfolio -- Class II Shares
JANUS ASPEN SERIES
   Mid Cap Growth Portfolio -- Service Shares
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap Portfolio
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio
   Mid-Cap Value Portfolio
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA -- Service Shares
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio -- Administrative Class
   Total Return Portfolio -- Administrative Class
PUTNAM VARIABLE TRUST
   Putnam VT Small Cap Value Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
   All Cap Fund -- Class I
   Investors Fund -- Class I
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio
   Disciplined Mid Cap Stock Portfolio
   Equity Income Portfolio
   Large Cap Portfolio
   Mercury Large Cap Core Portfolio(1)
   MFS Mid Cap Growth Portfolio
   MFS Value Portfolio
   Mondrian International Stock Portfolio(2)
   Pioneer Fund Portfolio
   Pioneer Mid Cap Value Portfolio
   Social Awareness Stock Portfolio
   Style Focus Series: Small Cap Growth Portfolio
   Style Focus Series: Small Cap Value Portfolio
   Travelers Quality Bond Portfolio
   U.S. Government Securities Portfolio
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio
   MFS Total Return Portfolio
   Pioneer Strategic Income Portfolio
   SB Adjustable Rate Income Portfolio Smith Barney Class
   Smith Barney Aggressive Growth Portfolio
   Smith Barney High Income Portfolio
   Smith Barney Large Capitalization Growth Portfolio
   Strategic Equity Portfolio
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth Opportunities Portfolio
VARIABLE INSURANCE PRODUCTS FUND II
   Contrafund(R) Portfolio -- Service Class 2
VARIABLE INSURANCE PRODUCTS FUND III
   Mid Cap Portfolio -- Service Class 2

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(1)   Formerly Merrill Lynch Large Cap Core Portfolio
(2)   Formerly Lazard International Stock Portfolio

We also offer variable annuity Contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for you.

The Contract, certain Contract features and/or some of the funding options may not be available in all states. This prospectus provides the information that you should know before investing in the Contract. Please keep this prospectus for future reference. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 2, 2005. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, call 1-800-842-9406 or access the SEC's website (http://www.sec.gov). See Appendix E for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 2, 2005

                                TABLE OF CONTENTS

Glossary...................................................................    3
Summary....................................................................    5
Fee Table..................................................................    8
Condensed Financial Information............................................   16
The Annuity Contract.......................................................   16
   Contract Owner Inquiries................................................   17
   Purchase Payments.......................................................   17
   Purchase Payment Credits ...............................................   17
   Conservation Credit.....................................................   17
   Accumulation Units......................................................   18
   The Variable Funding Options............................................   18
Fixed Account .............................................................   24
Charges and Deductions.....................................................   24
   General.................................................................   24
   Withdrawal Charge.......................................................   25
   Free Withdrawal Allowance...............................................   26
   Transfer Charge.........................................................   26
   Mortality and Expense Risk Charge.......................................   26
   Variable Funding Option Expenses........................................   27
   Floor Benefit/Liquidity Benefit Charges.................................   27
   CHART Asset Allocation Program Charges .................................   27
   Premium Tax.............................................................   27
   Changes in Taxes Based upon Premium or Value............................   27
Transfers..................................................................   27
Access to Your Money.......................................................   29
   Systematic Withdrawals..................................................   29
Ownership Provisions.......................................................   30
   Types of Ownership......................................................   30
     Contract Owner........................................................   30
     Beneficiary...........................................................   30
Death Benefit..............................................................   30
   Death Proceeds before the Maturity Date.................................   30
   Step-Up Death Benefit Value.............................................   31
   Payment of Proceeds.....................................................   31
   Beneficiary Contract Continuance........................................   32
   Planned Death Benefit...................................................   32
   Death Proceeds after the Maturity Date..................................   33
The Annuity Period.........................................................   33
   Maturity Date...........................................................   33
   Liquidity Benefit ......................................................   32
   Allocation of Annuity...................................................   34
   Variable Annuity........................................................   34
   Fixed Annuity...........................................................   35
Payment Options............................................................   35
   Election of Options.....................................................   35
   Annuity Options.........................................................   36
Miscellaneous Contract Provisions..........................................   36
   Right to Return.........................................................   36
   Termination.............................................................   36
   Required Reports........................................................   37
   Suspension of Payments..................................................   37
The Separate Accounts......................................................   37
   Performance Information.................................................   37
Federal Tax Considerations.................................................   38
   General Taxation of Annuities...........................................   38
   Types of Contracts: Qualified and Non-qualified.........................   38
   Qualified Annuity Contracts.............................................   38
     Taxation of Qualified Annuity Contracts...............................   39
     Mandatory Distributions for Qualified Plans...........................   39
   Non-qualified Annuity Contracts.........................................   39
     Diversification Requirements for Variable Annuities...................   40
     Ownership of the Investments..........................................   40
     Taxation of Death Benefit Proceeds....................................   40
   Other Tax Considerations................................................   40
     Treatment of Charges for Optional Benefits............................   40
     Penalty Tax for Premature Distribution................................   41
     Puerto Rico Tax Considerations........................................   41
     Non-Resident Aliens...................................................   41
Available Information......................................................   41
Incorporation of Certain Documents by Reference............................   42
Other Information..........................................................   42
   The Insurance Companies.................................................   42
   Financial Statements....................................................   43
   Distribution of Variable Annuity Contracts..............................   43
   Conformity with State and Federal Laws..................................   45
   Voting Rights...........................................................   45
   Restrictions on Financial Transactions..................................   45
   Legal Proceedings and Opinions..........................................   45
Appendix A: Condensed Financial Information for The Travelers Insurance
   Company: Separate Account Five..........................................  A-1
Appendix B: Condensed Financial Information for The Travelers Life and
   Annuity Company: Separate Account Six...................................  B-1
Appendix C: Waiver of Withdrawal Charge for Nursing Home Confinement.......  C-1
Appendix D: Market Value Adjustment........................................  D-1
Appendix E: Contents of the Statement of Additional Information............  E-1

                                    GLOSSARY

ACCUMULATION UNIT -- an accounting unit of measure used to calculate the value of this Contract before Annuity Payments begin.

ANNUITANT -- the person on whose life the Maturity Date and Annuity Payments depend.

ANNUITY PAYMENTS -- a series of periodic payments (a) for life; (b) for life with a minimum number of payments; (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

CASH SURRENDER VALUE -- the Contract Value less any withdrawal charge and premium tax not previously deducted.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

CONTINGENT ANNUITANT -- the individual who becomes the Annuitant when the Annuitant who is not the owner dies prior to the Maturity Date.

CONTRACT DATE -- the date on which the Contract is issued.

CONTRACT OWNER (you) -- the person named in the Contract (on the specifications page) as the owner of the Contract.

CONTRACT VALUE -- Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts allocated to the variable funds or interest on amounts allocated to the Fixed Account, adjusted by any applicable charges and withdrawals.

CONTRACT YEARS -- twelve month periods beginning with the Contract Date.

DEATH REPORT DATE -- the day on which we have received 1) Due Proof of Death and
2) written payment instructions or election of spousal or beneficiary contract continuation.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to us.

FIXED ACCOUNT -- an account that consists of all of the assets under this Contract other than those in the Separate Account.

HOME OFFICE -- the Home Office of The Travelers Insurance Company or The Travelers Life and Annuity Company or any other office that we may designate for the purpose of administering this Contract.

MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an Annuity or Income option elected under your Contract.

PURCHASE PAYMENT -- any premium paid by you to initiate or supplement this Contract.

PURCHASE PAYMENT CREDIT -- an amount credited to your Contract Value that equals a percentage of each Purchase Payment made.

QUALIFIED CONTRACT -- a contract used in a retirement plan or program that is intended to qualify under Sections 401, 403, 408, or 414(d) of the Code.

SEPARATE ACCOUNT -- a segregated account registered with the Securities and Exchange Commission ("SEC"), the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a date on which a Subaccount is valued.

VALUATION PERIOD -- the period between successive valuations.

VARIABLE FUNDING OPTION -- an open-end diversified management investment company that serves as an investment option under the Separate Account.

WE, US, OUR -- The Travelers Insurance Company or the Travelers Life and Annuity Company.

WRITTEN REQUEST -- written information sent to us in a form and content satisfactory to us and received at our Home Office.

YOU, YOUR -- the Contract Owner.

                                    SUMMARY:
                          TRAVELERS RETIREMENT ACCOUNT

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "we" or "us"). The Travelers Life and Annuity Company does not solicit or issue insurance products in the state of New York. Refer to your Contract for the name of your issuing Company. Each company sponsors its own segregated account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Separate Account Five for Variable Annuities ("Separate Account Five"); The Travelers Life and Annuity Company sponsors the Travelers Separate Account Six for Variable Annuities ("Separate Account Six"). When we refer to the Separate Account, we are referring to either Separate Account Five or Separate Account Six, depending upon your issuing Company. The Contract may not currently be available for sale in all states.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the Variable Funding Options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The Variable Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Variable Funding Options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase (annuity period). During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (Annuity Payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the Variable Funding Options and/or the Fixed Account. If you elect variable income payments, the dollar amount of your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is currently only available for use in connection with tax qualified retirement plans ("Plans"), which include Contracts qualifying under Section 401(a), 403(b), 408 or 457 of the Internal Revenue Code of 1986, as amended, as well as beneficiary-directed transfers of death benefit proceeds from another contract. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, you should consider purchasing this Contract for its death benefit, annuity option benefits, and other non-tax-related benefits.

You may purchase the Contract with an initial payment of at least $20,000. You may make additional payments of at least $5,000 at any time during the accumulation phase.

On or after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can transfer the proceeds from another annuity contract to make Purchase Payments under this Contract. Before making an exchange to acquire this Contract, you should carefully compare this Contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to you. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of your current contract. In addition, you may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless you determine, after evaluating all the facts, that the exchange is in your best interests. Remember that the person selling you the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If you purchase an individual Contract, you are the Contract Owner. If a group Contract is purchased, we issue certificates to the individual participants. Where we refer to "you," we are referring to the individual Contract Owner or the group participant, as applicable. We refer to both contracts and certificates as "Contracts." If a group unallocated Contract is purchased, we issue only the Contract.

We issue group Contracts in connection with retirement plans. Depending on your Plan, certain features and/or Variable Funding Options described in this prospectus may not be available to you. Your Plan provisions supercede the prospectus. If you have any questions about your specific Plan, contact your Plan administrator.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your Contract Value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the Underlying Funds). Where state law requires a different right to return period, or the return of Purchase Payments, the Company will comply. You bear the investment risk on the Purchase Payment allocated to a Variable Funding Option during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, or longer if your state permits, we will refund your full Purchase Payment. During the remainder of the right to return period, we will refund your Contract Value (including charges we assessed). We will determine your Contract Value at the close of business on the day we receive a Written Request for a refund.

During the right to return period, you will not bear any Contract fees associated with the Purchase Payment Credits. If you exercise your right to return, you will be in the same position as if you had exercised the right to return in a variable annuity Contract with no Purchase Payment Credit. You would, however, receive any gains, and we would bear any losses attributable to the Purchase Payment Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccounts, the Separate Account uses your Purchase Payments to purchase shares, at your direction, of one or more of the Variable Funding Options. In turn, each Variable Funding Option invests in an underlying mutual fund ("Underlying Fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these Variable Funding Options.

You can transfer among the Variable Funding Options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the M&E at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Credits withdrawn. The maximum percentage is 5%, decreasing to 0% in years six and later.

Upon annuitization, if you select the Variable Annuitization Floor Benefit, there is a Floor Benefit charge assessed. This charge will vary based upon market conditions, and will be set at the time you choose this option. Once established, this charge will remain the same throughout the term of the annuitization. If you select the Liquidity Benefit, there is a charge of 5% of the amounts withdrawn.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your Purchase Payments, Purchase Payment Credits and on any earnings when you make a withdrawal or begin receiving Annuity Payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, and income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Optional Death Benefit. If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of beneficiary contract continuance. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

      o DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in Variable Funding Options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

      o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the free withdrawal allowance may be subject to a withdrawal charge.

      o MANAGED DISTRIBUTION PROGRAM. This program allows us to automatically calculate and distribute to you, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the accumulation phase.

      o ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CitiStreet"), an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet's CHART Program. The CHART Program allocates all Purchase Payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

      o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of your death, that beneficiary(s) may elect to continue his/her portion of the Contract.

                                    FEE TABLE
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The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

   WITHDRAWAL CHARGE.............................................  5%(1)
   (AS A PERCENTAGE OF THE PURCHASE PAYMENTS AND ANY APPLICABLE
   PURCHASE PAYMENT CREDITS WITHDRAWN)

   TRANSFER CHARGE...............................................  $10(2)
   (ASSESSED ON TRANSFERS THAT EXCEED 12 PER YEAR)

   LIQUIDITY BENEFIT CHARGE......................................  5%
   (DURING THE ANNUITY PERIOD, IF YOU HAVE ELECTED THE LIQUIDITY
   BENEFIT, A SURRENDER CHARGE OF 5% OF THE AMOUNT WITHDRAWN
   WILL BE ASSESSED. SEE "LIQUIDITY BENEFIT").

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(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:

                     YEARS SINCE PURCHASE                  WITHDRAWAL
                         PAYMENT MADE                        CHARGE
          ----------------------------------------         ----------
          GREATER THAN OR EQUAL TO   BUT LESS THAN
                  0 years               1 years                5%
                  1 years               2 years                4%
                  2 years               3 years                3%
                  3 years               4 years                2%
                  4 years               5 years                1%
                  5 years+                                     0%

(2)   We do not currently assess the transfer charge.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.

ANNUAL SEPARATE ACCOUNT CHARGES
(AS A PERCENTAGE OF THE AVERAGE DAILY NET ASSETS OF THE SEPARATE ACCOUNT)

            STANDARD DEATH BENEFIT:                                        OPTIONAL DEATH BENEFIT:
------------------------------------------------                ----------------------------------------------
Mortality and Expense Risk Charge...............     0.80%      Mortality and Expense Risk Charge.............   1.25%
Administrative Expense Charge...................     None       Administrative Expense Charge.................   None
                                                   --------                                                    --------
     Total Annual Separate Account Charges......     0.80%           Total Annual Separate Account Charges....   1.25%

During the annuity period, if you have elected the Variable Annuitization Floor Benefit, a total annual separate account charge of up to 3.80% or 4.25% may apply. See "Variable Annuitization Floor Benefit".

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2004 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and we have not independently verified it. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                              MINIMUM    MAXIMUM
                                                              -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.)....     0.42%      1.79%

UNDERLYING FUND FEES AND EXPENSES
(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

                                                 DISTRIBUTION
                                                    AND/OR                      TOTAL        CONTRACTUAL           NET TOTAL
                                                   SERVICE                     ANNUAL         FEE WAIVER             ANNUAL
                                  MANAGEMENT       (12B-1)         OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                      FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT           EXPENSES
----------------                  ----------     ------------    --------     ---------     --------------         ---------
Capital Appreciation Fund.....       0.70%            --           0.08%        0.78%             --                    --(1),(38)
High Yield Bond Trust.........       0.45%            --           0.18%        0.63%             --                    --(2),(38)
Managed Assets Trust..........       0.50%            --           0.11%        0.61%             --                    --(17),(38)
Money Market Portfolio........       0.32%            --           0.10%        0.42%             --                    --(17),(38)
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity
     Fund -- Series I Shares+.       0.61%            --           0.30%        0.91%             --                  0.91%(3)
AMERICAN FUNDS INSURANCE
   SERIES
   Global Growth Fund --
     Class 2 Shares*..........       0.61%          0.25%          0.04%        0.90%             --                    --(38)
   Growth Fund -- Class 2
     Shares*..................       0.35%          0.25%          0.01%        0.61%             --                  0.61%
   Growth-Income Fund --
     Class 2 Shares*..........       0.29%          0.25%          0.02%        0.56%             --                    --(38)
CITISTREET FUNDS, INC.
   CitiStreet Diversified
     Bond Fund -- Class I.....       0.44%            --           0.10%        0.54%             --                  0.54%
   CitiStreet International
     Stock Fund -- Class I....       0.71%            --           0.18%        0.89%             --                  0.89%
   CitiStreet Large Company
     Stock Fund -- Class I....       0.53%            --           0.11%        0.64%             --                  0.64%
   CitiStreet Small Company
     Stock Fund -- Class I....       0.59%            --           0.15%        0.74%             --                  0.74%
CITISTREET FUNDS, INC. **
   CitiStreet Diversified
     Bond Fund -- Class I.....       0.44%            --           1.35%        1.79%             --                  1.79%
   CitiStreet International
     Stock Fund -- Class I....       0.71%            --           1.43%        2.14%             --                  2.14%
   CitiStreet Large Company
     Stock Fund -- Class I....       0.53%            --           1.36%        1.89%             --                  1.89%
   CitiStreet Small Company
     Stock Fund -- Class I....       0.59%            --           1.40%        1.99%             --                  1.99%

                                                 DISTRIBUTION
                                                    AND/OR                      TOTAL        CONTRACTUAL           NET TOTAL
                                                   SERVICE                     ANNUAL         FEE WAIVER             ANNUAL
                                  MANAGEMENT       (12B-1)         OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                      FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT           EXPENSES
----------------                  ----------     ------------    --------     ---------     --------------         ---------
CREDIT SUISSE TRUST
   Credit Suisse Trust
     Emerging Market
     Portfolio+...............       1.25%            --           0.44%        1.69%             --                    --(4),(38)
DELAWARE VIP TRUST
   Delaware VIP REIT Series
     -- Standard Class........       0.74%            --           0.10%        0.84%             --                  0.84%(5)
   Delaware VIP Small Cap
     Value Series -- Standard
     Class....................       0.74%            --           0.09%        0.83%             --                  0.83%(5)
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable
     Investment Fund --
     Appreciation Portfolio
     -- Initial Shares........       0.75%            --           0.04%        0.79%             --                  0.79%
   Dreyfus Variable
     Investment Fund --
     Developing Leaders
     Portfolio -- Initial
     Shares...................       0.75%            --           0.04%        0.79%             --                  0.79%
FRANKLIN TEMPLETON VARIABLE
   INSURANCE PRODUCTS TRUST
   Mutual Shares Securities
     Fund -- Class 2 Shares*..       0.60%          0.25%          0.15%        1.00%             --                  1.00%(6)
   Templeton Developing
     Markets Securities Fund
     -- Class 2 Shares*.......       1.25%          0.25%          0.29%        1.79%             --                  1.79%
   Templeton Foreign
     Securities Fund -- Class
     2 Shares*................       0.68%          0.25%          0.19%        1.12%           0.05%                 1.07%(7)
   Templeton Growth
     Securities Fund -- Class
     2 Shares*................       0.79%          0.25%          0.07%        1.11%             --                  1.11%(8)
GREENWICH STREET SERIES FUND
   Appreciation Portfolio.....       0.73%            --           0.02%        0.75%             --                  0.75%(9)
   Equity Index Portfolio --
     Class II Shares*.........       0.31%          0.25%          0.03%        0.59%             --                  0.59%
   Fundamental Value
     Portfolio+...............       0.75%            --           0.02%        0.77%             --                  0.77%(10)
JANUS ASPEN SERIES
   Balanced Portfolio --
     Service Shares*+.........       0.55%          0.25%          0.01%        0.81%             --                  0.81%
   Mid Cap Growth Portfolio
     -- Service Shares*.......       0.64%          0.25%          0.01%        0.90%             --                  0.90%
   Worldwide Growth
     Portfolio -- Service
     Shares*+.................       0.60%          0.25%          0.03%        0.88%             --                  0.88%
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small
     Cap Portfolio*...........       0.75%          0.25%          0.37%        1.37%           0.12%                 1.25%(11)
LORD ABBETT SERIES FUND, INC.
   Growth and Income
     Portfolio................       0.50%            --           0.39%        0.89%             --                  0.89%
   Mid-Cap Value Portfolio....       0.75%            --           0.42%        1.17%             --                  1.17%
OPPENHEIMER VARIABLE ACCOUNT
   FUNDS
   Oppenheimer Main Street
     Fund/VA -- Service
     Shares*..................       0.66%          0.25%          0.01%        0.92%             --                  0.92%
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --
     Administrative Class*....       0.25%          0.15%          0.25%        0.65%             --                  0.65%(12)
   Total Return Portfolio --
     Administrative Class*....       0.25%          0.15%          0.25%        0.65%             --                  0.65%(12)

                                                 DISTRIBUTION
                                                    AND/OR                      TOTAL        CONTRACTUAL           NET TOTAL
                                                   SERVICE                     ANNUAL         FEE WAIVER             ANNUAL
                                  MANAGEMENT       (12B-1)         OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                      FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT           EXPENSES
----------------                  ----------     ------------    --------     ---------     --------------         ---------
PUTNAM VARIABLE TRUST
   Putnam VT Discovery
     Growth Fund -- Class IB
     Shares*+.................       0.70%          0.25%          0.38%        1.33%             --                  1.33%(13)
   Putnam VT International
     Equity Fund -- Class IB
     Shares*+.................       0.75%          0.25%          0.19%        1.19%             --                  1.19%
   Putnam VT Small Cap Value
     Fund -- Class IB Shares*.       0.77%          0.25%          0.10%        1.12%             --                  1.12%
SALOMON BROTHERS VARIABLE
   SERIES FUNDS INC.
   All Cap Fund -- Class I....       0.81%            --           0.08%        0.89%             --                  0.89%(14)
   Investors Fund -- Class I..       0.68%            --           0.09%        0.77%             --                  0.77%(15)
   Small Cap Growth Fund --
     Class I+.................       0.75%            --           0.28%        1.03%             --                  1.03%
   Total Return Fund -- Class
     I+.......................       0.78%            --           0.18%        0.96%             --                  0.96%
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend
     Strategy Portfolio+......       0.73%            --           0.15%        0.88%             --                  0.88%(16)
   Smith Barney Premier
     Selections All Cap
     Growth Portfolio+........       0.75%            --           0.19%        0.94%             --                  0.94%
THE TRAVELERS SERIES TRUST
   Convertible Securities
     Portfolio................       0.60%            --           0.15%        0.75%             --                    --(17),(38)
   Disciplined Mid Cap Stock
     Portfolio................       0.70%            --           0.12%        0.82%             --                    --(17),(38)
   Equity Income Portfolio....       0.73%            --           0.11%        0.84%             --                    --(18),(38)
   Federated Stock Portfolio+        0.63%            --           0.31%        0.94%             --                    --(17),(38)
   Large Cap Portfolio........       0.75%            --           0.11%        0.86%             --                  0.86%(18)
   Mercury Large Cap Core
     Portfolio................       0.79%            --           0.16%        0.95%             --                    --(19),(38)
   MFS Mid Cap Growth
     Portfolio................       0.75%            --           0.13%        0.88%             --                    --(20),(38)
   MFS Value Portfolio........       0.72%            --           0.39%        1.11%             --                    --(21),(38)
   Mondrian International
     Stock Portfolio..........       0.72%            --           0.19%        0.91%             --                    --(22),(38)
   Pioneer Fund Portfolio.....       0.75%            --           0.37%        1.12%             --                    --(23),(38)
   Pioneer Mid Cap Value
     Portfolio................       0.75%            --           0.43%        1.18%           0.18%                 1.00%(24)
   Social Awareness Stock
     Portfolio................       0.61%            --           0.14%        0.75%             --                    --(25),(38)
   Style Focus Series: Small
     Cap Growth Portfolio.....       0.85%            --           0.43%        1.28%           0.18%                 1.10%(26)
   Style Focus Series: Small
     Cap Value Portfolio......       0.83%            --           0.43%        1.26%           0.16%                 1.10%(27)
   Travelers Quality Bond
     Portfolio................       0.32%            --           0.12%        0.44%             --                    --(17),(38)
   U.S. Government
     Securities Portfolio.....       0.32%            --           0.11%        0.43%             --                    --(17),(38)

                                                 DISTRIBUTION
                                                    AND/OR                      TOTAL        CONTRACTUAL           NET TOTAL
                                                   SERVICE                     ANNUAL         FEE WAIVER             ANNUAL
                                  MANAGEMENT       (12B-1)         OTHER      OPERATING     AND/OR EXPENSE         OPERATING
UNDERLYING FUND:                      FEE            FEES        EXPENSES     EXPENSES      REIMBURSEMENT           EXPENSES
----------------                  ----------     ------------    --------     ---------     --------------         ---------
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation
     Portfolio................       0.80%            --           0.05%        0.85%             --                  0.85%
   MFS Total Return Portfolio.       0.77%            --           0.02%        0.79%             --                  0.79%(28)
   Pioneer Strategic Income
     Portfolio................       0.75%            --           0.15%        0.90%             --                  0.90%
   SB Adjustable Rate Income
     Portfolio Smith Barney
     Class*...................       0.60%          0.25%          0.46%        1.31%             --                  1.31%
   Smith Barney Aggressive
     Growth Portfolio.........       0.80%            --           0.02%        0.82%             --                  0.82%(29)
   Smith Barney High Income
     Portfolio................       0.60%            --           0.06%        0.66%             --                  0.66%
   Smith Barney
     International All Cap
     Growth Portfolio+........       0.88%            --           0.13%        1.01%             --                  1.01%(30)
   Smith Barney Large
     Capitalization Growth
     Portfolio................       0.75%            --           0.03%        0.78%             --                  0.78%(31)
   Strategic Equity Portfolio.       0.80%            --           0.05%        0.85%             --                  0.85%
VAN KAMPEN LIFE INVESTMENT
   TRUST
   Comstock Portfolio Class
     II Shares*...............       0.57%          0.25%          0.04%        0.86%             --                  0.86%
   Emerging Growth Portfolio
     Class II Shares*+........       0.70%          0.25%          0.07%        1.02%             --                  1.02%
   Enterprise Portfolio
     Class II Shares*+........       0.50%          0.25%          0.13%        0.88%             --                    --(32),(38)
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap
     Growth Opportunities
     Portfolio................       0.75%            --           0.35%        1.10%             --                    --(38)
VARIABLE INSURANCE PRODUCTS
   FUND
   Asset Manager SM
     Portfolio -- Service
     Class 2*+................       0.53%          0.25%          0.14%        0.92%             --                    --(33),(38)
   Contrafund(R) Portfolio --
     Service Class 2*.........       0.57%          0.25%          0.11%        0.93%             --                    --(34),(38)
   Dynamic Capital
     Appreciation Portfolio
     -- Service Class 2*+.....       0.58%          0.25%          0.38%        1.21%             --                    --(35),(38)
   Mid Cap Portfolio --
     Service Class 2*.........       0.57%          0.25%          0.14%        0.96%             --                    --(36),(38)
WELLS FARGO VARIABLE TRUST
   Wells Fargo Advantage
     Multi Cap Value Fund*+...       0.75%          0.25%          0.36%        1.36%           0.22%                 1.14%(37)

----------
* The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer or other service provider).
**    Includes CHART asset allocation fee.
+     Closed to new investors.

NOTES
(1) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.70% on first $1.5 billion of net assets and 0.65% on assets in excess of $1.5 billion. The Fund has a voluntary expense cap of 1.25%.
(2) Management fee is based on 0.50% on first $50 million of net assets; 0.40% on the next $100 million; 0.30% on the next $100 million and 0.25% on assets in excess of $250 million.
(3) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table. The Fund's advisor has contractually agreed to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Series I shares to 1.30% of average daily nets assets for each series portfolio of AIM Variable Insurance Funds. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the limit stated above: (i) Rule 12b-1 plan fees, if any; (ii) interest; (iii) taxes; (iv) dividend expense on short sales; (v) extraordinary items (these are expenses that are not anticipated to arise from the Fund's day-to day operations), or items designated as such by the Fund's Board of Trustees; (vi) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. The expense limitation is in effect through April 30, 2006.

(4) Fee waivers and or expense reimbursements reduced expenses for the Portfolio, without which the performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

(5) The investment advisor for the Delaware VIP REIT Series and the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2002 through April 30, 2005, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) would not exceed 0.95%. Effective May 1, 2005 through April 30, 2006, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and certain insurance expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, 0.60% on assets in excess of $2.5 billion million, all per year.

(6) While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(7) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Board and an order of the Securities and Exchange Commission.

(8) The Fund administration fee is paid indirectly through the management fee. While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% through May 1, 2006 of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% through May 1, 2006.

(9) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on next $250 million; 0.65% on next $500 million; 0.60% on the next $1 billion; 0.55% on the next $1 billion; and 0.50% on net assets in excess of $3 billion.

(10) Effective August 1, 2004, the management fee (including the administration fee), was reduced from 0.75% to the following breakpoints: 0.75% on first $1.5 billion of net assets; 0.70% on next $0.5 billion; 0.65% on next $0.5 billion; 0.60% on the next $1 billion; and 0.50% on net assets in excess of $3.5 billion.

(11) Reflects a contractual obligation by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through December 31, 2005 to the extent Total Annual Portfolio Operating Expenses exceed 1.25% of the Portfolio's average daily net assets.

(12) "Other Expenses" reflects a 0.25% administrative fee. PIMCO has contractually agreed, for the Portfolio's current fiscal year, to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of Trustees' fees, 0.65% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(13) Putnam Management has agreed to limit fund expenses through December 31, 2005. Including such limitations, Net Total Annual Operating Expenses are 1.19%.

(14) Effective August 1, 2004, the management fees were reduced from 0.85% to the following breakpoints: First $1.5 billion 0.75%; next $0.5 billion 0.70%; next $0.5 billion 0.65%; next $1 billion 0.60%; over $3.5 billion 0.50%.

(15) Effective August 1, 2004, the management fees were reduced from 0.70% to the following breakpoints: First $350 million 0.65%; next $150 million 0.55%; next $250 million 0.53%; next $250 million 0.50%; over $1 billion 0.45%.

(16) Effective September 1, 2004, the management fees were reduced from 0.75% to the following breakpoints: First $1 billion 0.65%; next $1 billion 0.60%; next $1 billion 0.55%; next $1 billion 0.50%; over $4 billion 0.45%.

(17) Other expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(18) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $250 million of net assets; 0.70% on the next $500 million and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. The expense information in the table has been restated to reflect the current fee schedule.

(19) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.80% to the following breakpoints: 0.775% on first $250 million of net assets; 0.75% on the next $250 million; 0.725% on next $500 million; 0.70% on next $1 billion and 0.65% on assets in excess of $2 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(20) Effective February 25, 2005, the investment advisory fee was revised to the following breakpoints: For the first $500 million of average daily net assets the advisory fee is 0.7775%; the next $300 million 0.7525%; the next $600 million 0.7275%; the next $1 billion 0.7025%; over $2.5 billion 0.625%. Also effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule. Between February 25, 2004 and February 24, 2005 the investment advisory fee was as follows: for the first $600 million of average daily net assets the advisor fee is 0.800%; the next $300 million 0.775%; the next $600 million 0.750%; the next $1 billion 0.725%; over $2.5 billion 0.675%. Previous to September 1, 2004 the fee was an annual rate of 0.80%. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(21) Effective September 1, 2004, the investment advisory fee was revised from the annual rate of 0.75% to the following breakpoints: 0.75% on first $600 million of net assets; 0.725% on the next $300 million; 0.70% on the next $600 million; 0.675% on the next $1 billion and 0.625% on assets in excess of $2.5 billion. Other Expenses include 0.06% administrative services fee the Fund pays to The Travelers Insurance Company. Fund has a voluntary waiver of 1.00%. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS; and
      (3) another portfolio of the Travelers Series Fund that is subadvised by MFS, are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(22) Effective May 1, 2005, the investment advisory fee is revised to the following schedule: 0.775% on the first $100 million in assets and 0.65% on assets in excess of $100 million. The expense information in the table has been restated to reflect the current fee schedule. Between September 1, 2004 and May 1, 2005, the investment advisory fee was as follows:
      0.825% on the first $100 million of assets, 0.775% on the next $400 million of assets, 0.725% on the next $500 million, and 0.700% on assets in excess of $1 billion. Previous to September 1, 2004, the investment advisory fee was an annual rate of 0.825%.

(23) Effective December 1, 2004, the Management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $250 million of net assets; 0.70% on the next $250 million; 0.675% on the next $500 million; 0.65% on the next $1 billion and 0.60% on assets in excess of $2 billion. Other expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(24) The Fund has a contractual expense cap of 1.00% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(25) Management fee is based on 0.65% on first $50 million of net assets; 0.55% on the next $50 million; 0.45% on the next $100 million and 0.40% on assets in excess of $200 million. Other Expenses include a 0.06% administrative services fee the Fund pays to The Travelers Insurance Company.

(26) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(27) The Fund has a contractual expense cap of 1.10% that continues to May 1, 2006. Other expenses are estimates and include a 0.06% administrative service fee the Fund pays to The Travelers Insurance Company.

(28) Effective November 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $600 million of net assets; 0.775% on next $300 million; 0.75% on next $600 million; 0.725% on next $1 billion and 0.675% in excess of $2.5 billion. Effective February 25, 2005, for purposes of meeting the various asset levels and determining an effective fee rate, the combined average daily net assets of: (1) the Fund; and (2) other portfolios of The Travelers Series Trust that are subadvised by MFS are used in performing the calculation. The expense information in the table has been restated to reflect the current fee schedule.

(29) Effective July 1, 2004, the advisory fee was reduced from 0.80% to the following breakpoints: 0.80% on first $5 billion of net assets; 0.775% on next $2.5 billion; 0.75% on next $2.5 billion and 0.70% in excess of $10 billion.

(30) Effective July 1, 2004, the management fee was reduced from 0.90% to 0.85% of the Fund's daily net assets.

(31) Effective July 1, 2004, the management fee was reduced from 0.75% to the following breakpoints: 0.75% on the first $5 billion of net assets; 0.725% on the next $2.5 billion; 0.70% on the next $2.5 billion and 0.65% on assets in excess of $10 billion.

(32) Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Classes I and II, respectively. For the year ended December 31, 2004, the Adviser waived $49,190 of its investment advisory fees. This waiver is voluntary in nature and can be discontinued at the Adviser's discretion.

(33) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(34) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.91%. These offsets may be discontinued at any time.

(35) The annual class operating expenses for the fund are based on historical expenses adjusted to reflect current fees. A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.02%. These offsets may be discontinued at any time. The fund's manager has voluntarily agreed to reimburse the class to the extent that the total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 1.10%. The expense ratio shown reflects the expense cap in effect at February 1, 2005. This arrangement can be discontinued by the fund's manager at any time.

(36) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.93%. These offsets may be discontinued at any time.

(37) On May 25, 2004, Wells Fargo & Company entered into a purchase agreement with Strong Financial Corporation ("SFC") to acquire the assets of SFC and certain of its affiliates, including Strong Capital Management, Inc., the investment adviser to the Strong Family of Funds. Pursuant to the receipt of approval from the Strong Board, shareholders of the Strong Funds met and approved the reorganization of each Strong Fund into a Wells Fargo Fund on December 10 and December 22, 2004. Effective on or about April 11, 2005, the Strong Multi Cap Value Fund II reorganized into the Wells Fargo Advantage Multi Cap Value Fund. The Funds' investment adviser has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Multi Cap Value is as follows:
      0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher. Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses for the Multi Cap Value Funds are based on estimates for the current fiscal year. The adviser has committed through April 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown, except for the Multi Cap Value Funds. For the Multi Cap Value Funds, the adviser has committed through April 30, 2007 to waive fees and/ or reimburse expenses to the extent necessary to maintain the net operating expense ratios shown.

(38) The table below shows the amount of the waiver or reimbursement and the net total annual operating expenses for underlying funds that have entered into a voluntary fee waiver and/or expense reimbursement arrangement. The net total annual operating expense figure reflects the fee waivers and/or expense reimbursements that were in effect as of the underlying fund's fiscal year end. However, as these arrangements are voluntary, they may be changed or terminated at any time, in which case the underlying fund would be subject to different net total annual operating expenses. Without such waivers performance would be lower.

                                                                                   VOLUNTARY FEE
                                                                                   WAIVER AND/OR
                                                                                      EXPENSE              NET TOTAL ANNUAL
      FUNDING OPTION                                                               REIMBURSEMENT          OPERATING EXPENSES
      --------------                                                               -------------          ------------------
      Capital Appreciation Fund..........................................              0.01%                     0.77%
      High Yield Bond Trust..............................................              0.03%                     0.60%
      Managed Assets Trust...............................................              0.01%                     0.60%
      Money Market Portfolio.............................................              0.02%                     0.40%
      Global Growth Fund -- Class 2 Shares...............................              0.01%                     0.89%
      Growth-Income Fund -- Class 2 Shares...............................              0.01%                     0.55%
      Credit Suisse Trust Emerging Market Portfolio......................              0.29%                     1.40%
      Convertible Securities Portfolio...................................              0.01%                     0.74%
      Disciplined Mid Cap Stock Portfolio................................              0.02%                     0.80%
      Equity Income Portfolio............................................              0.01%                     0.83%
      Federated Stock Portfolio..........................................              0.11%                     0.83%
      Mercury Large Cap Core Portfolio...................................              0.03%                     0.92%
      MFS Mid Cap Growth Portfolio.......................................              0.02%                     0.86%
      MFS Value Portfolio................................................              0.11%                     1.00%
      Mondrian International Stock Portfolio.............................              0.02%                     0.89%
      Pioneer Fund Portfolio.............................................              0.13%                     0.99%
      Social Awareness Stock Portfolio...................................              0.04%                     0.71%
      Travelers Quality Bond Portfolio...................................              0.02%                     0.42%
      U.S. Government Securities Portfolio...............................              0.01%                     0.42%
      Enterprise Portfolio Class II Shares...............................              0.03%                     0.85%
      Smith Barney Small Cap Growth Opportunities Portfolio..............              0.20%                     0.90%
      Asset Manager SM Portfolio -- Service Class 2......................              0.01%                     0.91%
      Contrafund(R) Portfolio -- Service Class 2.........................              0.02%                     0.91%
      Dynamic Capital Appreciation Portfolio -- Service Class 2..........              0.19%                     1.02%
      Mid Cap Portfolio -- Service Class 2...............................              0.03%                     0.93%

EXAMPLES

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Underlying Fund total annual operating expenses. These examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples reflect the annual Contract administrative charge, factoring in that the charge is waived for contracts over a certain value. Additionally, the examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume you have elected the Optional Death Benefit and that you have allocated all of your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses. Your actual expenses will be less than those shown if you do not elect the Optional Death Benefit.

EXAMPLE MAXIMUM CHARGES (ASSUMING YOU SELECT THE OPTIONAL DEATH BENEFIT)

                                               IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:               ANNUITIZED AT END OF PERIOD SHOWN:
                                            ---------------------------------------   ---------------------------------------
FUNDING OPTION                              1 YEAR    3 YEARS   5 YEARS    10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
--------------                              ------    -------   -------    --------   ------    -------    -------   --------
Underlying Fund with Minimum Total Annual
Operating Expenses........................    670        826      1007       1976       170       526         907       1976
Underlying Fund with Maximum Total Annual
Operating Expenses                            807       1239      1696       3355       307       939        1596       3355

                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Retirement Account Annuity is a Contract between the Contract Owner ("you") and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When you receive your Contract, we suggest you read it promptly and carefully. There may be differences in your Contract from the descriptions in this prospectus because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

The Company offers several different annuities that your investment professional may be authorized to offer to you. Each annuity offers different features and benefits that may be appropriate for you. In particular, the annuities differ based on variations in the standard and optional death benefit protection provided for your beneficiaries, the availability of optional living benefits, the ability to access your Contract Value if necessary and the charges that you will be subject to if you make a withdrawal or surrender the annuity. The separate account charges and other charges may be different between each annuity we offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to you and your beneficiaries. Furthermore, annuities that offer greater flexibility to access your Contract Value generally are subject to higher separate account charges than annuities that deduct charges if you make a withdrawal or surrender.

We encourage you to evaluate the fees, expenses, benefits and features of this annuity against those of other investment products, including other annuity products offered by us and other insurance companies. Before purchasing this or any other investment product you should consider whether the product you purchase is consistent with your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how you intend to use the annuity.

You make Purchase Payments to us and we credit them to your Contract. We promise to pay you an income, in the form of Annuity Payments, beginning on a future date that you choose, the Maturity Date. The Purchase Payments accumulate tax deferred in the funding options of your choice. We offer multiple Variable Funding Options. We may also offer a Fixed Account option. Where permitted by law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Variable Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each 12-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

On or after May 2, 2005, the Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

Purchase of this Contract through a tax qualified retirement plan or IRA does not provide any additional tax deferral benefits beyond those provided by the plan or the IRA. Accordingly, if you are purchasing this Contract through a plan or IRA, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits. You should consult with your financial adviser to determine if this Contract is appropriate for you.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9406.

PURCHASE PAYMENTS

Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, we may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with our prior consent.

We will apply the initial Purchase Payment less any applicable premium tax within two business days after we receive it at our Home Office with a properly completed application or order request. If your request or other information accompanying the initial Purchase Payment is incomplete when received, we will hold the Purchase Payment for up to five business days. If we cannot obtain the necessary information within five business days, we will return the Purchase Payment in full, unless you specifically consent for us to keep it until you provide the necessary information.

We will credit subsequent Purchase Payments to a Contract on the same business day we receive it, if it is received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

Where permitted by state law, we reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

PURCHASE PAYMENT CREDITS

If, for an additional charge, you select the Optional Death Benefit, we will add a credit to your Contract with each Purchase Payment. Each credit is added to the Contract Value when the corresponding Purchase Payment is applied, and will equal 2% of each Purchase Payment. These credits are applied pro rata to the same Variable Funding Options to which your Purchase Payment was applied. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Credits may more than offset the Purchase Payment Credits and related earnings. You should consider this possibility before purchasing the Optional Death Benefit.

CONSERVATION CREDIT

If you are purchasing this Contract with funds from another Contract issued by us or our affiliates, you may receive a conservation credit to your Purchase Payments. If applied, we will determine the amount of such credit.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, and Accumulation Unit is used to calculate the value of a Contract. Each Variable Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of separate account charges shown in the Fee Table in this prospectus. The number of Accumulation Units we will credit to your Contract once we receive a Purchase Payment is determined by dividing the amount directed to each Variable Funding Option by the value of its Accumulation Unit. Normally, we calculate the value of an Accumulation Unit for each Variable Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the New York Stock Exchange is open. After the value is calculated, we credit your Contract. During the Annuity Period (i.e., after the Maturity Date), you are credited with Annuity Units.

THE VARIABLE FUNDING OPTIONS

You choose the Variable Funding Options to which you allocate your Purchase Payments. These Variable Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. These Underlying Funds are not publicly traded and are offered only through variable annuity and variable life insurance products. They are not the same retail mutual funds as those offered outside of a variable annuity or variable life insurance product, although the investment practices and fund names may be similar, and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund, and Contract Owners should not compare the two.

The Underlying Funds offered though this product are selected by the Company based on several criteria, including asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Another factor the Company considers during the initial selection process is whether the Underlying Fund or an affiliate of the Underlying Fund will compensate the Company for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund's investment advisor, or its distributor. Finally, when the Company develops a variable annuity product in cooperation with a fund family or distributor (e.g. a "private label" product), the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

Each Underlying Fund is reviewed periodically after having been selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments to an Underlying Fund if the Company determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets.

In addition, if any of the Underlying Funds become unavailable for allocating Purchase Payments, or if we believe that further investment in an Underlying Fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

You will find detailed information about the Underlying Funds and their inherent risks in the current prospectuses for the Underlying Funds. Since each option has varying degrees of risk, please read the prospectuses carefully. There is no assurance that any of the Underlying Funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9406 to request copies of the prospectuses.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. As described above, the Company and TDLLC have arrangements with the investment adviser, subadviser, distributor, and/or affiliated companies of most of the Underlying Funds under which the Company and TDLLC receive payments in connection with our provision of administrative, marketing or other support services to the Funds. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and TDLLC incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

The payments are generally based on a percentage of the average assets of each Underlying Fund allocated to the Variable Funding Options under the Contract or other contracts offered by the Company. The amount of the fee that an Underlying Fund and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Underlying Fund. Aggregate fees relating to the different Underlying Funds may be as much as 0.65% of the average net assets of an Underlying Fund attributable to the relevant contracts. A portion of these payments may come from revenue derived from the Distribution and/or Service Fees (12b-1 fees) that are paid by an Underlying Fund out its assets as part of its Total Annual Operating Expenses.

The current Variable Funding Options are listed below, along with their investment advisers and any subadviser:

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
Capital Appreciation Fund                 Seeks growth of capital. The Fund           Travelers Asset Management
                                          normally invests in equity securities       International Company LLC ("TAMIC")
                                          of issuers of any size and in any           Subadviser: Janus Capital Corp.
                                          industry.

High Yield Bond Trust                     Seeks high current income. The Fund         TAMIC
                                          normally invests in below
                                          investment-grade bonds and debt
                                          securities.

Managed Assets Trust                      Seeks high total return. The Fund           TAMIC
                                          normally invests in equities,               Subadviser: Travelers Investment
                                          convertible and fixed-income                Management Company ("TIMCO")
                                          securities. The Fund's policy is to
                                          allocate investments among asset
                                          classes.

Money Market Portfolio                    Seeks high current return with              TAMIC
                                          preservation of capital and liquidity.
                                          The Fund normally invests in
                                          high-quality short term money market
                                          instruments.
AIM VARIABLE INSURANCE FUNDS
   AIM V.I. Premier Equity Fund --        Seeks to achieve long-term growth of        A I M Advisors, Inc.
     Series I Shares+                     capital. Income is a secondary
                                          objective. The Fund invests, normally,
                                          at least 80% of its net assets, plus
                                          the amount of any borrowings for
                                          investment purposes, in equity
                                          securities, including convertible
                                          securities.
AMERICAN FUNDS INSURANCE SERIES
   Global Growth Fund -- Class 2 Shares   Seeks capital appreciation. The Fund        Capital Research and Management
                                          normally invests in common stocks of        Co. ("CRM")
                                          companies located around the world.

   Growth Fund -- Class 2 Shares          Seeks capital appreciation. The Fund        CRM
                                          normally invests in common stocks of
                                          companies that appear to offer superior
                                          opportunities for growth of capital.

   Growth-Income Fund -- Class 2 Shares   Seeks capital appreciation and income.      CRM
                                          The Fund normally invests in common
                                          stocks or other securities that
                                          demonstrate the potential for
                                          appreciation and/or dividends.
CITISTREET FUNDS, INC.
   CitiStreet Diversified Bond Fund --    Seeks maximum long-term total return.       CitiStreet Funds Management LLC
     Class I                              The Fund primarily invests in fixed         ("CitiStreet")
                                          income securities.                          Subadviser: Western
                                                                                      AssetManagement Company; Salomon
                                                                                      Brothers Asset Management
                                                                                      ("SBAM"); and SSgA Funds
                                                                                      Management ("SSgA")

   CitiStreet International Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund primarily invests in the           Subadviser: Alliance Capital
                                          common stocks of established non-U.S.       Management L.P.; Oechsle
                                          companies.                                  International Advisors LLC; and
                                                                                      SSgA

   CitiStreet Large Company Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund primarily invests in the           Subadviser: Wellington Management
                                          common stocks of well established           Company; Smith Barney Fund
                                          companies.                                  Management LLC ("SBFM"), and SSgA

   CitiStreet Small Company Stock         Seeks maximum long-term total return.       CitiStreet
     Fund -- Class I                      The Fund primarily invests in the           Subadviser: TCW Investment
                                          common stocks of small companies.           Management; Babson Capital
                                                                                      Management LLC; and SSgA

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
CREDIT SUISSE TRUST
   Credit Suisse Trust Emerging           Seeks long term growth of capital. The      Credit Suisse Asset Management, LLC
     Market Portfolio+                    Fund normally invests in equity             Subadviser: Credit Suisse Asset
                                          securities of companies located in, or      Management Limited (U.K.),
                                          conducting a majority of their              (Australia)
                                          business, in emerging markets.
DELAWARE VIP TRUST
   Delaware VIP REIT Series --            Seeks to achieve maximum long term          Delaware Management
     Standard Class                       total return with capital appreciation      Company("Delaware")
                                          as a secondary objective.  The Fund
                                          normally invests in companies that
                                          manage a portfolio of real estate to
                                          earn profits for shareholders (REITS).

   Delaware VIP Small Cap Value           Seeks capital appreciation. The Fund        Delaware
     Series -- Standard Class             normally invests in securities of small
                                          capitalization companies.
DREYFUS VARIABLE INVESTMENT FUND
   Dreyfus Variable Investment Fund --    Seeks long term capital growth              The Dreyfus Corporation ("Dreyfus")
     Appreciation Portfolio -- Initial    consistent with the preservation of         Subadviser: Fayez Sarofim & Co.
     Shares                               capital. Current income is a secondary
                                          objective. The Fund normally invests in
                                          common stocks of established companies.

   Dreyfus Variable Investment Fund --    Seeks to maximize capital appreciation.     Dreyfus
     Developing Leaders Portfolio --      The Fund normally invests in companies
     Initial Shares                       with market capitalizations of less
                                          than $2 billion at the time of purchase.
FRANKLIN TEMPLETON VARIABLE INSURANCE
   PRODUCTS TRUST
   Mutual Shares Securities Fund --       Seeks capital appreciation. Income is a     Franklin Mutual Advisers, LLC
     Class 2 Shares                       secondary objective. The Fund normally
                                          invests in U.S. equity securities, and
                                          substantially in undervalued stocks,
                                          risk arbitrage securities and
                                          distressed companies.

   Templeton Developing Markets           Seeks long-term capital appreciation.       Templeton Asset Management Ltd.
     Securities Fund -- Class 2 Shares    The Fund normally invests at least 80%
                                          of its net assets in the emerging
                                          market investments, and invests
                                          primarily to predominantly in equity
                                          securities.

   Templeton Foreign Securities Fund      Seeks long-term capital growth. The         Templeton Investment Counsel, LLC
     -- Class 2 Shares                    Fund normally invests at least 80% of
                                          its net assets in investments of
                                          issuers located outside of the U.S.,
                                          including those in emerging markets.

   Templeton Growth Securities Fund --    Seeks long-term capital growth. The         Templeton Global Advisors Limited
     Class 2 Shares                       Fund normally invests in equity
                                          securities of companies located
                                          anywhere in the world, including the
                                          U.S. and emerging markets.
GREENWICH STREET SERIES FUND
   Appreciation Portfolio                 Seeks long- term appreciation of            SBFM
                                          capital. The Fund normally invests in
                                          equity securities of U.S. companies of
                                          medium and large capitalization.

   Equity Index Portfolio -- Class II     Seeks investment results that, before       TIMCO
     Shares                               expenses, correspond to the price and
                                          yield performance of the S&P 500 Index.
                                          The Fund normally invests in equity
                                          securities, or other investments with
                                          similar economic characteristics that
                                          are included in the S&P 500 Index.

   Fundamental Value Portfolio+           Seeks long-term capital growth. Current     SBFM
                                          income is a secondary consideration.
                                          The Fund normally invests in common
                                          stocks, and common stock equivalents of
                                          companies, the manager believes are
                                          undervalued.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
JANUS ASPEN SERIES
   Balanced Portfolio -- Service          Seeks long term capital growth,             Janus Capital Management
     Shares+                              consistent with preservation of capital     LLC("Janus Capital")
                                          and balanced by current income. The
                                          Fund normally invests in common stocks
                                          selected for their growth potential and
                                          other securities selected for their
                                          income potential.

   Mid Cap Growth Portfolio --            Seeks capital growth. The Fund normally     Janus Capital
     Service Shares                       invests in equity securities of
                                          mid-sized companies.

   Worldwide Growth Portfolio --          Seeks growth of capital in a manner         Janus Capital
     Service Shares+                      consistent with the preservation of
                                          capital. The Fund normally invests in
                                          the common stocks of companies of any
                                          size throughout the world.
LAZARD RETIREMENT SERIES, INC.
   Lazard Retirement Small Cap            Seeks long-term capital appreciation.       Lazard Asset Management, LLC
     Portfolio                            The Fund normally invests in equity
                                          securities, principally common stocks,
                                          of relatively small U.S. companies that
                                          are believed to be undervalued based on
                                          their earnings, cash flow or asset
                                          values.
LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio            Seeks long-term growth of capital and       Lord Abbett & Co.
                                          income without excessive fluctuations
                                          in market value. The Fund primarily
                                          invests in equity securities of large,
                                          seasoned, U.S. and multinational
                                          companies believed to be undervalued.

   Mid-Cap Value Portfolio                Seeks capital appreciation. The Fund        Lord Abbett & Co.
                                          normally invests primarily in equity
                                          securities, which are believed to be
                                          undervalued in the marketplace.
OPPENHEIMER VARIABLE ACCOUNT FUNDS
   Oppenheimer Main Street Fund/VA --     Seeks high total return (which includes     Oppenheimer Funds, Inc.
     Service Shares                       growth in the value of its shares as
                                          well as current income) from equity and
                                          debt securities.
PIMCO VARIABLE INSURANCE TRUST
   Real Return Portfolio --               Seeks maximum real return, consistent       Pacific Investment Management
     Administrative Class                 with preservation of real capital and       Company LLC
                                          prudent investment management.

   Total Return Portfolio --              Seeks maximum total return, consistent      Pacific Investment Management
     Administrative Class                 with preservation of capital and            Company LLC
                                          prudent investment management. The Fund
                                          normally invests in intermediate
                                          maturity fixed income securities.
PUTNAM VARIABLE TRUST
   Putnam VT Discovery Growth Fund --     Seeks long-term growth of capital. The      Putnam Investment Management
     Class IB Shares+                     Fund invests mainly in common stocks of
                                          U.S. companies, with a focus on growth
                                          stocks. Growth stocks are issued by
                                          companies that Putnam Management
                                          believes are fast-growing and whose
                                          earnings are likely to increase over
                                          time.

   Putnam VT International Equity         Seeks capital appreciation. The Fund        Putnam Investment Management
     Fund -- Class IB Shares+             invests mainly in common stocks of
                                          companies outside the United States
                                          that Putnam Management believes have
                                          investment potential.

   Putnam VT Small Cap Value Fund --      Seeks capital appreciation. The Fund        Putnam Investment Management
     Class IB Shares                      invests mainly in common stocks of U.S.
                                          companies, with a focus on value
                                          stocks. Value stocks are those that
                                          Putnam Management believes are
                                          currently undervalued by the market.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
SALOMON BROTHERS VARIABLE SERIES
   FUNDS INC.
   All Cap Fund -- Class I                Seeks capital appreciation. The Fund        SBAM
                                          normally invests in common stocks and
                                          their equivalents of companies the
                                          manager believes are undervalued in the
                                          marketplace.

   Investors Fund -- Class I              Seeks long term growth of capital.          SBAM
                                          Secondarily seeks current income. The
                                          Fund normally invests in common stocks
                                          of established companies.

   Small Cap Growth Fund -- Class I+      Seeks long term growth of capital. The      SBAM
                                          Fund normally invests in equity
                                          securities of companies with small
                                          market capitalizations.

   Total Return Fund -- Class I+          Seeks above average income (compared to     SBAM
                                          a portfolio invested entirely in equity
                                          securities). Secondarily seeks growth
                                          of capital and income.  The Fund
                                          normally invests in a broad range of
                                          equity and fixed-income securities of
                                          U.S. and foreign issuers.
SMITH BARNEY INVESTMENT SERIES
   Smith Barney Dividend Strategy         Seeks capital appreciation. Principally     SBFM
     Portfolio+                           through investing in dividend paying
                                          stocks.

   Smith Barney Premier Selections        Seeks long term capital growth. The         SBFM
     All Cap Growth Portfolio+            Fund consists of a Large Cap Growth
                                          segment, Mid Cap Growth segment and
                                          Small Cap Growth segment. All three
                                          segments normally invest in equity
                                          securities. The Large Cap Growth
                                          segment invests in large sized
                                          companies. The Mid Cap Growth segment
                                          invests in medium sized companies. The
                                          Small Cap Growth segment invests in
                                          small sized companies.
THE TRAVELERS SERIES TRUST
   Convertible Securities Portfolio       Seeks current income and capital            TAMIC
                                          appreciation. The Fund normally invests
                                          in convertible securities.

   Disciplined Mid Cap Stock Portfolio    Seeks growth of capital. The Fund           TAMIC
                                          normally invests in the equity              Subadviser: TIMCO
                                          securities of companies with mid-size
                                          market capitalizations.

   Equity Income Portfolio                Seeks reasonable income by investing        TAMIC
                                          primarily in income producing equity        Subadviser: Fidelity Management &
                                          securities. In choosing these               Research Company ("FMR")
                                          securities, the fund will also consider
                                          the potential for capital appreciation.
                                          The fund's goal is to achieve a yield
                                          which exceeds the composite yield on
                                          the securities compromising the S&P 500.

   Federated Stock Portfolio+             Seeks growth of income and capital. The     TAMIC
                                          Fund normally invests in equity             Subadviser: Federated Equity
                                          securities of high quality companies.       Management Company of Pennsylvania

   Large Cap Portfolio                    Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in the securities     Subadviser: FMR
                                          of companies with large market
                                          capitalizations.

   Mercury Large Cap Core Portfolio       Seeks long-term capital growth. The         TAMIC
                                          Fund normally invests in a diversified      Subadviser: Merrill Lynch
                                          portfolio of equity securities of large     Investment Managers, L.P. ("MLIM")
                                          cap companies.

   MFS Mid Cap Growth Portfolio           Seeks long term growth of capital. The      TAMIC
                                          Fund normally invests in equity             Subadviser: Massachusetts Fund
                                          securities of companies with medium         Services ("MFS")
                                          market capitalization.

   MFS Value Portfolio                    Seeks capital appreciation and              TAMIC
                                          reasonable income. The Fund normally        Subadviser: MFS
                                          invests in income producing equity
                                          securities of companies believed to be
                                          undervalued in the market.

   Mondrian International Stock           Seeks capital appreciation. The Fund        TAMIC
     Portfolio                            normally invests in equity securities       Subadviser: Mondrian Investment
                                          of relatively large non-U.S. companies.     Partners Ltd.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
   Pioneer Fund Portfolio                 Seeks reasonable income and capital         TAMIC
                                          growth. The Fund invests in equity          Subadviser: Pioneer Investment
                                          securities, primarily of U.S. issuers.      Management, Inc.

   Pioneer Mid Cap Value Portfolio        Seeks capital appreciation. The Fund        TAMIC
                                          normally invests in the equity              Subadviser: Pioneer Investment
                                          securities of mid-size companies.           Management, Inc.

   Social Awareness Stock Portfolio       Seeks long term capital appreciation        SBFM
                                          and retention of net investment income.
                                          The Fund normally invests in equity
                                          securities of large and mid-size
                                          companies that meet certain investment
                                          and social criteria.

   Style Focus Series: Small Cap          Seeks capital appreciation. The Fund        TAMIC
     Growth Portfolio                     normally invests in common stocks and       Subadviser: TIMCO and Janus
                                          other equity securities of small U.S.       Capital
                                          companies.

   Style Focus Series: Small Cap          Seeks capital appreciation. The Fund        TAMIC
     Value Portfolio                      normally invests in common stocks and       Subadviser: TIMCO and Dreman Value
                                          other equity securities of small U.S.       Management L.L.C. ("Dreman")
                                          companies.

   Travelers Quality Bond Portfolio       Seeks current income and total return       TAMIC
                                          with moderate capital volatility. The
                                          Fund normally invests in
                                          investment-grade bonds and debt
                                          securities.

   U.S. Government Securities             Seeks current income, total return and      TAMIC
     Portfolio                            high credit quality. The Fund normally
                                          invests in securities issued or
                                          guaranteed by the U.S. Government, its
                                          agencies or instrumentalities.
TRAVELERS SERIES FUND INC.
   AIM Capital Appreciation Portfolio     Seeks capital appreciation. The Fund        Travelers Investment Adviser Inc.
                                          normally invests in common stocks of        ("TIA")
                                          companies that are likely to benefit        Subadviser:  AIM Capital
                                          from new products, services or              Management Inc.
                                          processes or have experienced
                                          above-average earnings growth.

   MFS Total Return Portfolio             Seeks above average income consistent       TIA
                                          with the prudent employment of capital.     Subadviser: MFS
                                          Secondarily, seeks growth of capital
                                          and income. The Fund normally invests
                                          in a broad range of equity and
                                          fixed-income securities of both U.S.
                                          and foreign issuers.

   Pioneer Strategic Income Portfolio     Seeks high current income. The Fund         TIA
                                          normally invests in debt securities and     Subadviser: Pioneer Investment
                                          has the flexibility to invest in a          Management, Inc.
                                          broad range of issuers and segments of
                                          the debt securities market.

   SB Adjustable Rate Income              Seeks high current income and to limit      SBFM
     Portfolio Smith Barney Class         the degree of fluctuation of its net
                                          asset value resulting from movements in
                                          interest rates.

   Smith Barney Aggressive Growth         Seeks long-term capital appreciation.       SBFM
     Portfolio                            The Fund normally invests in common
                                          stocks of companies that are
                                          experiencing, or are expected to
                                          experience, growth in earnings that
                                          exceeds the average rate earnings
                                          growth of the companies comprising the
                                          S&P 500 Index.

   Smith Barney High Income Portfolio     Seeks high current income. Secondarily,     SBFM
                                          seeks capital appreciation. The Fund
                                          normally invests in high yield
                                          corporate debt and preferred stock of
                                          U.S. and foreign issuers.

   Smith Barney International All Cap     Seeks total return on assets from           SBFM
     Growth Portfolio+                    growth of capital and income. The Fund
                                          normally invests in equity securities
                                          of foreign companies.

   Smith Barney Large Capitalization      Seeks long term growth of capital. The      SBFM
     Growth Portfolio                     Fund normally invests in equities, or
                                          similar securities, of companies with
                                          large market capitalizations.

   Strategic Equity Portfolio             Seeks capital appreciation. The Fund        TIA
                                          normally invests in U.S. and foreign        Subadviser: FMR
                                          equity securities.

               FUNDING                                   INVESTMENT                               INVESTMENT
               OPTION                                    OBJECTIVE                            ADVISER/SUBADVISER
---------------------------------------   ----------------------------------------    ------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST
   Comstock Portfolio Class II Shares     Seeks capital growth and income. The        Van Kampen Asset Management
                                          Fund normally invests in common and         Inc.("Van Kampen")
                                          preferred stocks, and convertible
                                          securities, of well established
                                          undervalued companies.

   Emerging Growth Portfolio Class II     Seeks capital appreciation. The Fund        Van Kampen
     Shares+                              normally invests in common stocks of
                                          companies that the manager believes are
                                          experiencing or will experience growth
                                          in earnings and/or cash flow that
                                          exceeds the average rate of earnings
                                          growth of the companies that comprise
                                          the S&P 500.

   Enterprise Portfolio Class II          Seeks capital appreciation. The Fund        Van Kampen
     Shares+                              normally invests in common stocks of
                                          companies believed to have
                                          above-average potential for capital
                                          appreciation.
VARIABLE ANNUITY PORTFOLIOS
   Smith Barney Small Cap Growth          Seeks long term capital growth. The         Citi Fund Management, Inc.
     Opportunities Portfolio              Fund normally invests in equity
                                          securities of small cap companies and
                                          related investments.
VARIABLE INSURANCE PRODUCTS FUND
   Asset Manager SM Portfolio --          Seeks high total return with reduced        FMR
     Service Class 2+                     risk over the long-term. The Fund
                                          normally invests by allocating assets
                                          among stocks, bonds and short-term
                                          instruments.

   Contrafund(R) Portfolio -- Service     Seeks long-term capital appreciation by     FMR
     Class 2                              investing in common stocks of companies
                                          whose value Fidelity Management &
                                          Research Co. believes is not fully
                                          recognized by the public.

   Dynamic Capital Appreciation           Seeks capital appreciation by investing     FMR
     Portfolio -- Service Class 2+        in common stocks of domestic and
                                          foreign issuers.

   Mid Cap Portfolio -- Service Class 2   Seeks long-term growth of capital by        FMR
                                          investing in common stocks of companies
                                          with medium market capitalizations.
WELLS FARGO VARIABLE TRUST
   Wells Fargo Advantage Multi Cap        Seeks long term capital growth. Current     Wells Fargo Funds Management, LLC
     Value Fund+                          income is a secondary objective. The        Subadviser: Wells Capital
                                          Fund normally invests in the common         Management, Inc.
                                          stocks of U.S. companies believed to be
                                          undervalued relative to the market.

----------
+     Closed to new investors.

                                  FIXED ACCOUNT
--------------------------------------------------------------------------------

We may offer our Fixed Account as a funding option. Please see separate prospectus for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

      o the ability for you to make withdrawals and surrenders under the Contracts

      o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners

      o the available funding options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs)

      o     administration of the annuity options available under the Contracts

      o     the distribution of various reports to Contract Owners

Costs and expenses we incur include:

      o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts

      o sales and marketing expenses including commission payments to your sales agent

      o     other costs of doing business.

Risks we assume include:

      o that Annuitants may live longer than estimated when the annuity factors under the Contracts were established

      o that the amount of the death benefit will be greater than the Contract Value

      o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which Purchase Payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any applicable Purchase Payment Credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the Purchase Payment and any applicable Purchase Payment Credits withdrawn as follows:

                    YEARS SINCE PURCHASE                   WITHDRAWAL
                        PAYMENT MADE                         CHARGE
         -----------------------------------------         ----------
         GREATER THAN OR EQUAL TO    BUT LESS THAN
                 0 years                1 year                 5%
                  1 year                2 years                4%
                 2 years                3 years                3%
                 3 years                4 years                2%
                 4 years                5 years                1%
                 5+ years                                      0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

      (a) any Purchase Payment and any applicable Purchase Payment Credits to which no withdrawal charge applies then;

      (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a), then;

      (c) any remaining Purchase Payment and any applicable Purchase Payment Credits to which a withdrawal charge applies (on a first-in, first-out basis), then;

      (d)   any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

IF YOU DID NOT PURCHASE YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

      o     from payments we make due to the death of the Annuitant

      o if a life annuity payout has begun, other than the Liquidity Benefit Option (See "Liquidity Benefit")

      o     if an income option of at least ten years' duration is elected

      o from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

      o if withdrawals are taken under our Managed Distribution Program, if elected by you (see Access to Your Money) or

      o if you are confined to an eligible nursing home, as described in Appendix C

IF YOU PURCHASED YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

      o     from payments we make due to the death of the Annuitant

      o     if a life annuity payout has begun

      o     if payments for a period of at least five years have begun

      o from amounts withdrawn which are deposited to other contracts issued by us or our affiliate, subject to our approval

      o if withdrawals are taken as a minimum distribution, as defined under The Code

      o     if withdrawals are taken due to a hardship, as defined under The
            Code

      o if withdrawals are taken due to a disability, as defined under The Code, of the Annuitant;

      o if you are confined to an eligible nursing home, as described in Appendix C (403 (B) PLANS ONLY).

FREE WITHDRAWAL ALLOWANCE

Beginning in the second Contract Year, you may withdraw up to 20% of the Contract Value annually. We calculate the available withdrawal amount as of the end of the previous Contract Year. The free withdrawal provision applies to all withdrawals except those transferred directly to annuity contracts issued by other financial institutions. We reserve the right to modify the free withdrawal provision.

Any withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, we deduct a mortality and expense risk ("M&E") charge from amounts we hold in the Variable Funding Options. We reflect the deduction in our calculation of accumulation and Annuity Unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, the M&E charge is 0.80% annually. If you choose the Optional Death

Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Fund.

FLOOR BENEFIT/LIQUIDITY BENEFIT CHARGES

If you select the Variable Annuitization Floor Benefit, we deduct a charge upon election of this benefit. This charge compensates us for guaranteeing a minimum variable Annuity Payment regardless of the performance of the Variable Funding Options you selected. This charge will vary based upon market conditions, but will never increase your annual Separate Account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amounts withdrawn. Please refer to Payment Options for a description of these benefits.

CHART ASSET ALLOCATION PROGRAM CHARGES

Under the CHART Program, Purchase Payments and cash values are allocated among the specified asset allocation funds. The charge for this advisory service is equal to a maximum of 0.80% of the assets subject to the CHART Program. The CHART Program fee will be paid by quarterly withdrawals from the cash values allocated to the asset allocation funds. We will not treat these withdrawals as taxable distributions. Please refer to Miscellaneous Contract Provisions for further information.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your Contract Value either upon death, surrender, annuitization, or at the time you make Purchase Payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                    TRANSFERS
--------------------------------------------------------------------------------

Subject to the limitations described below, you may transfer all or part of your Contract Value between Variable Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, you may make transfers only if allowed by your Contract or with our consent. Transfer requests received at our Home Office that are in good order before the close of the New York Stock Exchange (NYSE) will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Where permitted by state law, we reserve the right to restrict transfers from the Variable Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, we reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Variable Funding Option to another could result in your investment becoming subject to higher or lower expenses. Also, when making transfers, you should consider the inherent risks associated with the Variable Funding Options to which your Contract Value is allocated.

MARKET TIMING/EXCESSIVE TRADING

THE CONTRACT IS INTENDED FOR USE AS A LONG-TERM INVESTMENT VEHICLE AND IS NOT DESIGNED TO SERVE AS A VEHICLE FOR EXCESSIVE TRADING OR MARKET TIMING IN AN ATTEMPT TO TAKE ADVANTAGE OF SHORT-TERM FLUCTUATIONS IN THE STOCK MARKET. EXCESSIVE TRADING IS DISRUPTIVE TO THE MANAGEMENT OF AN UNDERLYING FUND AND INCREASES OVERALL COSTS TO ALL INVESTORS IN THE UNDERLYING FUND. If, in our sole discretion, we determine you are engaging in excessive trading activity, trading activity that we believe is indicative of market timing, or any similar trading activity which will potentially hurt the rights or interests of other Contract Owners, we will exercise our contractual right to restrict your number of transfers to one every six months. We will notify you in writing if we choose to exercise our contractual right to restrict your transfers.

In determining whether we believe you are engaged in excessive trading or market timing activity, we will consider, among other things, the following factors:

            o     the dollar amount you request to transfer;

            o the number of transfers you made within the previous three months;

            o whether your transfers follow a pattern designed to take advantage of short term market fluctuations; and

            o whether your transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we evaluate trading patterns for market timing or excessive trading.

In addition to the above, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

            o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or

            o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner.

We will notify you in writing before we restrict your right to request transfers through such market timing firm or other third party.

The policy of the Company is to seek to apply its anti-market timing and excessive trading procedures uniformly. These procedures, however, will not prevent all excessive trading and market timing activity from occurring. For example:

      o Some of the Underlying Funds are available as investments for variable insurance contracts offered by other insurance companies. These other insurance companies may have different procedures to prevent excessive trading and market timing activity or may not have any such procedures because of contractual limitations.

      o The Company issues Contracts to qualified retirement plans that request financial transactions with the Company on an omnibus basis on behalf of all plan participants. These plans generally employ a record-keeper to maintain records of participant financial activity. Because the Company does not have the records to monitor the trading activity of the individual participants, the Company may not be able to identify plan participants who may be engaging in excessive trading or market timing activity and/or may not be able to apply its contractual trade restrictions to such participants.

      o There may be other circumstances where the Company does not identify trading activity as market timing or excessive trading or take action to restrict trading activity that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures. For example, Contract Owners may engage in trading activity involving dollar amounts that are less than the threshold that we use for trade surveillance. Or, Contract Owners may request trades in a frequency or pattern that does not qualify as excessive trading or market timing activity under our current anti-market timing procedures.

Excessive trading and market timing activity increases the overall transaction costs of an Underlying Fund, which may serve to decrease the Underlying Fund's performance. Further, excessive trading and market timing activity may disrupt the management of an Underlying Fund because the portfolio's advisor must react to frequent requests to purchase and redeem investments.

FUTURE MODIFICATIONS. We will continue to monitor the transfer activity occurring among the Variable Funding Options, and may modify these transfer restrictions at any time if we deem it necessary to protect the interest of all Contract Owners. These modifications may include curtailing or eliminating, without notice, the ability to use the Internet, facsimile or telephone in making transfers.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the Maturity Date, you may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any premium tax not previously deducted. Unless you submit a Written Request specifying the fixed or Variable Funding Option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the Cash Surrender Value as of the close of business after we receive your surrender request at our Home Office. The Cash Surrender Value may be more or less than the Purchase Payments you made. You may not make withdrawals during the annuity period.

For amounts allocated to the Variable Funding Options, we may defer payment of any Cash Surrender Value for a period of up to five business days after the Written Request is received. For amounts allocated to the Fixed Account, we may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

If your Contract is issued as part of a 403(b) plan, there are restrictions on your ability to make withdrawals from your Contract. You may not withdraw contributions or earnings made to your Contract after December 31, 1988 unless you are (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or
(e) experiencing a financial hardship. Even if you are experiencing a financial hardship, you may only withdraw contributions, not earnings. You should consult with your tax adviser before making a withdrawal from your Contract.

SYSTEMATIC WITHDRAWALS

Before the Maturity Date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a Contract Value of at least $15,000 and you must make the election on the form we provide. We will surrender Accumulation Units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, you may choose to participate in the Managed Distribution Program. At no cost to you, you may instruct us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See Federal Tax Considerations") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging will be permitted if you are participating in the Managed Distribution Program.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page). The Annuitant is the individual upon whose life the Maturity Date and the amount of monthly payments depend. Because this is a Qualified Contract, the owner and the Annuitant must always be the same person, and there can be only one Contract Owner. You have sole power to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary.

If this Contract is purchased by a beneficiary of another contract who directly transferred the death proceeds due under that contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional Purchase Payments.

BENEFICIARY

You name the beneficiary in a Written Request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Contract Owner. If more than one beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless you recorded different shares with the Company by Written Request before the death of the Contract Owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the Variable Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.

                                  DEATH BENEFIT
--------------------------------------------------------------------------------

Before the Maturity Date, generally, a death benefit is payable when you die. At purchase, you elect either the standard death benefit or the optional death benefit. We calculate the death benefit at the close of the business day on which our Home Office receives (1) Due Proof of Death and (2) written payment instructions or election of beneficiary contract continuance ("Death Report Date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

-----------------------------------------------------------------------------------------------------------------
ANNUITANT'S AGE ON THE CONTRACT DATE                                    DEATH BENEFIT PAYABLE
-----------------------------------------------------------------------------------------------------------------
Before Age 80                               Greater of:
                                            ---------------------------------------------------------------------
                                            1)     Contract Value on the Death Report Date, or
                                            2)     Total Purchase Payments less the total of any withdrawals (and related charges).
-----------------------------------------------------------------------------------------------------------------
On or after Age 80                          Contract Value
-----------------------------------------------------------------------------------------------------------------

OPTIONAL DEATH BENEFIT AND CREDIT

The Optional Death Benefit and Credit varies depending on the Annuitant's age on the Contract Date.

--------------------------------------------------------------------------------------------------------------------------
ANNUITANT'S AGE ON THE CONTRACT DATE                                    DEATH BENEFIT PAYABLE
--------------------------------------------------------------------------------------------------------------------------
Under Age 70                              Greater of:
                                          1)       Contract Value on the Death Report Date, or
                                          2)       Total Purchase Payments less the total of any withdrawals (and related charges); or
                                          3)       Maximum Step-Up death benefit value (described below) associated with
                                                   Contract Date anniversaries beginning with the 5th, and ending with the last before the Annuitant's 76th birthday.
--------------------------------------------------------------------------------------------------------------------------
Age 70-75                                 Greater of:
                                          1)       Contract Value, or
                                          2)       Total Purchase Payments less the total of any withdrawals (and related charges); or
                                          3)       Step-Up death benefit value (described below) associated with the 5th
                                                   Contract Date anniversary.
--------------------------------------------------------------------------------------------------------------------------
Age 76-80                                 Greater of (1) or (2) above.
--------------------------------------------------------------------------------------------------------------------------
Age over 80                               Contract Value
--------------------------------------------------------------------------------------------------------------------------

STEP-UP DEATH BENEFIT VALUE

We will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, we will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume your current Contract Value is $55,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/55,000) = 9,090

Your new step-up value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current Contract Value is $30,000. If your step-up value immediately prior to the withdrawal is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the step-up value as follows:

      50,000 x (10,000/30,000) = 16,666

Your new step-up value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

----------------------------------------------------------------------------------------------------------------------
                                                                                                     MANDATORY
      BEFORE THE MATURITY DATE,                        THE COMPANY WILL                            PAYOUT RULES
        UPON THE DEATH OF THE                        PAY THE PROCEEDS TO:                             APPLY*
----------------------------------------------------------------------------------------------------------------------
OWNER/ANNUITANT                             The beneficiary (ies), or if none, to        Yes
                                            the CONTRACT OWNER's estate.
----------------------------------------------------------------------------------------------------------------------
BENEFICIARY                                 No death proceeds are payable;               N/A
                                            Contract continues.
----------------------------------------------------------------------------------------------------------------------
CONTINGENT BENEFICIARY                      No death proceeds are payable;               N/A
                                            Contract continues.
----------------------------------------------------------------------------------------------------------------------

----------
* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of the Owner. Non-spousal beneficiaries (as well as spousal beneficiaries who choose not to assume the Contract) must begin taking distributions based on the beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.

BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)

If you die before the Maturity Date, and if the value of any beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), your beneficiary(s) may elect to continue his/her portion of the Contract subject to applicable Internal Revenue Code distribution requirements, rather than receive the death benefit in a lump sum. If the beneficiary chooses to continue the Contract, the beneficiary can extend the payout phase of the Contract enabling the beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Internal Revenue Code.

If your beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the funding options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Variable Funding Options, the beneficiary bears the investment risk.

The beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the beneficiary cannot:

      o     take a loan

      o     make additional Purchase Payments

The beneficiary may also name his/her own beneficiary ("succeeding beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the beneficiary's age on the Death Report Date as if the beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT (INDIVIDUAL CONTRACTS ONLY)

You may request that rather than receive a lump-sum death benefit, the beneficiary(ies) receive all or a portion of the death benefit proceeds either:

      o through an annuity for life or a period that does not exceed the beneficiary's life expectancy or

      o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater.

You must make the planned death benefit request as well as any revocation of this request in writing. Upon your death, your beneficiary(s) cannot revoke or modify this request. If the death benefit at the time we receive Due Proof of Death is less than $2,000, we will only pay a lump sum to the beneficiary. If periodic payments due under the planned death benefit election are less than $100, we reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no beneficiary is alive when death benefits become payable, we will pay the death benefit as provided in your Contract.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
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MATURITY DATE

Under the Contract, you can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the Annuitant is alive, you can change your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before we make Annuity Payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, you may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday or to a later date with our consent. You may use certain annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement; or the death of the Contract Owner. You should seek independent tax advice regarding the election of minimum required distributions.

LIQUIDITY BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS)

If you select any annuity option that guarantees you payments for a minimum period of time ("period certain"), you may take a lump sum payment (equal to a portion or all of the value of the remaining payments) any time after the first Contract Year. There is a charge of 5% of the amount withdrawn under this option.

For variable Annuity Payments, we use the Assumed Net Investment Factor, ("ANIF") as the interest rate to determine the lump sum amount. If you request only a percentage of the amount available, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period expires, your payments will increase to the level they would have been had no liquidation taken place.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate used depends on the amount of time left in the annuity option you elected. The current rate will be the same rate we would give someone electing an annuity option for that same amount of time. If you request a percentage of the amount available during the period certain, we will reduce the amount of each payment during the rest of the period certain by that percentage. After the period certain expires, your payments will increase to the level they would have been had no liquidation taken place.

The market value adjustment formula for calculating the present value described above for fixed Annuity Payments is as follows:

                                          n
             Present Value = (Sum of) [Payments X (1/1 + iC)^(t/365)
                                        s = 1

Where

      iC = the interest rate described above

      n = the number of payments remaining in the Contract Owner's period certain at the time of request for this benefit

      t = the number of days remaining until that payment is made, adjusting for leap years.

See Appendix E for examples of this market value adjustment.

ALLOCATION OF ANNUITY

You may elect to receive your Annuity Payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time Annuity Payments begin, you have not made an election, we will apply your Contract Value to provide an annuity funded by the same funding options as you have selected during the accumulation period. At least 30 days before the Maturity Date, you may transfer the Contract Value among the funding options in order to change the basis on which we will determine Annuity Payments. (See Transfers.)

ANNUITIZATION CREDIT. This credit is applied to the Contract Value used to purchase one of the annuity options described below. The credit equals 0.5% of your Contract Value if you annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10. There is no credit applied to Contracts held less than 1 year.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the Variable Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Variable Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly Annuity Payment. If you elect a variable annuity, the amount we apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable premium taxes not previously deducted.

The amount of your first monthly payment depends on the annuity option you elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value you apply to that annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this your net investment rate. Your net investment rate of 3% corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your Variable Funding Options is less than 3%, then the dollar amount of your variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of your Variable Funding Options is greater than 3%, then the dollar amount of your variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable funding options. The total amount of each Annuity Payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of Annuity Units we credited to each funding option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments that do not vary during the annuity period. We will calculate the dollar amount of the first fixed Annuity Payment as described under Variable Annuity, except that the amount we apply to begin the annuity will be your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than that shown in the Contract. If it would produce a larger payment, the first fixed Annuity Payment will be determined using the Life Annuity Tables in effect on the Maturity Date.

If you have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage you elected.

                                 PAYMENT OPTIONS
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ELECTION OF OPTIONS

While the Annuitant is alive, you can change your annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if you do not elect otherwise before the Maturity Date, we will pay you (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, we will pay the amount due under the Contract in accordance with the Payment Option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

VARIABLE ANNUITIZATION FLOOR BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS). This benefit may not be available, or may only be available under certain annuity options, if we determine market conditions so dictate. If available, we will guarantee that, regardless of the performance of the Variable Funding Options selected by you, your Annuity Payments will never be less than a certain percentage of your first Annuity Payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if you are over age 80. Additionally, you must select from certain funds available under this guarantee. Currently, these funds are the Equity Index Portfolio Class II, the Travelers Quality Bond Portfolio, and the U.S. Government Securities Portfolio. We may, at our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any Option. If you select this benefit, you may not elect to liquidate any portion of your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase your annual Separate Account charge by more than 3% per year.

We reserve the right to restrict the amount of Contract Value to be annuitized under this benefit.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the Cash Surrender Value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period without Life Contingency. We will make periodic payments for the period selected.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.

                        MISCELLANEOUS CONTRACT PROVISIONS
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RIGHT TO RETURN

You may return the Contract for a full refund of the Contract Value plus any Contract charges and premium taxes you paid (but not any fees and charges the Underlying Fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the Variable Funding Options during the right to return period; therefore, the Contract Value we return may be greater or less than your Purchase Payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, or longer if your state permits, we will refund your Purchase Payment in full; during the remainder of the right to return period, we will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which we receive your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your Contract Value as of that date is less than $2,000 and you have not made Purchase Payments for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the Cash Surrender Value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, we will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each funding option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNTS
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The Travelers Insurance Company and The Travelers Life and Annuity Company each sponsor Separate Accounts: Separate Account Five and Separate Account Six, respectively. Both Separate Account Five and Separate Account Six were established on March 27, 1997 and are registered with the SEC as unit investment trusts ("Separate Account") under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Variable Funding Options.

We hold the assets of Separate Account Five and Separate Account Six for the exclusive and separate benefit of the owners of each Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company Separate Accounts to fund variable annuity and variable life insurance contracts.

Certain variable annuity Separate Accounts and variable life insurance Separate Accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Variable Funding Options do not currently foresee any such disadvantages either to variable annuity Contract Owners or variable life policy owners, each Variable Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity Separate Accounts, the variable annuity Contract Owners would not bear any of the related expenses, but variable annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

In advertisements for the Contract, we may include performance figures to show you how a Variable Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Variable Funding Option and are not an indication of how a Variable Funding Option will perform in the future.

Our advertisements may show performance figures assuming that you do not elect any optional features such as the Optional Death Benefit. However, if you elect optional features, they involve additional charges that will serve to decrease the performance of your Variable Funding Options. You may wish to speak with your registered representative to obtain performance information specific to the optional features you may wish to select.

Performance figures for each Variable Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Variable Fund Option. In those cases, we can create "hypothetical historical performance" of a Variable Fund Option. These figures show the performance that the Variable Fund Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
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The following general discussion of the federal income tax consequences related to your investment in this Contract is not intended to cover all situations, and is not meant to provide tax or legal advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax and/or legal adviser regarding the tax implications of purchasing this Contract based upon your individual situation. For further tax information, an additional discussion of certain tax matters is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for premiums paid under an annuity and permitting tax-free transfers between the various investment options offered under the Contract. The Internal Revenue Code ("Code") governs how earnings on your investment in the Contract are ultimately taxed, depending upon the type of Contract, Qualified or Non-qualified, and the manner in which the money is distributed, as briefly described below. In analyzing the benefits of tax deferral it is important to note that the Jobs and Growth Tax Relief Reconciliation Act of 2003 amended Code Section 1 to reduce the marginal tax rates on long-term capital gains and dividends to 5% and 15%. The reduced rates apply during 2003 through 2008, and thereafter will increase to prior levels. Earnings under annuity Contracts, like interest payable as fixed investments (notes, bonds, etc.), continue to be taxed as ordinary income (top rate of 35%).

TAX-FREE EXCHANGES: Code Section 1035 provides that, if certain conditions are met, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity Contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED AND NON-QUALIFIED

QUALIFIED ANNUITY CONTRACTS

If you purchase your Contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your Contract is referred to as a Qualified Contract. Some examples of Qualified Contracts are: IRAs, tax-sheltered annuities established by public school systems or certain tax-exempt organizations under Code Section 403(b), corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. Another type of Qualified Contract is a Roth IRA, under which after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a Qualified Contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the Contract. Plan participants making contributions to Qualified Contracts will be subject to the required minimum distribution rules as provided by the Code and described below.

TAXATION OF QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the Contract have generally not yet been taxed, the full amount of such distributions, including the amount attributable to Purchase Payments, whether paid in the form of lump-sum withdrawals or Annuity Payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or Contract. The Contract is available as a vehicle for IRA rollovers and for other Qualified Contracts. There are special rules which govern the taxation of Qualified Contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. Amounts rolled over to the Contract from other qualified plan funding vehicles are generally not subject to current taxation. We have provided a more complete discussion in the SAI.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. If you own more than one individual retirement annuity and/or account, you may satisfy the minimum distribution rules on an aggregate basis (i.e. determine the total amount of required distributions from all IRAs and take the required amount from any one or more IRAs). A similar aggregate approach is available to meet your 403(b) minimum distribution requirements if you have multiple 403(b) annuities. Recently promulgated Treasury regulations changed the distribution requirements; therefore, it is important that you consult your tax adviser as to the impact of these regulations on your personal situation.

MINIMUM DISTRIBUTIONS FOR BENEFICIARIES UPON THE CONTRACT OWNER'S DEATH: Upon the death of the Contract Owner and/or Annuitant of a Qualified Contract, the funds remaining in the Contract must be completely withdrawn within 5 years from the date of death (including in a single lump sum) or minimum distributions may be taken over the life expectancy of the individual beneficiaries (and in certain situations, trusts for individuals), provided such distributions are payable at least annually and begin within one year from the date of death. Special rules apply where the beneficiary is the surviving spouse, which allow the spouse to assume the Contract and defer the minimum distribution requirements.

NOTE TO PARTICIPANTS IN QUALIFIED PLANS INCLUDING 401, 403(B), 457 AS WELL AS IRA OWNERS: While annual plan contribution limits may be increased from time to time by Congress and the IRS for federal income tax purposes, these limits must be adopted by each state for the higher limits to be effective at a state income tax level. In other words, the permissible contribution limit for income tax purposes may be different at the federal level from your state's income tax laws. Therefore, in certain states, a portion of the contributions may not be excludible or deductible from state income taxes. Please consult your employer or tax adviser regarding this issue.

NON-QUALIFIED ANNUITY CONTRACTS

If you purchase the Contract on an individual basis with after-tax dollars and not under one of the programs described above, your Contract is referred to as non-qualified.

As the owner of a non-qualified annuity, you do not receive any tax benefit (deduction or deferral of income) on Purchase Payments, but you will not be taxed on increases in the value of your Contract until a distribution occurs -- either as a withdrawal (distribution made prior to the Maturity Date), or as periodic Annuity Payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings under federal tax laws. Similarly, when you receive an Annuity Payment, part of each periodic payment is considered a return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment (i.e., any earnings) will be considered ordinary income for federal income tax purposes.

If a non-qualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the Contract attributable to Purchase Payments made after February 28, 1986 are includable in income annually and taxed at ordinary income tax rates. Furthermore, for Contracts issued after April 22, 1987, if you transfer the Contract to another person or entity without adequate consideration, all deferred increases in value will be includable in your income for federal income tax purposes at the time of the transfer.

If you make a partial withdrawal of your annuity balance, the distribution will generally be taxed as first coming from earnings, (income in the contract), and then from your Purchase Payments. These withdrawn earnings are includable in your taxable income. (See Penalty Tax for Premature Distributions below.) As a general rule, there is income in the Contract to the extent the Contract Value exceeds your investment in the Contract. The investment in the Contract equals the total Purchase Payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the Contract or pledging of the Contract as security for a loan will be treated as a cash distribution under the tax law, and will have tax consequences in the year taken. It should be noted that there is no guidance as to the determination of the amount of income in a Contract if it is issued with a guaranteed minimum withdrawal benefit. Therefore, you should consult with your tax adviser as to the potential tax consequences of a partial surrender if your Contract is issued with a guaranteed minimum withdrawal benefit.

Code Section 72(s) requires that non-qualified annuity Contracts meet minimum mandatory distribution requirements upon the death of the Contract Owner, including the death of either of the joint owners. If these requirements are not met, the Contract will not be treated as an annuity Contract for federal income tax purposes and earnings under the Contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the succeeding Contract Owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any non-qualified variable annuity Contracts based on a Separate Account must meet specific diversification standards. Non-qualified variable annuity contracts shall not be treated as an annuity for Federal income tax purposes if investments made in the account are not adequately diversified. Final tax regulations define how Separate Accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax-deferred treatment, requiring the current inclusion of a proportionate share of the income and gains from the Separate Account assets in the income of each Contract Owner. The Company intends to administer all Contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of funds available and the flexibility of the Contract Owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the Contract Owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Non-qualified Contract because of the death of an owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as Annuity Payments.

OTHER TAX CONSIDERATIONS

TREATMENT OF CHARGES FOR OPTIONAL BENEFITS

The Contract may provide one or more optional enhanced death benefits or other minimum guaranteed benefit that in some cases may exceed the greater of purchase price or the Contract Value. It is possible that the Internal Revenue Service may take the position that the charges for the optional enhanced benefit(s) are deemed to be taxable distributions to you. Although we do not believe that a charge under such optional enhanced benefit should be treated as a taxable withdrawal, you should consult with your tax adviser before selecting any rider or endorsement to the Contract.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

For both Qualified and Non-qualified Contracts, taxable distributions taken before the Contract Owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the Contract Owner. Other exceptions may be available in certain qualified plans. The 10% additional tax is in addition to any penalties that may apply under your Contract and the normal income taxes due on the distribution.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 1994 (the "1994 Code") taxes distributions from non-qualified annuity contracts differently than in the U.S. Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 1994 Code first as a return of investment. Therefore, no taxable income is recognized for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis. The amount of income on annuity distributions (payable over your lifetime) is also calculated differently under the 1994 Code. Since Puerto Rico residents are also subject to U.S. income tax on all income other than income sourced to Puerto Rico, and the Internal Revenue Service issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 1994 Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize.

NON-RESIDENT ALIENS

Distributions to non-resident aliens ("NRAs") are subject to special and complex tax and withholding rules under the Code with respect to U.S. source income, some of which are based upon the particular facts and circumstances of the Contract Owner, the beneficiary and the transaction itself. As stated above, the IRS has taken the position that income from the Contract received by NRAs is considered U.S. source income. In addition, Annuity Payments to NRAs in many countries are exempt from U.S. tax (or subject to lower rates) based upon a tax treaty, provided that the Contract Owner complies with the applicable requirements. NRAs should seek guidance from a tax adviser regarding their personal situation.

                              AVAILABLE INFORMATION
--------------------------------------------------------------------------------

The Companies are both subject to the information requirements of the Securities and Exchange Act of 1934 ("the 1934 Act"), as amended, and file reports, proxy statements and other information with the Securities and Exchange Commission ("Commission"). You may read and copy this information and other information at the following locations:

      o public reference facilities of the Commission at Room 1024, 450 Fifth Street, N.W., Washington, D.C., 20549

      o the Commission's Regional Offices located at 233 Broadway, New York, New York 10279

      o the Commission's Regional Offices located at Citicorp Center, 500 West Madison Street, Suite 1400, Chicago, Illinois 60661.

Under the Securities Act of 1933, the Companies have each filed with the Commission registration statements (the "Registration Statement") relating to the Contracts offered by this prospectus. This prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and the exhibits. Reference is hereby made to such Registration Statement and exhibits for further information about the Companies and the Contracts. The Registration Statement and the exhibits may be inspected and copied as described above. Although the Companies each furnish the annual reports on Form 10-K for the year ended December 31, 2004 to owners of Contracts or certificates, we do not plan to furnish subsequent annual reports containing financial information to the owners of Contracts or certificates described in this prospectus.

                 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
--------------------------------------------------------------------------------

The latest annual report on Form 10-K for The Travelers Insurance Company and the latest annual report on Form 10-K for The Travelers Life and Annuity Company have been filed with the Securities and Exchange Commission. Both annual reports are incorporated by reference into this prospectus and a copy of both annual reports must accompany this prospectus.

The Forms 10-K for the fiscal year ended December 31, 2004 contain additional information about each Company including audited financial statements for the latest fiscal year. The Travelers Insurance Company filed its Form 10-K on March 30, 2005 via Edgar, File No. 33-03094. The Travelers Life and Annuity Company filed its Form 10-K on March 30, 2005 via Edgar, File No. 33-58677.

If requested, we will furnish, without charge, a copy of any and all of the documents incorporated by reference, other than exhibits to those documents (unless such exhibits are specifically incorporated by reference in those documents.) You may direct your requests to: The Travelers Insurance Company, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415, Attention: Annuity Services. The telephone number is (800) 842-9406. You may also obtain copies of any documents, incorporated by reference into this prospectus by accessing the SEC's website (http://www.sec.gov).

                                OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States (except New York), the District of Columbia and Puerto Rico. The Company is an indirect wholly-owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103-3415.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

      o     The Travelers Insurance Company ("TIC")
      o     The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

FINANCIAL STATEMENTS

The financial statements for the Company and its Separate Account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Travelers Insurance Company and The Travelers Life and Annuity Company (together the "Company") have appointed Travelers Distribution LLC ("TDLLC") to serve as the principal underwriter and distributor of the securities offered through this Prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. TDLLC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses TDLLC for expenses TDLLC incurs in distributing the Contracts (e.g. commissions payable to retail broker-dealers who sell the Contracts). TDLLC does not retain any fees under the Contracts; however, TDLLC may receive 12b-1 fees from the Underlying Funds.

TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is registered as a broker-dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

TDLLC and the Company enter into selling agreements with broker-dealers who are registered with the SEC and are members of the NASD, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts are offered on a continuous basis.

COMPENSATION. Broker-dealers who have selling agreements with TDLLC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm, depending on the agreement between the firm and the registered representative. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor or disfavor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of purchase payments invested in the Contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.50% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives). We may periodically establish compensation specials whereby we pay a higher amount for sales of the Contract during a specified period. While a compensation special is in effect, registered representatives may be inclined to favor a product that pays a higher compensation over another product where a compensation special is not in effect. We are not currently offering any compensation specials.

This Contract does not assess a front-end sales charge, so you do not directly pay for sales and distribution expenses. Instead, you indirectly pay for sales and distribution expenses through the overall charges and fees assessed under your Contract. For example, any profits the Company may realize through assessing the mortality and expense risk charge under your Contract may be used to pay for sales and distribution expenses.

The Company may also pay for sales and distribution expenses out of any payments the Company or TDLLC may receive from the Underlying Funds for providing administrative, marketing and other support and services to the Underlying Funds. If your Contract assesses a Contingent Deferred Sales Charge, proceeds from this charge may be used to reimburse the Company for sales and distribution expenses. No additional sales compensation is paid if you select any optional benefits under your Contract.

To the extent permitted by NASD rules and other applicable laws and regulations, TDLLC may pay or allow other promotional incentives or payments in the form of cash or other compensation.

The Company and TDLLC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and TDLLC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by TDLLC or the Company out of their own assets and will not result in any additional direct charge to you. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and TDLLC have entered into preferred distribution arrangements with AIG Advisor Group (including Advantage Capital Corporation, FSC Securities Corporation, Royal Alliance Associates, Inc., Sentra Securities Corporation, Spelman & Co., Inc. and SunAmerica Securities, Inc.), CitiStreet Equities LLC, Piper Jaffray & Co.and Tower Square Securities, Inc.

SALE OF VARIABLE ANNUITIES BY AFFILIATES OF THE COMPANY. The Company and TDLLC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company. Because of the affiliation, these broker-dealer firms and their registered representatives may favor the Company's products.

TOWER SQUARE SECURITIES. The Company and TDLLC have entered into a selling agreement with Tower Square Securities, Inc. ("Tower Square"), which is affiliated with the Company. Registered representatives of Tower Square, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, Tower Square representatives are eligible for various cash benefits, such as bonuses, commission advances and non-cash compensation programs offered by the Company, such as retirement and other benefit plans for agents and the ability to purchase Citigroup common stock at a discount. Sales of the Contracts may help qualify a Tower Square representative for such benefits. Sales representatives may receive other payments from the Company for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services. In addition, sales representatives who meet certain Company productivity, persistency and length of the services standards may be eligible for additional compensation. In addition to the compensation described above, Tower Square receives compensation for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause Tower Square or its representatives to favor the Company's products.

CITISTREET EQUITIES LLC/CITISTREET ASSOCIATES LLC. The Company and TDLLC have entered into a selling agreement with CitiStreet Equities LLC. CitiStreet Equities LLC and its affiliate, CitiStreet Associates LLC, are part of a joint venture between Citigroup Inc., the Company's ultimate parent, and State Street Corporation. Registered representatives of CitiStreet Equities LLC, who are properly licensed and appointed, may offer the Contract to customers. In addition to compensation described above, CitiStreet Equities LLC receives compensation for the hiring and training of sales representatives and for meeting certain gross sales goals and net sales goals (sales less redemptions) which may cause CitiStreet Equities LLC or its representatives to favor the Company's products. The Company has also entered into an agreement with CitiStreet Associates LLC whereby the Company pays CitiStreet Associates LLC fees in connection with CitiStreet Associates' provision of certain administrative, recordkeeping, marketing and support services in relation to annuity contracts sold by CitiStreet Equities LLC in connection with Section 401(a), 401(k), 403(b), 457(b) and 408(b) plans. Any compensation payable to CitiStreet Associates LLC or CitiStreet Equities LLC will be made by TDLLC or the Company out of its own assets and will not result in any additional direct charge to you.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which the Contract is issued govern that Contract. Where a state has not approved a Contract feature or funding option, it will not be available in that state. Any paid-up annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, we believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. We will vote all shares, including those we may own on our own behalf, and those where we have not received instructions from Contract Owners, in the same proportion as shares for which we received voting instructions. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right. In certain limited circumstances, and when permitted by law, we may disregard voting instructions. If we do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the Deputy General Counsel of the Companies.

In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

Notwithstanding the above, there are no pending legal proceedings affecting either the Separate Account or the principal underwriter. There are no pending legal proceedings against either Company likely to have a material adverse affect on the ability of either Company to meet its obligations under the applicable Contract.

                  APPENDIX A -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

           THE TRAVELERS SEPARATE ACCOUNT FIVE FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                      SEPARATE ACCOUNT CHARGES 0.80% 3% AIR

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Capital Appreciation Fund (5/00).........................   2004        0.503           0.597                 286,860
                                                               2003        0.406           0.503                 148,185
                                                               2002        0.547           0.406                 213,843
                                                               2001        0.745           0.547                   6,402
                                                               2000        1.000           0.745                      --

   High Yield Bond Trust (9/99).............................   2004        1.418           1.530                 100,536
                                                               2003        1.107           1.418                  27,244
                                                               2002        1.067           1.107                      --
                                                               2001        0.982           1.067                      --
                                                               2000        0.980           0.982                      --
                                                               1999        1.000           0.980                      --

   Managed Assets Trust (6/99)..............................   2004        1.111           1.206                  41,606
                                                               2003        0.918           1.111                  25,510
                                                               2002        1.013           0.918                  25,510
                                                               2001        1.076           1.013                  25,510
                                                               2000        1.102           1.076                  20,767
                                                               1999        1.000           1.102                  13,609

   Money Market Portfolio (9/99)............................   2004        1.125           1.127                 236,987
                                                               2003        1.125           1.125                 289,912
                                                               2002        1.119           1.125                 264,365
                                                               2001        1.087           1.119                  77,342
                                                               2000        1.032           1.087                  76,073
                                                               1999        1.000           1.032                  36,453

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (5/01)..........   2004        0.763           0.800                      --
                                                               2003        0.615           0.763                      --
                                                               2002        0.888           0.615                      --
                                                               2001        1.000           0.888                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/04)..............   2004        1.000           1.109                      --

   Growth Fund -- Class 2 Shares (5/04).....................   2004        1.000           1.091                  14,605

   Growth-Income Fund -- Class 2 Shares (5/04)..............   2004        1.000           1.082                  18,354

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (9/99).......   2004        1.310           1.360                 764,591
                                                               2003        1.251           1.310                 481,357
                                                               2002        1.157           1.251                 470,261
                                                               2001        1.092           1.157                      --
                                                               2000        0.979           1.092                  12,041
                                                               1999        1.000           0.979                  37,502

   CitiStreet International Stock Fund -- Class I (7/99)....   2004        0.899           1.024                 349,627
                                                               2003        0.697           0.899                 291,178
                                                               2002        0.904           0.697                 223,222
                                                               2001        1.160           0.904                      --
                                                               2000        1.272           1.160                   1,916
                                                               1999        1.000           1.272                   6,933

   CitiStreet Large Company Stock Fund -- Class I (9/99)....   2004        0.683           0.746                 656,590
                                                               2003        0.537           0.683                 525,471
                                                               2002        0.702           0.537                 430,013
                                                               2001        0.840           0.702                      --
                                                               2000        0.995           0.840                  10,384
                                                               1999        1.000           0.995                  21,459

   CitiStreet Small Company Stock Fund -- Class I (9/99)....   2004        1.732           1.974                 107,116
                                                               2003        1.220           1.732                  83,489
                                                               2002        1.612           1.220                  66,192
                                                               2001        1.600           1.612                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   CitiStreet Small Company Stock Fund -- Class I
   (continued)..............................................   2000        1.465           1.600                   1,472
                                                               1999        1.000           1.465                   6,201

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (10/99)...   2004        1.140           1.412                  11,251
                                                               2003        0.804           1.140                  11,251
                                                               2002        0.916           0.804                  11,251
                                                               2001        1.022           0.916                      --
                                                               2000        1.506           1.022                      --
                                                               1999        1.000           1.506                      --

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (9/00)........   2004        1.816           2.368                  85,371
                                                               2003        1.366           1.816                  31,398
                                                               2002        1.318           1.366                  19,794
                                                               2001        1.221           1.318                      --
                                                               2000        1.000           1.221                      --

   Delaware VIP Small Cap Value Series -- Standard
   Class (10/99)............................................   2004        1.701           2.050                  22,455
                                                               2003        1.208           1.701                  22,455
                                                               2002        1.289           1.208                  10,600
                                                               2001        1.162           1.289                      --
                                                               2000        0.991           1.162                      --
                                                               1999        1.000           0.991                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (10/99)......................   2004        1.360           1.503                 102,644
                                                               2003        1.041           1.360                  57,302
                                                               2002        1.298           1.041                  58,130
                                                               2001        1.394           1.298                  13,264
                                                               2000        1.240           1.394                   3,246
                                                               1999        1.000           1.240                      --

   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (7/99).......................   2004        0.952           0.992                 123,030
                                                               2003        0.792           0.952                  42,639

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (continued)..................   2002        0.958           0.792                  54,702
                                                               2001        1.065           0.958                  27,197
                                                               2000        1.081           1.065                  24,552
                                                               1999        1.000           1.081                  24,552

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (5/03)...   2004        1.204           1.345                   6,200
                                                               2003        1.000           1.204                   6,200

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (5/04)............................................   2004        1.000           1.234                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04)  2004        1.000           1.156                  19,656

   Templeton Growth Securities Fund -- Class 2 Shares (5/04)   2004        1.000           1.126                  38,090

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)............................   2004        0.954           1.029                  53,728
                                                               2003        0.772           0.954                  45,111
                                                               2002        0.943           0.772                  20,346
                                                               2001        1.000           0.943                   3,353

   Equity Index Portfolio -- Class II Shares (7/99).........   2004        0.864           0.945                 140,723
                                                               2003        0.682           0.864                 126,629
                                                               2002        0.886           0.682                  47,426
                                                               2001        1.019           0.886                  23,609
                                                               2000        1.133           1.019                  14,389
                                                               1999        1.000           1.133                  13,350

   Fundamental Value Portfolio (5/01).......................   2004        0.992           1.065                 157,189
                                                               2003        0.722           0.992                 157,189
                                                               2002        0.924           0.722                  30,684
                                                               2001        1.000           0.924                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2004        1.005           1.080                  25,695
                                                               2003        0.891           1.005                  25,695
                                                               2002        0.962           0.891                      --
                                                               2001        1.000           0.962                      --

   Mid Cap Growth Portfolio -- Service Shares (5/01)........   2004        0.736           0.880                  64,111
                                                               2003        0.551           0.736                   5,302
                                                               2002        0.772           0.551                  33,784
                                                               2001        1.000           0.772                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2004        0.556           0.577                   5,661
                                                               2003        0.453           0.556                   5,661
                                                               2002        0.615           0.453                   5,661
                                                               2001        0.801           0.615                   5,661
                                                               2000        1.000           0.801                      --

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04).............   2004        1.000           1.127                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04).......................   2004        1.000           1.111                      --

   Mid-Cap Value Portfolio (5/04)...........................   2004        1.000           1.165                      --

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2004        1.000           1.078                      --

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (5/01)....   2004        1.192           1.240                 152,147
                                                               2003        1.144           1.192                   6,319
                                                               2002        1.057           1.144                   7,538
                                                               2001        1.000           1.057                      --

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (5/01)   2004        0.739           0.789                      --
                                                               2003        0.564           0.739                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)..............................................   2002        0.808           0.564                      --
                                                               2001        1.000           0.808                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.897           1.033                   6,667
                                                               2003        0.703           0.897                   6,667
                                                               2002        0.861           0.703                      --
                                                               2001        1.000           0.861                      --

   Putnam VT Small Cap Value Fund -- Class IB Shares (5/01).   2004        1.315           1.647                  63,465
                                                               2003        0.886           1.315                  43,406
                                                               2002        1.093           0.886                  40,852
                                                               2001        1.000           1.093                      --

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (4/00)...........................   2004        1.486           1.596                   5,450
                                                               2003        1.077           1.486                   3,532
                                                               2002        1.449           1.077                      --
                                                               2001        1.433           1.449                      --
                                                               2000        1.000           1.433                      --

   Investors Fund -- Class I (10/99)........................   2004        1.185           1.298                   6,680
                                                               2003        0.903           1.185                      --
                                                               2002        1.183           0.903                   6,424
                                                               2001        1.244           1.183                      --
                                                               2000        1.088           1.244                      --
                                                               1999        1.000           1.088                  13,535

   Small Cap Growth Fund -- Class I (5/01)..................   2004        0.932           1.064                      --
                                                               2003        0.631           0.932                      --
                                                               2002        0.974           0.631                      --
                                                               2001        1.000           0.974                      --

   Total Return Fund -- Class I (9/00)......................   2004        1.121           1.209                      --
                                                               2003        0.975           1.121                      --
                                                               2002        1.055           0.975                      --
                                                               2001        1.072           1.055                      --
                                                               2000        1.000           1.072                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2004        0.807           0.828                   6,455
                                                               2003        0.659           0.807                   6,455
                                                               2002        0.897           0.659                      --
                                                               2001        1.000           0.897                      --

   Smith Barney Premier Selections All Cap Growth
   Portfolio (5/01).........................................   2004        0.869           0.887                      --
                                                               2003        0.652           0.869                      --
                                                               2002        0.898           0.652                      --
                                                               2001        1.000           0.898                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (3/00)....................   2004        1.014           1.175                   8,864
                                                               2003        0.739           1.014                   8,864
                                                               2002        0.969           0.739                   8,864
                                                               2001        0.938           0.969                      --
                                                               2000        1.000           0.938                      --

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)..................   2004        1.000           1.040                      --

   Disciplined Mid Cap Stock Portfolio (8/99)...............   2004        1.406           1.625                  46,180
                                                               2003        1.060           1.406                  38,942
                                                               2002        1.247           1.060                  22,864
                                                               2001        1.310           1.247                   4,950
                                                               2000        1.132           1.310                   4,950
                                                               1999        1.000           1.132                   4,950

   Equity Income Portfolio (7/99)...........................   2004        1.137           1.240                 294,106
                                                               2003        0.874           1.137                 192,847
                                                               2002        1.024           0.874                 151,978
                                                               2001        1.105           1.024                 109,815
                                                               2000        1.021           1.105                  12,381
                                                               1999        1.000           1.021                  12,381

   Federated Stock Portfolio (11/01)........................   2004        1.015           1.113                   4,216
                                                               2003        0.802           1.015                   4,216
                                                               2002        1.002           0.802                   4,216
                                                               2001        1.000           1.002                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Large Cap Portfolio (7/99)...............................   2004        0.807           0.852                 111,168
                                                               2003        0.652           0.807                  96,847
                                                               2002        0.851           0.652                  96,847
                                                               2001        1.038           0.851                  96,847
                                                               2000        1.224           1.038                  52,127
                                                               1999        1.000           1.224                  12,719

   Lazard International Stock Portfolio (8/99)..............   2004        0.846           0.971                   6,318
                                                               2003        0.663           0.846                   6,318
                                                               2002        0.768           0.663                   6,318
                                                               2001        1.049           0.768                   4,591
                                                               2000        1.194           1.049                   4,591
                                                               1999        1.000           1.194                   4,591

   Merrill Lynch Large Cap Core Portfolio (6/00)............   2004        0.780           0.897                      --
                                                               2003        0.649           0.780                      --
                                                               2002        0.874           0.649                      --
                                                               2001        1.136           0.874                      --
                                                               2000        1.000           1.136                      --

   MFS Emerging Growth Portfolio (5/01).....................   2004        0.681           0.761                      --
                                                               2003        0.531           0.681                      --
                                                               2002        0.814           0.531                      --
                                                               2001        1.000           0.814                      --

   MFS Mid Cap Growth Portfolio (10/99).....................   2004        0.909           1.029                  59,981
                                                               2003        0.668           0.909                  47,678
                                                               2002        1.317           0.668                  45,675
                                                               2001        1.739           1.317                  33,694
                                                               2000        1.603           1.739                  30,494
                                                               1999        1.000           1.603                      --

   MFS Value Portfolio (5/04)...............................   2004        1.000           1.127                  21,046

   Pioneer Fund Portfolio (8/99)............................   2004        0.768           0.847                  18,862
                                                               2003        0.625           0.768                  31,058
                                                               2002        0.903           0.625                  24,128
                                                               2001        1.183           0.903                      --
                                                               2000        0.959           1.183                      --
                                                               1999        1.000           0.959                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Social Awareness Stock Portfolio (7/99)..................   2004        0.877           0.925                  18,473
                                                               2003        0.686           0.877                  18,473
                                                               2002        0.921           0.686                  14,167
                                                               2001        1.100           0.921                  14,167
                                                               2000        1.115           1.100                  14,167
                                                               1999        1.000           1.115                  14,167

   Travelers Quality Bond Portfolio (8/99)..................   2004        1.259           1.290                  40,044
                                                               2003        1.186           1.259                  36,759
                                                               2002        1.130           1.186                  19,941
                                                               2001        1.063           1.130                  19,941
                                                               2000        1.002           1.063                  19,941
                                                               1999        1.000           1.002                  19,941

   U.S. Government Securities Portfolio (8/99)..............   2004        1.326           1.396                 357,708
                                                               2003        1.301           1.326                 328,667
                                                               2002        1.154           1.301                 366,169
                                                               2001        1.099           1.154                  20,423
                                                               2000        0.968           1.099                  20,423
                                                               1999        1.000           0.968                  20,423

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/01)................   2004        0.840           0.887                   6,755
                                                               2003        0.654           0.840                      --
                                                               2002        0.867           0.654                      --
                                                               2001        1.000           0.867                      --

   MFS Total Return Portfolio (7/99)........................   2004        1.240           1.371                 337,809
                                                               2003        1.073           1.240                 153,776
                                                               2002        1.141           1.073                 135,391
                                                               2001        1.150           1.141                  53,295
                                                               2000        0.994           1.150                      --
                                                               1999        1.000           0.994                      --

   Pioneer Strategic Income Portfolio (1/01)................   2004        1.285           1.415                  32,760
                                                               2003        1.084           1.285                  32,760
                                                               2002        1.032           1.084                  27,083
                                                               2001        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   SB Adjustable Rate Income Portfolio -- Class I
   Shares (9/03)............................................   2004        1.001           1.005                   1,000
                                                               2003        1.000           1.001                   1,000

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2004        0.846           0.923                 328,219
                                                               2003        0.634           0.846                 251,625
                                                               2002        0.949           0.634                  15,408
                                                               2001        1.000           0.949                   2,646

   Smith Barney High Income Portfolio (8/99)................   2004        1.065           1.166                  63,799
                                                               2003        0.842           1.065                  22,349
                                                               2002        0.877           0.842                  20,231
                                                               2001        0.918           0.877                  20,231
                                                               2000        1.007           0.918                  20,231
                                                               1999        1.000           1.007                  20,231

   Smith Barney International All Cap Growth
   Portfolio (12/99)........................................   2004        0.755           0.883                  39,904
                                                               2003        0.597           0.755                   3,291
                                                               2002        0.810           0.597                   3,291
                                                               2001        1.186           0.810                   3,291
                                                               2000        1.569           1.186                   3,291
                                                               1999        1.000           1.569                      --

   Smith Barney Large Capitalization Growth
   Portfolio (10/99)........................................   2004        0.991           0.987                  40,912
                                                               2003        0.677           0.991                   5,766
                                                               2002        0.907           0.677                      --
                                                               2001        1.045           0.907                      --
                                                               2000        1.132           1.045                      --
                                                               1999        1.000           1.132                      --

   Strategic Equity Portfolio (7/99)........................   2004        0.787           0.861                  81,278
                                                               2003        0.598           0.787                  67,954
                                                               2002        0.908           0.598                  67,954
                                                               2001        1.057           0.908                  67,954
                                                               2000        1.303           1.057                  56,806
                                                               1999        1.000           1.303                  17,222

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (5/03).............   2004        1.257           1.464                      --
                                                               2003        1.000           1.257                      --

   Emerging Growth Portfolio -- Class II Shares (5/01)......   2004        0.688           0.729                      --
                                                               2003        0.546           0.688                      --
                                                               2002        0.817           0.546                      --
                                                               2001        1.000           0.817                      --

   Enterprise Portfolio -- Class II Shares (5/01)...........   2004        0.794           0.817                      --
                                                               2003        0.637           0.794                      --
                                                               2002        0.911           0.637                      --
                                                               2001        1.000           0.911                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        0.986           1.130                  29,945
                                                               2003        0.700           0.986                      --
                                                               2002        0.949           0.700                      --
                                                               2001        1.000           0.949                      --

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Service Class 2 (5/00)........   2004        0.949           0.990                  23,009
                                                               2003        0.813           0.949                  23,009
                                                               2002        0.900           0.813                  51,769
                                                               2001        0.949           0.900                      --
                                                               2000        1.000           0.949                      --

   Contrafund(R) Portfolio -- Service Class 2 (5/01)........   2004        1.083           1.238                 124,888
                                                               2003        0.852           1.083                  75,992
                                                               2002        0.950           0.852                  14,509
                                                               2001        1.000           0.950                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)...........................................   2004        0.962           0.966                  12,814
                                                               2003        0.776           0.962                  12,814
                                                               2002        0.846           0.776                  12,814
                                                               2001        1.000           0.846                   2,853

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Mid Cap Portfolio -- Service Class 2 (5/01)..............   2004        1.264           1.563                  92,254
                                                               2003        0.921           1.264                  47,487
                                                               2002        1.032           0.921                   9,533
                                                               2001        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

            SEPARATE ACCOUNT CHARGES 1.25%, PLUS 1.40% FLOOR BENEFIT

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (7/99).........   2004        0.791           0.850                      --
                                                               2003        0.636           0.791                      --
                                                               2002        0.841           0.636                      --
                                                               2001        0.986           0.841                      --
                                                               2000        1.117           0.986                      --
                                                               1999        1.000           1.117                      --

                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio -- Service Class 2 -- is no longer available to new contract owners.

The Travelers Series Trust: Federated Stock Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Salomon Brothers Variable Series Funds Inc.: Total Return Fund -- Class I is no longer available to new contract holders.

Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners.

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract holders.

                  APPENDIX B -- CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)

The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. The Separate Account Charges that fall in between this range are included in the SAI, which is free of charge. You may request a copy of the SAI by calling the toll-free number found on the first page of this prospectus or by mailing in the coupon attached in Appendix E. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.

                      SEPARATE ACCOUNT CHARGES 0.80% 3% AIR

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Capital Appreciation Fund (5/00).........................   2004        0.503           0.597               1,555,826
                                                               2003        0.406           0.503               1,630,081
                                                               2002        0.547           0.406               1,837,286
                                                               2001        0.745           0.547               1,046,590
                                                               2000        1.000           0.745               1,006,482

   High Yield Bond Trust (5/99).............................   2004        1.418           1.530                 368,425
                                                               2003        1.107           1.418                 381,556
                                                               2002        1.067           1.107                 411,756
                                                               2001        0.982           1.067                 314,101
                                                               2000        0.980           0.982                 101,750
                                                               1999        1.000           0.980                  92,789

   Managed Assets Trust (3/99)..............................   2004        1.111           1.206                 946,294
                                                               2003        0.918           1.111                 968,180
                                                               2002        1.013           0.918               1,042,680
                                                               2001        1.076           1.013               1,174,637
                                                               2000        1.102           1.076                 913,007
                                                               1999        1.000           1.102                 232,345

   Money Market Portfolio (4/99)............................   2004        1.125           1.127               1,106,052
                                                               2003        1.125           1.125               1,753,058
                                                               2002        1.119           1.125               1,258,377
                                                               2001        1.087           1.119                 990,283
                                                               2000        1.032           1.087                 700,403
                                                               1999        1.000           1.032                 239,890

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund -- Series I (7/01)..........   2004        0.763           0.800                 103,702
                                                               2003        0.615           0.763                 103,682
                                                               2002        0.888           0.615                  55,895
                                                               2001        1.000           0.888                      --

American Funds Insurance Series
   Global Growth Fund -- Class 2 Shares (5/04)..............   2004        1.010           1.109                  31,153

   Growth Fund -- Class 2 Shares (5/04).....................   2004        0.970           1.091                  16,521

   Growth-Income Fund -- Class 2 Shares (5/04)..............   2004        0.979           1.082                 104,915

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund -- Class I (3/99).......   2004        1.310           1.360               4,115,266
                                                               2003        1.251           1.310               3,142,575
                                                               2002        1.157           1.251               3,360,816
                                                               2001        1.092           1.157               2,080,975
                                                               2000        0.979           1.092                 601,543
                                                               1999        1.000           0.979                 139,623

   CitiStreet International Stock Fund -- Class I (3/99)....   2004        0.899           1.024               2,148,904
                                                               2003        0.697           0.899               2,010,293
                                                               2002        0.904           0.697               2,025,194
                                                               2001        1.160           0.904               1,238,125
                                                               2000        1.272           1.160                 474,746
                                                               1999        1.000           1.272                  90,221

   CitiStreet Large Company Stock Fund -- Class I (3/99)....   2004        0.683           0.746               4,498,084
                                                               2003        0.537           0.683               4,110,325
                                                               2002        0.702           0.537               3,575,681
                                                               2001        0.840           0.702               2,080,499
                                                               2000        0.995           0.840                 959,029
                                                               1999        1.000           0.995                 228,230

   CitiStreet Small Company Stock Fund -- Class I (3/99)....   2004        1.732           1.974                 879,208
                                                               2003        1.220           1.732                 844,568
                                                               2002        1.612           1.220                 739,822
                                                               2001        1.600           1.612                 542,731

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   CitiStreet Small Company Stock Fund -- Class I
   (continued)..............................................   2000        1.465           1.600                 462,418
                                                               1999        1.000           1.465                 113,574

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/99)....   2004        1.140           1.412                  44,528
                                                               2003        0.804           1.140                  46,418
                                                               2002        0.916           0.804                  45,812
                                                               2001        1.022           0.916                  54,766
                                                               2000        1.506           1.022                  71,391
                                                               1999        1.000           1.506                  54,662

Delaware VIP Trust
   Delaware VIP REIT Series -- Standard Class (7/99)........   2004        1.816           2.368                 330,738
                                                               2003        1.366           1.816                 282,138
                                                               2002        1.318           1.366                 242,450
                                                               2001        1.221           1.318                 128,487
                                                               2000        0.937           1.221                 102,023
                                                               1999        1.000           0.937                      --

   Delaware VIP Small Cap Value Series -- Standard
   Class (4/99).............................................   2004        1.701           2.050                 203,692
                                                               2003        1.208           1.701                 177,208
                                                               2002        1.289           1.208                 139,177
                                                               2001        1.162           1.289                  13,468
                                                               2000        0.991           1.162                   5,110
                                                               1999        1.000           0.991                      --

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -- Developing Leaders
   Portfolio -- Initial Shares (4/99).......................   2004        1.360           1.503                 619,182
                                                               2003        1.041           1.360                 589,418
                                                               2002        1.298           1.041                 540,784
                                                               2001        1.394           1.298                 388,047
                                                               2000        1.240           1.394                 305,761
                                                               1999        1.000           1.240                  45,091

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Dreyfus Variable Investment Fund -- Appreciation
   Portfolio -- Initial Shares (3/99).......................   2004        0.952           0.992                 330,399
                                                               2003        0.792           0.952                 331,736
                                                               2002        0.958           0.792                 356,023
                                                               2001        1.065           0.958                 396,091
                                                               2000        1.081           1.065                 311,873
                                                               1999        1.000           1.081                 244,529

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund -- Class 2 Shares (8/03)...   2004        1.204           1.345                  23,498
                                                               2003        1.000           1.204                  17,090

   Templeton Developing Markets Securities Fund -- Class 2
   Shares (6/04)............................................   2004        0.972           1.234                      --

   Templeton Foreign Securities Fund -- Class 2 Shares (5/04)  2004        0.962           1.156                  40,991

   Templeton Growth Securities Fund -- Class 2 Shares (6/04)   2004        1.021           1.126                  57,703

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)............................   2004        0.954           1.029                 162,864
                                                               2003        0.772           0.954                 100,091
                                                               2002        0.943           0.772                  82,395
                                                               2001        1.000           0.943                  14,712

   Equity Index Portfolio -- Class II Shares (3/99).........   2004        0.864           0.945               1,899,361
                                                               2003        0.682           0.864               1,719,505
                                                               2002        0.886           0.682               1,579,821
                                                               2001        1.019           0.886               1,055,882
                                                               2000        1.133           1.019                 842,129
                                                               1999        1.000           1.133                 207,054

   Fundamental Value Portfolio (5/01).......................   2004        0.992           1.065                 630,507
                                                               2003        0.722           0.992                 637,061
                                                               2002        0.924           0.722                 486,577
                                                               2001        1.000           0.924                 106,535

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
Janus Aspen Series
   Balanced Portfolio -- Service Shares (5/01)..............   2004        1.005           1.080                 157,215
                                                               2003        0.891           1.005                 123,022
                                                               2002        0.962           0.891                  83,565
                                                               2001        1.000           0.962                      --

   Mid Cap Growth Portfolio -- Service Shares (8/01)........   2004        0.736           0.880                      --
                                                               2003        0.551           0.736                      --
                                                               2002        0.772           0.551                      --
                                                               2001        1.000           0.772                      --

   Worldwide Growth Portfolio -- Service Shares (5/00)......   2004        0.556           0.577                 303,997
                                                               2003        0.453           0.556                 319,311
                                                               2002        0.615           0.453                 382,579
                                                               2001        0.801           0.615                 441,531
                                                               2000        1.000           0.801                 424,750

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04).............   2004        1.009           1.127                      --

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04).......................   2004        0.968           1.111                      --

   Mid-Cap Value Portfolio (7/04)...........................   2004        1.007           1.165                  34,410

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA -- Service Shares (5/04).   2004        0.975           1.078                  10,342

PIMCO Variable Insurance Trust
   Total Return Portfolio -- Administrative Class (6/01)....   2004        1.192           1.240                 378,880
                                                               2003        1.144           1.192                 385,107
                                                               2002        1.057           1.144                 388,046
                                                               2001        1.000           1.057                  42,621

Putnam Variable Trust
   Putnam VT Discovery Growth Fund -- Class IB Shares (12/01)  2004        0.739           0.789                  11,671
                                                               2003        0.564           0.739                  11,671

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Putnam VT Discovery Growth Fund -- Class IB Shares
   (continued)..............................................   2002        0.808           0.564                  11,671
                                                               2001        1.000           0.808                      --

   Putnam VT International Equity Fund -- Class IB
   Shares (5/01)............................................   2004        0.897           1.033                  85,063
                                                               2003        0.703           0.897                  88,330
                                                               2002        0.861           0.703                  89,130
                                                               2001        1.000           0.861                  36,530

   Putnam VT Small Cap Value Fund -- Class IB Shares (6/01).   2004        1.315           1.647                 205,632
                                                               2003        0.886           1.315                 173,137
                                                               2002        1.093           0.886                 235,414
                                                               2001        1.000           1.093                   1,734

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund -- Class I (3/99)...........................   2004        1.486           1.596                 344,257
                                                               2003        1.077           1.486                 357,262
                                                               2002        1.449           1.077                 340,827
                                                               2001        1.433           1.449                 172,311
                                                               2000        1.222           1.433                  70,934
                                                               1999        1.000           1.222                  13,279

   Investors Fund -- Class I (3/99).........................   2004        1.185           1.298                 149,763
                                                               2003        0.903           1.185                 151,723
                                                               2002        1.183           0.903                 140,603
                                                               2001        1.244           1.183                 102,276
                                                               2000        1.088           1.244                  20,655
                                                               1999        1.000           1.088                   5,119

   Small Cap Growth Fund -- Class I (6/01)..................   2004        0.932           1.064                      --
                                                               2003        0.631           0.932                      --
                                                               2002        0.974           0.631                      --
                                                               2001        1.000           0.974                     997

   Total Return Fund -- Class I (3/99)......................   2004        1.121           1.209                  29,201
                                                               2003        0.975           1.121                  13,990
                                                               2002        1.055           0.975                  10,605
                                                               2001        1.072           1.055                   7,423

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Total Return Fund -- Class I (continued).................   2000        1.002           1.072                   5,470
                                                               1999        1.000           1.002                      --

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)..........   2004        0.807           0.828                  23,093
                                                               2003        0.659           0.807                  20,096
                                                               2002        0.897           0.659                  20,096
                                                               2001        1.000           0.897                  20,096

   Smith Barney Premier Selections All Cap Growth
   Portfolio (6/01).........................................   2004        0.869           0.887                   2,816
                                                               2003        0.652           0.869                      --
                                                               2002        0.898           0.652                      --
                                                               2001        1.000           0.898                      --

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (7/99)....................   2004        1.014           1.175                   6,351
                                                               2003        0.739           1.014                   9,511
                                                               2002        0.969           0.739                   9,511
                                                               2001        0.938           0.969                   6,351
                                                               2000        0.877           0.938                   6,351
                                                               1999        1.000           0.877                   6,351

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)..................   2004        0.990           1.040                      --

   Disciplined Mid Cap Stock Portfolio (6/99)...............   2004        1.406           1.625                 300,148
                                                               2003        1.060           1.406                 298,395
                                                               2002        1.247           1.060                 244,570
                                                               2001        1.310           1.247                 156,409
                                                               2000        1.132           1.310                  87,378
                                                               1999        1.000           1.132                      --

   Equity Income Portfolio (3/99)...........................   2004        1.137           1.240               1,226,765
                                                               2003        0.874           1.137               1,133,992
                                                               2002        1.024           0.874               1,011,873
                                                               2001        1.105           1.024                 343,935
                                                               2000        1.021           1.105                 212,588
                                                               1999        1.000           1.021                 216,322

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Federated Stock Portfolio (4/99).........................   2004        1.015           1.113                  60,043
                                                               2003        0.802           1.015                  60,043
                                                               2002        1.002           0.802                  52,941
                                                               2001        0.993           1.002                  24,072
                                                               2000        0.965           0.993                   4,126
                                                               1999        1.000           0.965                      --

   Large Cap Portfolio (3/99)...............................   2004        0.807           0.852                 512,693
                                                               2003        0.652           0.807                 524,562
                                                               2002        0.851           0.652                 448,487
                                                               2001        1.038           0.851                 409,069
                                                               2000        1.224           1.038                 334,348
                                                               1999        1.000           1.224                 247,021

   Lazard International Stock Portfolio (4/99)..............   2004        0.846           0.971                  81,385
                                                               2003        0.663           0.846                  57,438
                                                               2002        0.768           0.663                  39,307
                                                               2001        1.049           0.768                  43,074
                                                               2000        1.194           1.049                  43,159
                                                               1999        1.000           1.194                  13,922

   Merrill Lynch Large Cap Core Portfolio (3/99)............   2004        0.780           0.897                  15,265
                                                               2003        0.649           0.780                  15,265
                                                               2002        0.874           0.649                  16,447
                                                               2001        1.136           0.874                  17,029
                                                               2000        1.213           1.136                  80,150
                                                               1999        1.000           1.213                      --

   MFS Emerging Growth Portfolio (8/01).....................   2004        0.681           0.761                      --
                                                               2003        0.531           0.681                      --
                                                               2002        0.814           0.531                      --
                                                               2001        1.000           0.814                      --

   MFS Mid Cap Growth Portfolio (5/99)......................   2004        0.909           1.029                 247,955
                                                               2003        0.668           0.909                 256,356
                                                               2002        1.317           0.668                 249,539
                                                               2001        1.739           1.317                 238,188
                                                               2000        1.603           1.739                 201,277
                                                               1999        1.000           1.603                  22,378

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   MFS Value Portfolio (5/04)...............................   2004        0.969           1.127                      --

   Pioneer Fund Portfolio (5/99)............................   2004        0.768           0.847                 128,011
                                                               2003        0.625           0.768                 139,015
                                                               2002        0.903           0.625                 177,705
                                                               2001        1.183           0.903                 175,971
                                                               2000        0.959           1.183                 136,065
                                                               1999        1.000           0.959                  52,624

   Social Awareness Stock Portfolio (3/99)..................   2004        0.877           0.925                 210,284
                                                               2003        0.686           0.877                 190,338
                                                               2002        0.921           0.686                 205,434
                                                               2001        1.100           0.921                 252,885
                                                               2000        1.115           1.100                 338,770
                                                               1999        1.000           1.115                 204,232

   Travelers Quality Bond Portfolio (3/99)..................   2004        1.259           1.290                 428,682
                                                               2003        1.186           1.259                 336,903
                                                               2002        1.130           1.186                 324,873
                                                               2001        1.063           1.130                 229,303
                                                               2000        1.002           1.063                  89,190
                                                               1999        1.000           1.002                  30,445

   U.S. Government Securities Portfolio (3/99)..............   2004        1.326           1.396                 612,998
                                                               2003        1.301           1.326                 641,656
                                                               2002        1.154           1.301                 674,168
                                                               2001        1.099           1.154                 329,688
                                                               2000        0.968           1.099                 147,364
                                                               1999        1.000           0.968                  81,239

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)...............   2004        0.840           0.887                  72,426
                                                               2003        0.654           0.840                  35,106
                                                               2002        0.867           0.654                  38,688
                                                               2001        1.000           0.867                      --

   MFS Total Return Portfolio (4/99)........................   2004        1.240           1.371               1,303,774
                                                               2003        1.073           1.240               1,112,494
                                                               2002        1.141           1.073                 994,730
                                                               2001        1.150           1.141                 458,197

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   MFS Total Return Portfolio (continued)...................   2000        0.994           1.150                 177,102
                                                               1999        1.000           0.994                  56,338

   Pioneer Strategic Income Portfolio (6/99)................   2004        1.285           1.415                  48,519
                                                               2003        1.084           1.285                  37,669
                                                               2002        1.032           1.084                  29,999
                                                               2001        0.998           1.032                  17,469
                                                               2000        1.010           0.998                      --
                                                               1999        1.000           1.010                      --

   SB Adjustable Rate Income Portfolio -- Class I
   Shares (10/03)...........................................   2004        1.001           1.005                  56,767
                                                               2003        1.000           1.001                  12,265

   Smith Barney Aggressive Growth Portfolio (5/01)..........   2004        0.846           0.923                 947,296
                                                               2003        0.634           0.846                 829,147
                                                               2002        0.949           0.634                 372,023
                                                               2001        1.000           0.949                 148,073

   Smith Barney High Income Portfolio (5/99)................   2004        1.065           1.166                  12,147
                                                               2003        0.842           1.065                  20,424
                                                               2002        0.877           0.842                  17,421
                                                               2001        0.918           0.877                  26,499
                                                               2000        1.007           0.918                  12,407
                                                               1999        1.000           1.007                      --

   Smith Barney International All Cap Growth
   Portfolio (3/99).........................................   2004        0.755           0.883                 176,162
                                                               2003        0.597           0.755                 182,229
                                                               2002        0.810           0.597                 184,371
                                                               2001        1.186           0.810                 202,204
                                                               2000        1.569           1.186                  76,324
                                                               1999        1.000           1.569                  33,821

   Smith Barney Large Capitalization Growth Portfolio (3/99)   2004        0.991           0.987                 338,275
                                                               2003        0.677           0.991                 414,434
                                                               2002        0.907           0.677                 335,753
                                                               2001        1.045           0.907                 323,325

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Smith Barney Large Capitalization Growth Portfolio
   (continued)..............................................   2000        1.132           1.045                 265,016
                                                               1999        1.000           1.132                 100,647

   Strategic Equity Portfolio (3/99)........................   2004        0.787           0.861                 781,329
                                                               2003        0.598           0.787                 861,404
                                                               2002        0.908           0.598                 907,697
                                                               2001        1.057           0.908               1,013,052
                                                               2000        1.303           1.057                 787,876
                                                               1999        1.000           1.303                 274,568

Van Kampen Life Investment Trust
   Comstock Portfolio -- Class II Shares (8/03).............   2004        1.257           1.464                  35,463
                                                               2003        1.000           1.257                  15,449

   Emerging Growth Portfolio -- Class II Shares (1/02)......   2004        0.688           0.729                      --
                                                               2003        0.546           0.688                      --
                                                               2002        0.817           0.546                      --
                                                               2001        1.000           0.817                      --

   Enterprise Portfolio -- Class II Shares (10/01)..........   2004        0.794           0.817                      --
                                                               2003        0.637           0.794                      --
                                                               2002        0.911           0.637                      --
                                                               2001        1.000           0.911                      --

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01).........................................   2004        0.986           1.130                   2,533
                                                               2003        0.700           0.986                      --
                                                               2002        0.949           0.700                      --
                                                               2001        1.000           0.949                      --

Variable Insurance Products Fund II
   Asset Manager Portfolio -- Service Class 2 (6/00)........   2004        0.949           0.990                 291,168
                                                               2003        0.813           0.949                 262,244
                                                               2002        0.900           0.813                 227,798
                                                               2001        0.949           0.900                 178,530
                                                               2000        1.000           0.949                 133,640

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
   Contrafund(R) Portfolio -- Service Class 2 (9/01)........   2004        1.083           1.238                 274,073
                                                               2003        0.852           1.083                 244,184
                                                               2002        0.950           0.852                 208,513
                                                               2001        1.000           0.950                      --

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio -- Service
   Class 2 (5/01)...........................................   2004        0.962           0.966                  16,820
                                                               2003        0.776           0.962                   5,993
                                                               2002        0.846           0.776                   5,993
                                                               2001        1.000           0.846                      --

   Mid Cap Portfolio -- Service Class 2 (7/01)..............   2004        1.264           1.563                 181,421
                                                               2003        0.921           1.264                 103,818
                                                               2002        1.032           0.921                 100,887
                                                               2001        1.000           1.032                      --

                      ACCUMULATION UNIT VALUES (IN DOLLARS)

             SEPARATE ACCOUNT CHARGES 1.25% PLUS 1.40% FLOOR BENEFIT

                                                                       UNIT VALUE AT                         NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT          OUTSTANDING AT
PORTFOLIO NAME                                                 YEAR        YEAR         END OF YEAR            END OF YEAR
--------------                                                 ----    -------------   -------------         ---------------
Greenwich Street Series Fund
   Equity Index Portfolio -- Class II Shares (3/99).........   2004        0.791           0.850                      --
                                                               2003        0.636           0.791                      --
                                                               2002        0.841           0.636                      --
                                                               2001        0.986           0.841                      --
                                                               2000        1.117           0.986                      --
                                                               1999        1.000           1.117                      --

                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units Outstanding at End of Year" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund -- Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners.

Variable Insurance Products Fund III: Dynamic Capital Appreciation Portfolio -- Service Class 2 -- is no longer available to new contract owners.

The Travelers Series Trust: Federated Stock Portfolio is no longer available to new contract owners.

Janus Aspen Series: Balanced Portfolio -- Service Shares -- is no longer available to new contract owners.

Janus Aspen Series: World Wide Growth Portfolio -- Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund -- Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund -- Class IB Shares is no longer available to new contract holders.

Salomon Brothers Variable Series Funds Inc.: Total Return Fund -- Class I is no longer available to new contract holders.

Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners.

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Strong Variable insurance Funds, Inc.: Strong Multi Cap Value Fund II is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio -- Class II Shares is no longer available to new contract holders.

                                   APPENDIX C
--------------------------------------------------------------------------------

            WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT
                      NOT AVAILABLE UNDER SECTION 457 PLANS
         NOT AVAILABLE IF OWNER IS AGE 71 OR OLDER ON THE CONTRACT DATE.
       PLEASE REFER TO YOUR CONTRACT FOR STATE VARIATIONS OF THIS WAIVER.

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, you may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

      (a)   is Medicare approved as a provider of skilled nursing care services;
            and

      (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

                                       OR

Meets all of the following standards:

      (a) is licensed as a nursing care facility by the state in which it is licensed;

      (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

      (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

      (d) provides, as a primary function, nursing care and room and board; and charges for these services;

      (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

      (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

      (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

FILING A CLAIM: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which we will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as we receive proper written proof of your claim, and we will pay the withdrawal in a lump sum. You should consult with your personal tax adviser regarding the tax impact of any withdrawals taken from your Contract.

                                   APPENDIX D
--------------------------------------------------------------------------------

                             MARKET VALUE ADJUSTMENT

If you have selected any period certain option, you may elect to surrender a payment equal to a portion of the present value of the remaining period certain payments any time after the first Contract Year. There is a surrender charge of 5% of the amount withdrawn under this option.

For fixed Annuity Payments, we calculate the present value of the remaining period certain payments using a current interest rate. The current interest rate is the then current annual rate of return offered by Us on a new Fixed Annuity Period Certain Only annuitizations for the amount of time remaining in the certain period. If the period of time remaining is less that the minimum length of time for which we offer a new Fixed Annuity Period Certain Only annuitization, then the interest rate will be the rate of return for that minimum length of time.

The formula for calculating the Present Value is as follows:

                                        N
             Present Value = (Sum of) [Payments X (1/1 + iC)^(t/365)
                                      s = 1

Where

      iC =  the interest rate described above

      n = the number of payments remaining in the Contract Owner's certain period at the time of request for this benefit

      t = number of days remaining until that payment is made, adjusting for leap years.

If you request a percentage of the total amount available, then the remaining period certain payments will be reduced by that percentage for the remainder of the certain period. After the certain period expires, any remaining payments, if applicable, will increase to the level they would have been had no liquidation taken place.

                                  ILLUSTRATION:

Amount Annuitized                 $12,589.80

Annuity Option                    Life with 10 year certain period

Annuity Payments                  $1,000 Annually -- first payment immediately

For the purposes of illustration, assume after two years (immediately preceding the third payment), you choose to receive full liquidity, and the current rate of return that we are then crediting for 8 year fixed Period Certain Only Annuitizations is 4.00%. The total amount available for liquidity is calculated as follows:

1000 + (1000/1.04) + (1000/1.04)^2 + (1000/1.04)^3 + (1000/1.04)^4 +
(1000/1.04)^5 + (1000/1.04)^6 + (1000/1.04)^7 = $7002.06

The surrender penalty is calculated as 5% of $7,002.06, or $350.10.

The net result to you after subtraction of the surrender penalty of $350.10 would be $6,651.96.

You would receive no more payments for 8 years. After 8 years, if you are still living, you will receive $1,000 annually until your death.

                                   APPENDIX E
--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

                               The Insurance Company
                               Principal Underwriter
                               Distribution and Principal Underwriting Agreement Valuation of Assets
                               Federal Tax Considerations
                               Independent Accountants
                               Condensed Financial Information
                               Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 2, 2005 are available without charge. To request a copy, please clip this coupon on the line above, enter your name and address in the spaces provided below, and mail to:
The Travelers Insurance Company, Annuity Investor Services, One Cityplace, 3 CP, Hartford, Connecticut 06103-3415. The Travelers Insurance Company Statement of Additional Information is printed on Form L-21256S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-21257S.

Name:
            ________________________________________________________
Address:
            ________________________________________________________

            ________________________________________________________

                       THIS PAGE INTENTIONALLY LEFT BLANK.

L-21256                                                              May 2, 2005

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                          TRAVELERS RETIREMENT ACCOUNT

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                   MAY 2, 2005

                                       FOR

            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES

                                    ISSUED BY

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.




                                TABLE OF CONTENTS

THE INSURANCE COMPANY....................................................      2
PRINCIPAL UNDERWRITER....................................................      2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT........................      2
VALUATION OF ASSETS......................................................      2
FEDERAL TAX CONSIDERATIONS...............................................      3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................      7
CONDENSED FINANCIAL INFORMATION..........................................      8
FINANCIAL STATEMENTS.....................................................    F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, INC. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

         o        The Travelers Insurance Company ("TIC")

         o        The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account Six for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

------------------------------------------- ---------------------------------------- --------------------------------------
                                             UNDERWRITING COMMISSIONS PAID TO TDLLC    AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                                     BY THE COMPANY                         RETAINED BY TDLLC
------------------------------------------- ---------------------------------------- --------------------------------------
2004                                                       $125,706                                    $0
------------------------------------------- ---------------------------------------- --------------------------------------
2003                                                       $121,903                                    $0
------------------------------------------- ---------------------------------------- --------------------------------------
2002                                                       $103,960                                    $0
------------------------------------------- ---------------------------------------- --------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                  (a) = investment income plus capital gains and losses (whether realized or unrealized);

                  (b) = any deduction for applicable taxes (presently zero); and

                  (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability.

This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2003, included herein, and the financial statements of The Travelers Separate Account Six for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm , appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                      SEPARATE ACCOUNT CHARGES 0.80% 5% AIR

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Capital Appreciation Fund (5/00)                            2004        0.503           0.597                       -
                                                               2003        0.406           0.503                       -
                                                               2002        0.547           0.406                       -
                                                               2001        0.745           0.547                       -
                                                               2000        1.000           0.745                       -

   High Yield Bond Trust (5/99)                                2004        1.418           1.530                       -
                                                               2003        1.107           1.418                       -
                                                               2002        1.067           1.107                       -
                                                               2001        0.982           1.067                       -
                                                               2000        0.980           0.982                       -
                                                               1999        1.000           0.980                       -

   Managed Assets Trust (3/99)                                 2004        1.111           1.206                       -
                                                               2003        0.918           1.111                       -
                                                               2002        1.013           0.918                       -
                                                               2001        1.076           1.013                       -
                                                               2000        1.102           1.076                       -
                                                               1999        1.000           1.102                       -

   Money Market Portfolio (4/99)                               2004        1.125           1.127                       -
                                                               2003        1.125           1.125                       -
                                                               2002        1.119           1.125                       -
                                                               2001        1.087           1.119                       -
                                                               2000        1.032           1.087                       -
                                                               1999        1.000           1.032                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (7/01)              2004        0.763           0.800                       -
                                                               2003        0.615           0.763                       -
                                                               2002        0.888           0.615                       -
                                                               2001        1.000           0.888                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.010           1.109                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Growth Fund - Class 2 Shares (5/04)                         2004        0.970           1.091                       -

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        0.979           1.082                       -

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (3/99)           2004        1.310           1.360                       -
                                                               2003        1.251           1.310                       -
                                                               2002        1.157           1.251                       -
                                                               2001        1.092           1.157                       -
                                                               2000        0.979           1.092                       -
                                                               1999        1.000           0.979                       -

   CitiStreet International Stock Fund - Class I (3/99)        2004        0.899           1.024                       -
                                                               2003        0.697           0.899                       -
                                                               2002        0.904           0.697                       -
                                                               2001        1.160           0.904                       -
                                                               2000        1.272           1.160                       -
                                                               1999        1.000           1.272                       -

   CitiStreet Large Company Stock Fund - Class I (3/99)        2004        0.683           0.746                       -
                                                               2003        0.537           0.683                       -
                                                               2002        0.702           0.537                       -
                                                               2001        0.840           0.702                       -
                                                               2000        0.995           0.840                       -
                                                               1999        1.000           0.995                       -

   CitiStreet Small Company Stock Fund - Class I (3/99)        2004        1.732           1.974                       -
                                                               2003        1.220           1.732                       -
                                                               2002        1.612           1.220                       -
                                                               2001        1.600           1.612                       -
                                                               2000        1.465           1.600                       -
                                                               1999        1.000           1.465                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/99)       2004        1.140           1.412                       -
                                                               2003        0.804           1.140                       -
                                                               2002        0.916           0.804                       -
                                                               2001        1.022           0.916                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Credit Suisse Trust Emerging Markets Portfolio              2000        1.506           1.022                       -
   (continued)
                                                               1999        1.000           1.506                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (7/99)            2004        1.816           2.368                       -
                                                               2003        1.366           1.816                       -
                                                               2002        1.318           1.366                       -
                                                               2001        1.221           1.318                       -
                                                               2000        0.937           1.221                       -
                                                               1999        1.000           0.937                       -

   Delaware VIP Small Cap Value Series - Standard
   Class (4/99)                                                2004        1.701           2.050                       -
                                                               2003        1.208           1.701                       -
                                                               2002        1.289           1.208                       -
                                                               2001        1.162           1.289                       -
                                                               2000        0.991           1.162                       -
                                                               1999        1.000           0.991                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (4/99)                           2004        1.360           1.503                       -
                                                               2003        1.041           1.360                       -
                                                               2002        1.298           1.041                       -
                                                               2001        1.394           1.298                       -
                                                               2000        1.240           1.394                       -
                                                               1999        1.000           1.240                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/99)                           2004        0.952           0.992                       -
                                                               2003        0.792           0.952                       -
                                                               2002        0.958           0.792                       -
                                                               2001        1.065           0.958                       -
                                                               2000        1.081           1.065                       -
                                                               1999        1.000           1.081                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.204           1.345                       -
                                                               2003        1.000           1.204                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/04)                                               2004        0.972           1.234                       -

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        0.962           1.156                       -

   Templeton Growth Securities Fund - Class 2 Shares (6/04)    2004        1.021           1.126                       -

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)                               2004        0.954           1.029                       -
                                                               2003        0.772           0.954                       -
                                                               2002        0.943           0.772                       -
                                                               2001        1.000           0.943                       -

   Equity Index Portfolio - Class II Shares (3/99)             2004        0.864           0.945                       -
                                                               2003        0.682           0.864                       -
                                                               2002        0.886           0.682                       -
                                                               2001        1.019           0.886                       -
                                                               2000        1.133           1.019                       -
                                                               1999        1.000           1.133                       -

   Fundamental Value Portfolio (5/01)                          2004        0.992           1.065                       -
                                                               2003        0.722           0.992                       -
                                                               2002        0.924           0.722                       -
                                                               2001        1.000           0.924                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        1.005           1.080                       -
                                                               2003        0.891           1.005                       -
                                                               2002        0.962           0.891                       -
                                                               2001        1.000           0.962                       -

   Mid Cap Growth Portfolio - Service Shares (8/01)            2004        0.736           0.880                       -
                                                               2003        0.551           0.736                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Mid Cap Growth Portfolio - Service Shares  (continued)      2002        0.772           0.551                       -
                                                               2001        1.000           0.772                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.556           0.577                       -
                                                               2003        0.453           0.556                       -
                                                               2002        0.615           0.453                       -
                                                               2001        0.801           0.615                       -
                                                               2000        1.000           0.801                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.009           1.127                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        0.968           1.111                       -

   Mid-Cap Value Portfolio (7/04)                              2004        1.007           1.165                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        0.975           1.078                       -

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (6/01)        2004        1.192           1.240                       -
                                                               2003        1.144           1.192                       -
                                                               2002        1.057           1.144                       -
                                                               2001        1.000           1.057                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2004        0.739           0.789                       -
                                                               2003        0.564           0.739                       -
                                                               2002        0.808           0.564                       -
                                                               2001        1.000           0.808                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.897           1.033                       -
                                                               2003        0.703           0.897                       -
                                                               2002        0.861           0.703                       -
                                                               2001        1.000           0.861                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2004        1.315           1.647                       -
                                                               2003        0.886           1.315                       -
                                                               2002        1.093           0.886                       -
                                                               2001        1.000           1.093                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/99)                               2004        1.486           1.596                       -
                                                               2003        1.077           1.486                       -
                                                               2002        1.449           1.077                       -
                                                               2001        1.433           1.449                       -
                                                               2000        1.222           1.433                       -
                                                               1999        1.000           1.222                       -

   Investors Fund - Class I (3/99)                             2004        1.185           1.298                       -
                                                               2003        0.903           1.185                       -
                                                               2002        1.183           0.903                       -
                                                               2001        1.244           1.183                       -
                                                               2000        1.088           1.244                       -
                                                               1999        1.000           1.088                       -

   Small Cap Growth Fund - Class I (6/01)                      2004        0.932           1.064                       -
                                                               2003        0.631           0.932                       -
                                                               2002        0.974           0.631                       -
                                                               2001        1.000           0.974                       -

   Total Return Fund - Class I (3/99)                          2004        1.121           1.209                       -
                                                               2003        0.975           1.121                       -
                                                               2002        1.055           0.975                       -
                                                               2001        1.072           1.055                       -
                                                               2000        1.002           1.072                       -
                                                               1999        1.000           1.002                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.807           0.828                       -
                                                               2003        0.659           0.807                       -
                                                               2002        0.897           0.659                       -
                                                               2001        1.000           0.897                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Smith Barney Premier Selections All Cap Growth              2004        0.869           0.887                       -
   Portfolio (6/01)
                                                               2003        0.652           0.869                       -
                                                               2002        0.898           0.652                       -
                                                               2001        1.000           0.898                       -

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (7/99)                       2004        1.014           1.175                       -
                                                               2003        0.739           1.014                       -
                                                               2002        0.969           0.739                       -
                                                               2001        0.938           0.969                       -
                                                               2000        0.877           0.938                       -
                                                               1999        1.000           0.877                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)                     2004        0.990           1.040                       -

   Disciplined Mid Cap Stock Portfolio (6/99)                  2004        1.406           1.625                       -
                                                               2003        1.060           1.406                       -
                                                               2002        1.247           1.060                       -
                                                               2001        1.310           1.247                       -
                                                               2000        1.132           1.310                       -
                                                               1999        1.000           1.132                       -

   Equity Income Portfolio (3/99)                              2004        1.137           1.240                       -
                                                               2003        0.874           1.137                       -
                                                               2002        1.024           0.874                       -
                                                               2001        1.105           1.024                       -
                                                               2000        1.021           1.105                       -
                                                               1999        1.000           1.021                       -

   Federated Stock Portfolio (4/99)                            2004        1.015           1.113                       -
                                                               2003        0.802           1.015                       -
                                                               2002        1.002           0.802                       -
                                                               2001        0.993           1.002                       -
                                                               2000        0.965           0.993                       -
                                                               1999        1.000           0.965                       -

   Large Cap Portfolio (3/99)                                  2004        0.807           0.852                       -
                                                               2003        0.652           0.807                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Large Cap Portfolio  (continued)                            2002        0.851           0.652                       -
                                                               2001        1.038           0.851                       -
                                                               2000        1.224           1.038                       -
                                                               1999        1.000           1.224                       -

   Lazard International Stock Portfolio (4/99)                 2004        0.846           0.971                       -
                                                               2003        0.663           0.846                       -
                                                               2002        0.768           0.663                       -
                                                               2001        1.049           0.768                       -
                                                               2000        1.194           1.049                       -
                                                               1999        1.000           1.194                       -

   Merrill Lynch Large Cap Core Portfolio (3/99)               2004        0.780           0.897                       -
                                                               2003        0.649           0.780                       -
                                                               2002        0.874           0.649                       -
                                                               2001        1.136           0.874                       -
                                                               2000        1.213           1.136                       -
                                                               1999        1.000           1.213                       -

   MFS Emerging Growth Portfolio (8/01)                        2004        0.681           0.761                       -
                                                               2003        0.531           0.681                       -
                                                               2002        0.814           0.531                       -
                                                               2001        1.000           0.814                       -

   MFS Mid Cap Growth Portfolio (5/99)                         2004        0.909           1.029                       -
                                                               2003        0.668           0.909                       -
                                                               2002        1.317           0.668                       -
                                                               2001        1.739           1.317                       -
                                                               2000        1.603           1.739                       -
                                                               1999        1.000           1.603                       -

   MFS Value Portfolio (5/04)                                  2004        0.969           1.127                       -

   Pioneer Fund Portfolio (5/99)                               2004        0.768           0.847                       -
                                                               2003        0.625           0.768                       -
                                                               2002        0.903           0.625                       -
                                                               2001        1.183           0.903                       -
                                                               2000        0.959           1.183                       -
                                                               1999        1.000           0.959                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Social Awareness Stock Portfolio (3/99)                     2004        0.877           0.925                       -
                                                               2003        0.686           0.877                       -
                                                               2002        0.921           0.686                       -
                                                               2001        1.100           0.921                       -
                                                               2000        1.115           1.100                       -
                                                               1999        1.000           1.115                       -

   Travelers Quality Bond Portfolio (3/99)                     2004        1.259           1.290                       -
                                                               2003        1.186           1.259                       -
                                                               2002        1.130           1.186                       -
                                                               2001        1.063           1.130                       -
                                                               2000        1.002           1.063                       -
                                                               1999        1.000           1.002                       -

   U.S. Government Securities Portfolio (3/99)                 2004        1.326           1.396                       -
                                                               2003        1.301           1.326                       -
                                                               2002        1.154           1.301                       -
                                                               2001        1.099           1.154                       -
                                                               2000        0.968           1.099                       -
                                                               1999        1.000           0.968                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2004        0.840           0.887                       -
                                                               2003        0.654           0.840                       -
                                                               2002        0.867           0.654                       -
                                                               2001        1.000           0.867                       -

   MFS Total Return Portfolio (4/99)                           2004        1.240           1.371                       -
                                                               2003        1.073           1.240                       -
                                                               2002        1.141           1.073                       -
                                                               2001        1.150           1.141                       -
                                                               2000        0.994           1.150                       -
                                                               1999        1.000           0.994                       -

   Pioneer Strategic Income Portfolio (6/99)                   2004        1.285           1.415                       -
                                                               2003        1.084           1.285                       -
                                                               2002        1.032           1.084                       -
                                                               2001        0.998           1.032                       -
                                                               2000        1.010           0.998                       -
                                                               1999        1.000           1.010                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   SB Adjustable Rate Income Portfolio - Class I               2004        1.001           1.005                       -
   Shares (10/03)
                                                               2003        1.000           1.001                       -

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.846           0.923                       -
                                                               2003        0.634           0.846                       -
                                                               2002        0.949           0.634                       -
                                                               2001        1.000           0.949                       -

   Smith Barney High Income Portfolio (5/99)                   2004        1.065           1.166                       -
                                                               2003        0.842           1.065                       -
                                                               2002        0.877           0.842                       -
                                                               2001        0.918           0.877                       -
                                                               2000        1.007           0.918                       -
                                                               1999        1.000           1.007                       -

   Smith Barney International All Cap Growth
   Portfolio (3/99)                                            2004        0.755           0.883                       -
                                                               2003        0.597           0.755                       -
                                                               2002        0.810           0.597                       -
                                                               2001        1.186           0.810                       -
                                                               2000        1.569           1.186                       -
                                                               1999        1.000           1.569                       -

   Smith Barney Large Capitalization Growth Portfolio (3/99)   2004        0.991           0.987                       -
                                                               2003        0.677           0.991                       -
                                                               2002        0.907           0.677                       -
                                                               2001        1.045           0.907                       -
                                                               2000        1.132           1.045                       -
                                                               1999        1.000           1.132                       -

   Strategic Equity Portfolio (3/99)                           2004        0.787           0.861                       -
                                                               2003        0.598           0.787                       -
                                                               2002        0.908           0.598                       -
                                                               2001        1.057           0.908                       -
                                                               2000        1.303           1.057                       -
                                                               1999        1.000           1.303                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (8/03)                 2004        1.257           1.464                       -
                                                               2003        1.000           1.257                       -

   Emerging Growth Portfolio - Class II Shares (1/02)          2004        0.688           0.729                       -
                                                               2003        0.546           0.688                       -
                                                               2002        0.817           0.546                       -
                                                               2001        1.000           0.817                       -

   Enterprise Portfolio - Class II Shares (10/01)              2004        0.794           0.817                       -
                                                               2003        0.637           0.794                       -
                                                               2002        0.911           0.637                       -
                                                               2001        1.000           0.911                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.986           1.130                       -
                                                               2003        0.700           0.986                       -
                                                               2002        0.949           0.700                       -
                                                               2001        1.000           0.949                       -

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (6/00)            2004        0.949           0.990                       -
                                                               2003        0.813           0.949                       -
                                                               2002        0.900           0.813                       -
                                                               2001        0.949           0.900                       -
                                                               2000        1.000           0.949                       -

   Contrafund(R) Portfolio - Service Class 2 (9/01)            2004        1.083           1.238                       -
                                                               2003        0.852           1.083                       -
                                                               2002        0.950           0.852                       -
                                                               2001        1.000           0.950                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.962           0.966                       -
                                                               2003        0.776           0.962                       -
                                                               2002        0.846           0.776                       -
                                                               2001        1.000           0.846                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Mid Cap Portfolio - Service Class 2 (7/01)                  2004        1.264           1.563                       -
                                                               2003        0.921           1.264                       -
                                                               2002        1.032           0.921                       -
                                                               2001        1.000           1.032                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 0.80% 25 FL

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (3/99)                     2004        1.244           1.271                       -
                                                               2003        1.175           1.244                       -
                                                               2002        1.122           1.175                       -
                                                               2001        1.058           1.122                       -
                                                               2000        1.000           1.058                       -
                                                               1999        1.000           1.000                       -

   U.S. Government Securities Portfolio (3/99)                 2004        1.310           1.376                       -
                                                               2003        1.289           1.310                       -
                                                               2002        1.146           1.289                       -
                                                               2001        1.094           1.146                       -
                                                               2000        0.966           1.094                       -
                                                               1999        1.000           0.966                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 0.80% 43 FL

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (3/99)                     2004        1.233           1.258                       -
                                                               2003        1.167           1.233                       -
                                                               2002        1.117           1.167                       -
                                                               2001        1.055           1.117                       -
                                                               2000        0.999           1.055                       -
                                                               1999        1.000           0.999                       -

   U.S. Government Securities Portfolio (3/99)                 2004        1.299           1.362                       -
                                                               2003        1.280           1.299                       -
                                                               2002        1.140           1.280                       -
                                                               2001        1.091           1.140                       -
                                                               2000        0.965           1.091                       -
                                                               1999        1.000           0.965                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 0.80% 62 FL

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/99)             2004        0.839           0.912                  14,761
                                                               2003        0.666           0.839                  15,472
                                                               2002        0.871           0.666                  16,623
                                                               2001        1.008           0.871                  17,808
                                                               2000        1.127           1.008                  22,462
                                                               1999        1.000           1.127                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 0.80% 110 FL

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/99)             2004        0.820           0.887                       -
                                                               2003        0.654           0.820                       -
                                                               2002        0.859           0.654                       -
                                                               2001        0.999           0.859                       -
                                                               2000        1.123           0.999                       -
                                                               1999        1.000           1.123                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 1.25% 3% AIR

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Capital Appreciation Fund (5/00)                            2004        0.495           0.584              20,166,601
                                                               2003        0.401           0.495              21,432,338
                                                               2002        0.542           0.401              22,659,093
                                                               2001        0.743           0.542              23,468,703
                                                               2000        1.000           0.743              18,629,244

   High Yield Bond Trust (5/99)                                2004        1.389           1.491               5,133,946
                                                               2003        1.089           1.389               4,863,739
                                                               2002        1.054           1.089               4,108,977
                                                               2001        0.974           1.054               3,091,010
                                                               2000        0.977           0.974               2,504,885
                                                               1999        1.000           0.977                 879,832

   Managed Assets Trust (3/99)                                 2004        1.088           1.176              19,266,940
                                                               2003        0.903           1.088              18,510,619
                                                               2002        1.000           0.903              17,701,490
                                                               2001        1.000           1.000              18,901,460
                                                               2001        1.067           1.000                       -
                                                               2000        1.098           1.067              17,098,984

   Money Market Portfolio (4/99)                               2004        1.101           1.099              11,972,099
                                                               2003        1.107           1.101              14,391,148
                                                               2002        1.105           1.107              19,138,733
                                                               2001        1.078           1.105              16,519,464
                                                               2000        1.028           1.078              12,443,637
                                                               1999        1.000           1.028               5,359,933

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (7/01)              2004        0.754           0.787                 186,960
                                                               2003        0.610           0.754                 221,312
                                                               2002        0.886           0.610                 222,446
                                                               2001        1.000           0.886                 102,789

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.010           1.105                 149,343

   Growth Fund - Class 2 Shares (5/04)                         2004        0.970           1.088                 292,002

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        0.979           1.079                 374,376

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (3/99)           2004        1.282           1.325              66,487,051
                                                               2003        1.230           1.282              55,700,887
                                                               2002        1.143           1.230              55,075,081
                                                               2001        1.083           1.143              41,752,556
                                                               2000        0.976           1.083              13,300,853
                                                               1999        1.000           0.976               3,629,750

   CitiStreet International Stock Fund - Class I (3/99)        2004        0.880           0.998              39,168,316
                                                               2003        0.685           0.880              36,390,928
                                                               2002        0.893           0.685              34,603,237
                                                               2001        1.151           0.893              24,386,543
                                                               2000        1.267           1.151              12,244,917
                                                               1999        1.000           1.267               3,413,512

   CitiStreet Large Company Stock Fund - Class I (3/99)        2004        0.668           0.726              84,604,803
                                                               2003        0.528           0.668              73,000,402
                                                               2002        0.693           0.528              62,427,499
                                                               2001        0.833           0.693              42,480,505
                                                               2000        0.992           0.833              22,805,100
                                                               1999        1.000           0.992               5,697,520

   CitiStreet Small Company Stock Fund - Class I (3/99)        2004        1.695           1.924              16,944,532
                                                               2003        1.199           1.695              15,965,548
                                                               2002        1.592           1.199              13,461,238
                                                               2001        1.587           1.592              10,561,096
                                                               2000        1.460           1.587               9,235,726
                                                               1999        1.000           1.460               2,542,636

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/99)       2004        1.116           1.377               1,293,414
                                                               2003        0.791           1.116               1,320,224
                                                               2002        0.906           0.791               1,367,461
                                                               2001        1.015           0.906               1,261,396
                                                               2000        1.502           1.015               1,387,952
                                                               1999        1.000           1.502                 563,587

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (7/99)            2004        1.780           2.310               2,341,913
                                                               2003        1.345           1.780               1,886,837

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
Delaware VIP Trust                                             2002        1.303           1.345               1,701,926
   Delaware VIP REIT Series - Standard Class (7/99)            2001        1.213           1.303                 568,575
                                                               2000        0.935           1.213                 284,819
                                                               1999        1.000           0.935                  22,639

   Delaware VIP Small Cap Value Series - Standard
   Class (4/99)                                                2004        1.665           1.998               2,625,879
                                                               2003        1.188           1.665               2,520,879
                                                               2002        1.274           1.188               2,275,312
                                                               2001        1.153           1.274               1,023,318
                                                               2000        0.988           1.153                 319,706
                                                               1999        1.000           0.988                 184,589

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (4/99)                           2004        1.332           1.464               7,497,614
                                                               2003        1.024           1.332               7,588,481
                                                               2002        1.282           1.024               7,605,604
                                                               2001        1.383           1.282               7,164,578
                                                               2000        1.236           1.383               5,489,701
                                                               1999        1.000           1.236               1,060,068

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/99)                           2004        0.931           0.966               4,331,406
                                                               2003        0.778           0.931               4,997,871
                                                               2002        0.946           0.778               5,185,802
                                                               2001        1.057           0.946               5,446,028
                                                               2000        1.077           1.057               4,996,243
                                                               1999        1.000           1.077               2,447,252

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.200           1.335                  82,518
                                                               2003        1.000           1.200                   7,732

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/04)                                               2004        0.971           1.230                  49,682

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        0.962           1.153                 181,735

   Templeton Growth Securities Fund - Class 2 Shares (6/04)    2004        1.021           1.123                 525,836

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)                               2004        0.942           1.013               3,121,998
                                                               2003        0.766           0.942               2,700,590
                                                               2002        0.941           0.766               1,764,167
                                                               2001        1.000           0.941                 159,167

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Equity Index Portfolio - Class II Shares (3/99)             2004        0.846           0.921              20,918,117
                                                               2003        0.671           0.846              21,224,167
                                                               2002        0.875           0.671              19,946,906
                                                               2001        1.011           0.875              18,876,693
                                                               2000        1.129           1.011              15,972,202
                                                               1999        1.000           1.129               5,953,238

   Fundamental Value Portfolio (5/01)                          2004        0.981           1.048               8,977,453
                                                               2003        0.716           0.981               8,237,997
                                                               2002        0.921           0.716               7,006,816
                                                               2001        1.000           0.921               2,671,191

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        0.993           1.062               1,405,488
                                                               2003        0.884           0.993               1,458,079
                                                               2002        0.960           0.884               1,287,096
                                                               2001        1.000           0.960                 288,529

   Mid Cap Growth Portfolio - Service Shares (8/01)            2004        0.727           0.865                 212,598
                                                               2003        0.546           0.727                 128,580
                                                               2002        0.770           0.546                  85,735
                                                               2001        1.000           0.770                  76,227

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.547           0.565               9,163,991
                                                               2003        0.448           0.547               9,939,636
                                                               2002        0.610           0.448              10,635,257
                                                               2001        0.799           0.610              10,487,343
                                                               2000        1.000           0.799               8,681,668

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.009           1.123                 231,226

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        0.967           1.107                 268,562

   Mid-Cap Value Portfolio (7/04)                              2004        1.006           1.161                 185,019

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        0.974           1.075                  64,371

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (6/01)        2004        1.178           1.220               5,331,824
                                                               2003        1.135           1.178               5,474,030
                                                               2002        1.054           1.135               4,516,791
                                                               2001        1.000           1.054                 218,805

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
Putnam Variable Trust                                          2004        0.730           0.776                  81,229
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2003        0.560           0.730                  87,768
                                                               2002        0.806           0.560                 100,451
                                                               2001        1.000           0.806                     417

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.886           1.016                 885,854
                                                               2003        0.698           0.886                 862,671
                                                               2002        0.858           0.698                 689,548
                                                               2001        1.000           0.858                  98,472

   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2004        1.300           1.620               3,050,052
                                                               2003        0.879           1.300               2,130,413
                                                               2002        1.090           0.879               1,954,682
                                                               2001        1.000           1.090                 389,214

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/99)                               2004        1.454           1.555               8,525,221
                                                               2003        1.059           1.454               7,991,433
                                                               2002        1.431           1.059               7,710,523
                                                               2001        1.422           1.431               6,509,733
                                                               2000        1.218           1.422               3,944,667
                                                               1999        1.000           1.218               1,398,956

   Investors Fund - Class I (3/99)                             2004        1.160           1.265               3,276,334
                                                               2003        0.888           1.160               3,212,108
                                                               2002        1.168           0.888               3,254,316
                                                               2001        1.234           1.168               3,125,888
                                                               2000        1.084           1.234               1,626,667
                                                               1999        1.000           1.084                 665,635

   Small Cap Growth Fund - Class I (6/01)                      2004        0.920           1.046                 598,446
                                                               2003        0.626           0.920                 419,725
                                                               2002        0.971           0.626                 317,694
                                                               2001        1.000           0.971                 121,505

   Total Return Fund - Class I (3/99)                          2004        1.097           1.178                 505,219
                                                               2003        0.958           1.097                 533,550
                                                               2002        1.042           0.958                 475,598
                                                               2001        1.064           1.042                 328,271
                                                               2000        0.998           1.064                 216,675
                                                               1999        1.000           0.998                 163,763

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.797           0.814                 338,590
                                                               2003        0.654           0.797                 248,700
                                                               2002        0.895           0.654                 108,360
                                                               2001        1.000           0.895                  66,387

   Smith Barney Premier Selections All Cap Growth
   Portfolio (6/01)                                            2004        0.858           0.872                  44,028
                                                               2003        0.647           0.858                  28,134
                                                               2002        0.895           0.647                  14,025
                                                               2001        1.000           0.895                   5,930

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (7/99)                       2004        0.994           1.146                 610,822
                                                               2003        0.727           0.994                 678,132
                                                               2002        0.958           0.727                 772,740
                                                               2001        0.932           0.958                 487,142
                                                               2000        0.875           0.932                 255,460
                                                               1999        1.000           0.875                 114,839

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)                     2004        0.990           1.037                  64,342

   Disciplined Mid Cap Stock Portfolio (6/99)                  2004        1.378           1.585               4,125,218
                                                               2003        1.043           1.378               4,143,677
                                                               2002        1.233           1.043               4,104,987
                                                               2001        1.301           1.233               3,115,340
                                                               2000        1.129           1.301               1,801,861
                                                               1999        1.000           1.129                 131,236

   Equity Income Portfolio (3/99)                              2004        1.113           1.208              11,224,792
                                                               2003        0.859           1.113              10,063,251
                                                               2002        1.011           0.859               8,843,180
                                                               2001        1.096           1.011               6,878,161
                                                               2000        1.017           1.096               4,760,672
                                                               1999        1.000           1.017               2,462,986

   Federated Stock Portfolio (4/99)                            2004        0.994           1.085               1,172,424
                                                               2003        0.789           0.994               1,305,879
                                                               2002        0.990           0.789               1,334,566
                                                               2001        0.986           0.990                 750,120
                                                               2000        0.962           0.986                 500,956
                                                               1999        1.000           0.962                 342,000

   Large Cap Portfolio (3/99)                                  2004        0.789           0.830               8,433,992
                                                               2003        0.641           0.789               8,803,827
                                                               2002        0.841           0.641               9,099,937
                                                               2001        1.030           0.841               9,336,726
                                                               2000        1.219           1.030               8,737,631
Large Cap Portfolio (3/99) (continued)                         1999        1.000           1.219               2,827,437

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Lazard International Stock Portfolio (4/99)                 2004        0.828           0.947               1,335,961
                                                               2003        0.652           0.828                 819,351
                                                               2002        0.759           0.652                 676,518
                                                               2001        1.041           0.759                 357,698
                                                               2000        1.190           1.041                 325,277
                                                               1999        1.000           1.190                 118,109

   Merrill Lynch Large Cap Core Portfolio (3/99)               2004        0.764           0.874                 914,605
                                                               2003        0.638           0.764                 925,010
                                                               2002        0.863           0.638                 906,193
                                                               2001        1.127           0.863               1,244,517
                                                               2000        1.209           1.127               1,184,412
                                                               1999        1.000           1.209                 169,528

   MFS Emerging Growth Portfolio (8/01)                        2004        0.672           0.749                  59,682
                                                               2003        0.527           0.672                  33,417
                                                               2002        0.812           0.527                  33,417
                                                               2001        1.000           0.812                  10,322

   MFS Mid Cap Growth Portfolio (5/99)                         2004        0.890           1.003               4,141,184
                                                               2003        0.658           0.890               4,626,085
                                                               2002        1.301           0.658               4,763,801
                                                               2001        1.726           1.301               5,526,623
                                                               2000        1.598           1.726               4,877,373
                                                               1999        1.000           1.598                 519,757

   MFS Value Portfolio (5/04)                                  2004        0.969           1.123                 244,994

   Pioneer Fund Portfolio (5/99)                               2004        0.752           0.825               2,079,574
                                                               2003        0.615           0.752               2,413,382
                                                               2002        0.893           0.615               2,717,974
                                                               2001        1.174           0.893               3,330,826
                                                               2000        0.956           1.174               2,495,494
                                                               1999        1.000           0.956                 426,556

   Social Awareness Stock Portfolio (3/99)                     2004        0.859           0.901               3,906,470
                                                               2003        0.675           0.859               4,114,361
                                                               2002        0.909           0.675               4,204,405
                                                               2001        1.092           0.909               4,662,446
                                                               2000        1.111           1.092               3,740,424
                                                               1999        1.000           1.111               1,692,027

   Travelers Quality Bond Portfolio (3/99)                     2004        1.232           1.257               6,168,939
                                                               2003        1.166           1.232               7,124,797
                                                               2002        1.116           1.166               6,632,682
                                                               2001        1.055           1.116               4,993,526
                                                               2000        0.998           1.055               2,776,420
Travelers Quality Bond Portfolio (3/99)                        1999        1.000           0.998               1,489,904
(continued)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   U.S. Government Securities Portfolio (3/99)                 2004        1.298           1.360              10,285,926
                                                               2003        1.279           1.298              12,875,470

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   U.S. Government Securities Portfolio  (continued)           2002        1.140           1.279              13,561,473
                                                               2001        1.091           1.140               5,799,178
                                                               2000        0.965           1.091               2,991,693
                                                               1999        1.000           0.965               1,134,380

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2004        0.830           0.872                 771,149
                                                               2003        0.650           0.830                 771,142
                                                               2002        0.864           0.650                 797,904
                                                               2001        1.000           0.864                       -

   MFS Total Return Portfolio (4/99)                           2004        1.214           1.336              13,298,651
                                                               2003        1.055           1.214              12,199,587
                                                               2002        1.127           1.055              11,066,498
                                                               2001        1.142           1.127               6,827,545
                                                               2000        0.991           1.142               3,061,099
                                                               1999        1.000           0.991                 822,665

   Pioneer Strategic Income Portfolio (6/99)                   2004        1.259           1.380                 856,031
                                                               2003        1.067           1.259                 829,179
                                                               2002        1.020           1.067                 766,337
                                                               2001        0.991           1.020                 471,935
                                                               2000        1.007           0.991                 316,519
                                                               1999        1.000           1.007                 188,752

   SB Adjustable Rate Income Portfolio - Class I
   Shares (10/03)                                              2004        1.000           0.999                 277,303
                                                               2003        1.000           1.000                  12,295

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.836           0.908              11,860,702
                                                               2003        0.629           0.836               9,708,546
                                                               2002        0.946           0.629               6,977,294
                                                               2001        1.000           0.946               3,242,797

   Smith Barney High Income Portfolio (5/99)                   2004        1.043           1.137                 971,498
                                                               2003        0.828           1.043                 904,827
                                                               2002        0.866           0.828                 398,339
                                                               2001        0.912           0.866                 326,040
                                                               2000        1.004           0.912                 283,761
                                                               1999        1.000           1.004                 174,517

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Smith Barney International All Cap Growth                   2004        0.739           0.860               2,412,532
   Portfolio (3/99)
                                                               2003        0.587           0.739               2,627,323
                                                               2002        0.800           0.587               2,866,785
                                                               2001        1.177           0.800               3,135,295
                                                               2000        1.563           1.177               3,218,634
                                                               1999        1.000           1.563                 942,437

   Smith Barney Large Capitalization Growth Portfolio (3/99)   2004        0.970           0.961               8,385,153
                                                               2003        0.666           0.970               7,724,150
                                                               2002        0.896           0.666               6,231,231
                                                               2001        1.037           0.896               6,815,572
                                                               2000        1.128           1.037               6,508,869
                                                               1999        1.000           1.128               2,808,440

   Strategic Equity Portfolio (3/99)                           2004        0.770           0.838              11,640,459
                                                               2003        0.588           0.770              12,884,572
                                                               2002        0.897           0.588              13,880,086
                                                               2001        1.048           0.897              15,443,471
                                                               2000        1.298           1.048              14,295,924
                                                               1999        1.000           1.298               4,867,877

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (8/03)                 2004        1.253           1.453                 305,271
                                                               2003        1.000           1.253                  43,676

   Emerging Growth Portfolio - Class II Shares (1/02)          2004        0.680           0.717                 164,650
                                                               2003        0.542           0.680                 145,755
                                                               2002        0.815           0.542                 187,292
                                                               2001        1.000           0.815                       -

   Enterprise Portfolio - Class II Shares (10/01)              2004        0.784           0.804                  57,135
                                                               2003        0.632           0.784                  57,287
                                                               2002        0.909           0.632                  13,084
                                                               2001        1.000           0.909                   4,883

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.974           1.112                 272,596
                                                               2003        0.695           0.974                 178,822
                                                               2002        0.946           0.695                 114,616
                                                               2001        1.000           0.946                  25,573

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (6/00)            2004        0.933           0.969               4,661,931
                                                               2003        0.803           0.933               4,081,743
                                                               2002        0.894           0.803               3,576,168
                                                               2001        0.947           0.894               1,913,593
                                                               2000        1.000           0.947               1,309,194

   Contrafund(R) Portfolio - Service Class 2 (9/01)            2004        1.070           1.217               2,968,323
                                                               2003        0.845           1.070               1,544,183
                                                               2002        0.947           0.845               1,138,367
                                                               2001        1.000           0.947                  73,969

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.950           0.950                 164,693
                                                               2003        0.770           0.950                 161,766
                                                               2002        0.844           0.770                 136,449
                                                               2001        1.000           0.844                       -

   Mid Cap Portfolio - Service Class 2 (7/01)                  2004        1.249           1.537               2,519,692
                                                               2003        0.914           1.249               1,582,278
                                                               2002        1.029           0.914               1,173,002
                                                               2001        1.000           1.029                 115,071

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                      SEPARATE ACCOUNT CHARGES 1.25% 5% AIR

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Capital Appreciation Fund (5/00)                            2004        0.495           0.584                       -
                                                               2003        0.401           0.495                       -
                                                               2002        0.542           0.401                       -
                                                               2001        0.743           0.542                       -
                                                               2000        1.000           0.743                       -

   High Yield Bond Trust (5/99)                                2004        1.389           1.491                  16,956
                                                               2003        1.089           1.389                  18,359
                                                               2002        1.054           1.089                  19,894
                                                               2001        0.974           1.054                  21,521
                                                               2000        0.977           0.974                  23,249
                                                               1999        1.000           0.977                       -

   Managed Assets Trust (3/99)                                 2004        1.088           1.176                       -
                                                               2003        0.903           1.088                       -
                                                               2002        1.000           0.903                       -
                                                               2001        1.000           1.000                       -
                                                               2001        1.067           1.000                       -
                                                               2000        1.098           1.067                       -

   Money Market Portfolio (4/99)                               2004        1.101           1.099                   6,695
                                                               2003        1.107           1.101                   7,225
                                                               2002        1.105           1.107                   7,788
                                                               2001        1.078           1.105                   8,373
                                                               2000        1.028           1.078                       -
                                                               1999        1.000           1.028                       -

AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (7/01)              2004        0.754           0.787                       -
                                                               2003        0.610           0.754                       -
                                                               2002        0.886           0.610                       -
                                                               2001        1.000           0.886                       -

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/04)                  2004        1.010           1.105                       -

   Growth Fund - Class 2 Shares (5/04)                         2004        0.970           1.088                       -

   Growth-Income Fund - Class 2 Shares (5/04)                  2004        0.979           1.079                       -

CitiStreet Funds, Inc.
   CitiStreet Diversified Bond Fund - Class I (3/99)           2004        1.282           1.325                  33,289
                                                               2003        1.230           1.282                  35,763
                                                               2002        1.143           1.230                  38,664
                                                               2001        1.083           1.143                  41,627

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   CitiStreet Diversified Bond Fund - Class I  (continued)     2000        0.976           1.083                  22,686
                                                               1999        1.000           0.976                       -

   CitiStreet International Stock Fund - Class I (3/99)        2004        0.880           0.998                   6,694
                                                               2003        0.685           0.880                   7,212
                                                               2002        0.893           0.685                   7,775
                                                               2001        1.151           0.893                   8,371
                                                               2000        1.267           1.151                   9,004
                                                               1999        1.000           1.267                       -

   CitiStreet Large Company Stock Fund - Class I (3/99)        2004        0.668           0.726                  13,829
                                                               2003        0.528           0.668                  14,898
                                                               2002        0.693           0.528                  16,062
                                                               2001        0.833           0.693                  17,293
                                                               2000        0.992           0.833                  18,600
                                                               1999        1.000           0.992                       -

   CitiStreet Small Company Stock Fund - Class I (3/99)        2004        1.695           1.924                   5,395
                                                               2003        1.199           1.695                   5,812
                                                               2002        1.592           1.199                   6,266
                                                               2001        1.587           1.592                   6,746
                                                               2000        1.460           1.587                   7,256
                                                               1999        1.000           1.460                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (5/99)       2004        1.116           1.377                       -
                                                               2003        0.791           1.116                       -
                                                               2002        0.906           0.791                       -
                                                               2001        1.015           0.906                       -
                                                               2000        1.502           1.015                       -
                                                               1999        1.000           1.502                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (7/99)            2004        1.780           2.310                       -
                                                               2003        1.345           1.780                       -
                                                               2002        1.303           1.345                       -
                                                               2001        1.213           1.303                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Delaware VIP REIT Series - Standard Class  (continued)      2000        0.935           1.213                       -
                                                               1999        1.000           0.935                       -

   Delaware VIP Small Cap Value Series - Standard
   Class (4/99)                                                2004        1.665           1.998                       -
                                                               2003        1.188           1.665                       -
                                                               2002        1.274           1.188                       -
                                                               2001        1.153           1.274                       -
                                                               2000        0.988           1.153                       -
                                                               1999        1.000           0.988                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (4/99)                           2004        1.332           1.464                       -
                                                               2003        1.024           1.332                       -
                                                               2002        1.282           1.024                       -
                                                               2001        1.383           1.282                       -
                                                               2000        1.236           1.383                       -
                                                               1999        1.000           1.236                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (3/99)                           2004        0.931           0.966                       -
                                                               2003        0.778           0.931                       -
                                                               2002        0.946           0.778                       -
                                                               2001        1.057           0.946                       -
                                                               2000        1.077           1.057                       -
                                                               1999        1.000           1.077                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (8/03)       2004        1.200           1.335                       -
                                                               2003        1.000           1.200                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (6/04)                                               2004        0.971           1.230                       -

   Templeton Foreign Securities Fund - Class 2 Shares (5/04)   2004        0.962           1.153                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Templeton Growth Securities Fund - Class 2 Shares (6/04)    2004        1.021           1.123                       -

Greenwich Street Series Fund
   Appreciation Portfolio (8/01)                               2004        0.942           1.013                       -
                                                               2003        0.766           0.942                       -
                                                               2002        0.941           0.766                       -
                                                               2001        1.000           0.941                       -

   Equity Index Portfolio - Class II Shares (3/99)             2004        0.846           0.921                  45,806
                                                               2003        0.671           0.846                  51,970
                                                               2002        0.875           0.671                  55,452
                                                               2001        1.011           0.875                  59,108
                                                               2000        1.129           1.011                  62,948
                                                               1999        1.000           1.129                       -

   Fundamental Value Portfolio (5/01)                          2004        0.981           1.048                       -
                                                               2003        0.716           0.981                       -
                                                               2002        0.921           0.716                       -
                                                               2001        1.000           0.921                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (5/01)                  2004        0.993           1.062                       -
                                                               2003        0.884           0.993                       -
                                                               2002        0.960           0.884                       -
                                                               2001        1.000           0.960                       -

   Mid Cap Growth Portfolio - Service Shares (8/01)            2004        0.727           0.865                       -
                                                               2003        0.546           0.727                       -
                                                               2002        0.770           0.546                       -
                                                               2001        1.000           0.770                       -

   Worldwide Growth Portfolio - Service Shares (5/00)          2004        0.547           0.565                       -
                                                               2003        0.448           0.547                       -
                                                               2002        0.610           0.448                       -
                                                               2001        0.799           0.610                       -
                                                               2000        1.000           0.799                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/04)                2004        1.009           1.123                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/04)                          2004        0.967           1.107                       -

   Mid-Cap Value Portfolio (7/04)                              2004        1.006           1.161                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        0.974           1.075                       -

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (6/01)        2004        1.178           1.220                       -
                                                               2003        1.135           1.178                       -
                                                               2002        1.054           1.135                       -
                                                               2001        1.000           1.054                       -

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB Shares (12/01)   2004        0.730           0.776                       -
                                                               2003        0.560           0.730                       -
                                                               2002        0.806           0.560                       -
                                                               2001        1.000           0.806                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.886           1.016                       -
                                                               2003        0.698           0.886                       -
                                                               2002        0.858           0.698                       -
                                                               2001        1.000           0.858                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (6/01)     2004        1.300           1.620                       -
                                                               2003        0.879           1.300                       -
                                                               2002        1.090           0.879                       -
                                                               2001        1.000           1.090                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/99)                               2004        1.454           1.555                  27,210
                                                               2003        1.059           1.454                  29,462
                                                               2002        1.431           1.059                  31,927
                                                               2001        1.422           1.431                  34,537

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   All Cap Fund - Class I  (continued)                         2000        1.218           1.422                  37,311
                                                               1999        1.000           1.218                       -

   Investors Fund - Class I (3/99)                             2004        1.160           1.265                       -
                                                               2003        0.888           1.160                       -
                                                               2002        1.168           0.888                       -
                                                               2001        1.234           1.168                       -
                                                               2000        1.084           1.234                       -
                                                               1999        1.000           1.084                       -

   Small Cap Growth Fund - Class I (6/01)                      2004        0.920           1.046                       -
                                                               2003        0.626           0.920                       -
                                                               2002        0.971           0.626                       -
                                                               2001        1.000           0.971                       -

   Total Return Fund - Class I (3/99)                          2004        1.097           1.178                       -
                                                               2003        0.958           1.097                       -
                                                               2002        1.042           0.958                       -
                                                               2001        1.064           1.042                       -
                                                               2000        0.998           1.064                       -
                                                               1999        1.000           0.998                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/01)             2004        0.797           0.814                       -
                                                               2003        0.654           0.797                       -
                                                               2002        0.895           0.654                       -
                                                               2001        1.000           0.895                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (6/01)                                            2004        0.858           0.872                       -
                                                               2003        0.647           0.858                       -
                                                               2002        0.895           0.647                       -
                                                               2001        1.000           0.895                       -

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (7/99)                       2004        0.994           1.146                       -
                                                               2003        0.727           0.994                       -
                                                               2002        0.958           0.727                       -
                                                               2001        0.932           0.958                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Strong Multi Cap Value Fund II  (continued)                 2000        0.875           0.932                       -
                                                               1999        1.000           0.875                       -

The Travelers Series Trust
   Convertible Securities Portfolio (5/04)                     2004        0.990           1.037                       -

   Disciplined Mid Cap Stock Portfolio (6/99)                  2004        1.378           1.585                       -
                                                               2003        1.043           1.378                       -
                                                               2002        1.233           1.043                       -
                                                               2001        1.301           1.233                       -
                                                               2000        1.129           1.301                       -
                                                               1999        1.000           1.129                       -

   Equity Income Portfolio (3/99)                              2004        1.113           1.208                       -
                                                               2003        0.859           1.113                       -
                                                               2002        1.011           0.859                       -
                                                               2001        1.096           1.011                       -
                                                               2000        1.017           1.096                       -
                                                               1999        1.000           1.017                       -

   Federated Stock Portfolio (4/99)                            2004        0.994           1.085                       -
                                                               2003        0.789           0.994                       -
                                                               2002        0.990           0.789                       -
                                                               2001        0.986           0.990                       -
                                                               2000        0.962           0.986                       -
                                                               1999        1.000           0.962                       -

   Large Cap Portfolio (3/99)                                  2004        0.789           0.830                       -
                                                               2003        0.641           0.789                       -
                                                               2002        0.841           0.641                       -
                                                               2001        1.030           0.841                       -
                                                               2000        1.219           1.030                       -
                                                               1999        1.000           1.219                       -

   Lazard International Stock Portfolio (4/99)                 2004        0.828           0.947                       -
                                                               2003        0.652           0.828                       -
                                                               2002        0.759           0.652                       -
                                                               2001        1.041           0.759                       -
                                                               2000        1.190           1.041                       -
                                                               1999        1.000           1.190                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Merrill Lynch Large Cap Core Portfolio (3/99)               2004        0.764           0.874                       -
                                                               2003        0.638           0.764                       -
                                                               2002        0.863           0.638                       -
                                                               2001        1.127           0.863                       -
                                                               2000        1.209           1.127                       -
                                                               1999        1.000           1.209                       -

   MFS Emerging Growth Portfolio (8/01)                        2004        0.672           0.749                       -
                                                               2003        0.527           0.672                       -
                                                               2002        0.812           0.527                       -
                                                               2001        1.000           0.812                       -

   MFS Mid Cap Growth Portfolio (5/99)                         2004        0.890           1.003                  10,236
                                                               2003        0.658           0.890                  11,084
                                                               2002        1.301           0.658                  12,011
                                                               2001        1.726           1.301                  12,993
                                                               2000        1.598           1.726                  14,037
                                                               1999        1.000           1.598                       -

   MFS Value Portfolio (5/04)                                  2004        0.969           1.123                       -

   Pioneer Fund Portfolio (5/99)                               2004        0.752           0.825                       -
                                                               2003        0.615           0.752                       -
                                                               2002        0.893           0.615                       -
                                                               2001        1.174           0.893                       -
                                                               2000        0.956           1.174                       -
                                                               1999        1.000           0.956                       -

   Social Awareness Stock Portfolio (3/99)                     2004        0.859           0.901                       -
                                                               2003        0.675           0.859                       -
                                                               2002        0.909           0.675                       -
                                                               2001        1.092           0.909                       -
                                                               2000        1.111           1.092                       -
                                                               1999        1.000           1.111                       -

   Travelers Quality Bond Portfolio (3/99)                     2004        1.232           1.257                  15,091
                                                               2003        1.166           1.232                  17,944
                                                               2002        1.116           1.166                  19,445
                                                               2001        1.055           1.116                  21,034

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Travelers Quality Bond Portfolio  (continued)               2000        0.998           1.055                  22,724
                                                               1999        1.000           0.998                       -

   U.S. Government Securities Portfolio (3/99)                 2004        1.298           1.360                       -
                                                               2003        1.279           1.298                       -
                                                               2002        1.140           1.279                       -
                                                               2001        1.091           1.140                       -
                                                               2000        0.965           1.091                       -
                                                               1999        1.000           0.965                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (11/01)                  2004        0.830           0.872                       -
                                                               2003        0.650           0.830                       -
                                                               2002        0.864           0.650                       -
                                                               2001        1.000           0.864                       -

   MFS Total Return Portfolio (4/99)                           2004        1.214           1.336                       -
                                                               2003        1.055           1.214                       -
                                                               2002        1.127           1.055                       -
                                                               2001        1.142           1.127                       -
                                                               2000        0.991           1.142                       -
                                                               1999        1.000           0.991                       -

   Pioneer Strategic Income Portfolio (6/99)                   2004        1.259           1.380                       -
                                                               2003        1.067           1.259                       -
                                                               2002        1.020           1.067                       -
                                                               2001        0.991           1.020                       -
                                                               2000        1.007           0.991                       -
                                                               1999        1.000           1.007                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (10/03)                                              2004        1.000           0.999                       -
                                                               2003        1.000           1.000                       -

   Smith Barney Aggressive Growth Portfolio (5/01)             2004        0.836           0.908                       -
                                                               2003        0.629           0.836                       -
                                                               2002        0.946           0.629                       -
                                                               2001        1.000           0.946                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Smith Barney High Income Portfolio (5/99)                   2004        1.043           1.137                       -
                                                               2003        0.828           1.043                       -
                                                               2002        0.866           0.828                       -
                                                               2001        0.912           0.866                       -
                                                               2000        1.004           0.912                       -
                                                               1999        1.000           1.004                       -

   Smith Barney International All Cap Growth
   Portfolio (3/99)                                            2004        0.739           0.860                       -
                                                               2003        0.587           0.739                       -
                                                               2002        0.800           0.587                       -
                                                               2001        1.177           0.800                       -
                                                               2000        1.563           1.177                       -
                                                               1999        1.000           1.563                       -

   Smith Barney Large Capitalization Growth Portfolio (3/99)   2004        0.970           0.961                  10,733
                                                               2003        0.666           0.970                  11,536
                                                               2002        0.896           0.666                  12,440
                                                               2001        1.037           0.896                       -
                                                               2000        1.128           1.037                  14,436
                                                               1999        1.000           1.128                       -

   Strategic Equity Portfolio (3/99)                           2004        0.770           0.838                  26,393
                                                               2003        0.588           0.770                  28,725
                                                               2002        0.897           0.588                  31,017
                                                               2001        1.048           0.897                  33,549
                                                               2000        1.298           1.048                  36,239
                                                               1999        1.000           1.298                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (8/03)                 2004        1.253           1.453                       -
                                                               2003        1.000           1.253                       -

   Emerging Growth Portfolio - Class II Shares (1/02)          2004        0.680           0.717                       -
                                                               2003        0.542           0.680                       -
                                                               2002        0.815           0.542                       -
                                                               2001        1.000           0.815                       -

                         CONDENSED FINANCIAL INFORMATION



                SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
   Enterprise Portfolio - Class II Shares (10/01)              2004        0.784           0.804                       -
                                                               2003        0.632           0.784                       -
                                                               2002        0.909           0.632                       -
                                                               2001        1.000           0.909                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.974           1.112                       -
                                                               2003        0.695           0.974                       -
                                                               2002        0.946           0.695                       -
                                                               2001        1.000           0.946                       -

Variable Insurance Products Fund II
   Asset Manager Portfolio - Service Class 2 (6/00)            2004        0.933           0.969                       -
                                                               2003        0.803           0.933                       -
                                                               2002        0.894           0.803                       -
                                                               2001        0.947           0.894                       -
                                                               2000        1.000           0.947                       -

   Contrafund(R) Portfolio - Service Class 2 (9/01)            2004        1.070           1.217                       -
                                                               2003        0.845           1.070                       -
                                                               2002        0.947           0.845                       -
                                                               2001        1.000           0.947                       -

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (5/01)                                              2004        0.950           0.950                       -
                                                               2003        0.770           0.950                       -
                                                               2002        0.844           0.770                       -
                                                               2001        1.000           0.844                       -

   Mid Cap Portfolio - Service Class 2 (7/01)                  2004        1.249           1.537                       -
                                                               2003        0.914           1.249                       -
                                                               2002        1.029           0.914                       -
                                                               2001        1.000           1.029                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 1.25% 33 FL

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (3/99)                     2004        1.213           1.233                  39,822
                                                               2003        1.152           1.213                       -
                                                               2002        1.106           1.152                       -
                                                               2001        1.049           1.106                       -
                                                               2000        0.996           1.049                       -
                                                               1999        1.000           0.996                       -

   U.S. Government Securities Portfolio (3/99)                 2004        1.277           1.334                       -
                                                               2003        1.263           1.277                       -
                                                               2002        1.129           1.263                       -
                                                               2001        1.084           1.129                       -
                                                               2000        0.962           1.084                       -
                                                               1999        1.000           0.962                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 1.25% 53 FL

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
The Travelers Series Trust
   Travelers Quality Bond Portfolio (3/99)                     2004        1.201           1.219                       -
                                                               2003        1.143           1.201                       -
                                                               2002        1.100           1.143                       -
                                                               2001        1.045           1.100                       -
                                                               2000        0.994           1.045                       -
                                                               1999        1.000           0.994                       -

   U.S. Government Securities Portfolio (3/99)                 2004        1.265           1.319                       -
                                                               2003        1.253           1.265                       -
                                                               2002        1.123           1.253                       -
                                                               2001        1.080           1.123                       -
                                                               2000        0.961           1.080                       -
                                                               1999        1.000           0.961                       -

                         CONDENSED FINANCIAL INFORMATION



                      SEPARATE ACCOUNT CHARGES 1.25% 83 FL

                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT     OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR          END OF YEAR       END OF YEAR
-------------------------------------------------------------  ----    -------------    -------------    ----------------
Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (3/99)             2004        0.813           0.878                  57,174
                                                               2003        0.650           0.813                       -
                                                               2002        0.855           0.650                       -
                                                               2001        0.996           0.855                       -
                                                               2000        1.122           0.996                       -
                                                               1999        1.000           1.122                       -


                                      NOTES

Effective "11/01/2004" Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If a accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc. : AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Variable Insuranse Products Fund III: Dynamic Capital Appreciation Portfolio - Service Class 2 - is no longer available to new contract owners

The Travelers Series Trust: Federated Stock Portfolio is no longer available to new contract owners

Janus Aspen Series: Balanced Portfolio - Service Shares - is no longer available to new contract owners

Janus Aspen Series: World Wide Growth Portfolio - Service Shares is no longer available to new contract holders.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

Salomon Brothers Variable Series Funds Inc.: Total Return Fund - Class I is no longer available to new contract holders.

Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio is no longer available to new contract owners

Greenwich Street Series Fund: Fundamental Value Portfolio is no longer available to new contract holders.

Travelers Series Fund Inc.: Smith Barney International All Cap Growth Portfolio is no longer available to new contract owners

Strong Variable insurance Funds, Inc. : Strong Multi Cap Value Fund II is no longer available to new contract owners.

Van Kampen Life Investment Trust: Enterprise Portfolio - Class II Shares is no longer available to new contract holders.

ANNUAL REPORT
DECEMBER 31, 2004

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                       FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                HIGH
                                           CAPITAL              YIELD               MANAGED                MONEY
                                        APPRECIATION            BOND                 ASSETS               MARKET
                                            FUND                TRUST                TRUST               PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 12,713,241         $  8,246,182         $ 23,790,422         $ 14,396,518

  Receivables:
    Dividends ................                    --                   --                   --               12,656
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            12,713,241            8,246,182           23,790,422           14,409,174
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 12,713,241         $  8,246,182         $ 23,790,422         $ 14,409,174
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           AIM V.I.            GLOBAL
                                           PREMIER             GROWTH                GROWTH            GROWTH-INCOME
                                           EQUITY              FUND -                FUND -               FUND -
                                           FUND -              CLASS 2              CLASS 2               CLASS 2
                                          SERIES I             SHARES                SHARES               SHARES
                                        ------------         ------------         ------------         -------------
ASSETS:
  Investments at market value:          $    230,154         $    199,596         $    335,649         $    517,588

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........               230,154              199,596              335,649              517,588
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $    230,154         $    199,596         $    335,649         $    517,588
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           CITISTREET           CITISTREET           CREDIT
   CITISTREET          CITISTREET             LARGE               SMALL              SUISSE             DELAWARE
   DIVERSIFIED        INTERNATIONAL          COMPANY             COMPANY              TRUST             VIP REIT
      BOND                STOCK               STOCK               STOCK             EMERGING            SERIES -
     FUND -              FUND -              FUND -               FUND -             MARKETS            STANDARD
     CLASS I             CLASS I             CLASS I             CLASS I            PORTFOLIO            CLASS
  ------------        -------------       ------------        ------------        ------------        ------------
  $ 93,755,235        $ 41,301,670        $ 64,818,478        $ 34,343,126        $  1,844,188        $  6,193,210


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

    93,755,235          41,301,670          64,818,478          34,343,126           1,844,188           6,193,210
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $ 93,755,235        $ 41,301,670        $ 64,818,478        $ 34,343,126        $  1,844,188        $  6,193,210
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          DELAWARE              DREYFUS
                                             VIP                 VIF -              DREYFUS               MUTUAL
                                          SMALL CAP           DEVELOPING             VIF -                SHARES
                                            VALUE               LEADERS           APPRECIATION          SECURITIES
                                          SERIES -            PORTFOLIO -         PORTFOLIO -             FUND -
                                          STANDARD              INITIAL             INITIAL               CLASS 2
                                            CLASS               SHARES               SHARES               SHARES
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  5,663,717         $ 11,909,605         $  4,513,234         $    141,767

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             5,663,717           11,909,605            4,513,234              141,767
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  5,663,717         $ 11,909,605         $  4,513,234         $    141,767
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    TEMPLETON
   DEVELOPING           TEMPLETON           TEMPLETON
     MARKETS             FOREIGN             GROWTH                                  EQUITY
   SECURITIES          SECURITIES          SECURITIES                                 INDEX
     FUND -              FUND -              FUND -                                PORTFOLIO -        FUNDAMENTAL
     CLASS 2             CLASS 2             CLASS 2          APPRECIATION          CLASS II             VALUE
     SHARES              SHARES              SHARES            PORTFOLIO             SHARES            PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $     61,107        $    256,933        $    655,297        $  3,329,016        $ 21,170,342        $ 10,079,696


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

        61,107             256,933             655,297           3,329,016          21,170,342          10,079,696
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $     61,107        $    256,933        $    655,297        $  3,329,016        $ 21,170,342        $ 10,079,696
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                MID CAP             WORLDWIDE
                                          BALANCED              GROWTH                GROWTH              LAZARD
                                         PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          RETIREMENT
                                           SERVICE              SERVICE              SERVICE             SMALL CAP
                                           SHARES               SHARES                SHARES             PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  1,662,857         $    183,971         $  5,350,408         $    259,760

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             1,662,857              183,971            5,350,408              259,760
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  1,662,857         $    183,971         $  5,350,408         $    259,760
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                           OPPENHEIMER                              PUTNAM VT          PUTNAM VT
                                              MAIN               TOTAL              DISCOVERY        INTERNATIONAL
     GROWTH                                  STREET              RETURN              GROWTH              EQUITY
       AND               MID-CAP            FUND/VA -         PORTFOLIO -            FUND -              FUND -
     INCOME               VALUE              SERVICE         ADMINISTRATIVE         CLASS IB            CLASS IB
    PORTFOLIO           PORTFOLIO            SHARES              CLASS               SHARES              SHARES
  ------------        ------------        ------------       --------------       ------------       -------------
  $    297,387        $    254,968        $     80,338        $  6,974,499        $     72,233        $    988,359


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       297,387             254,968              80,338           6,974,499              72,233             988,359
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    297,387        $    254,968        $     80,338        $  6,974,499        $     72,233        $    988,359
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          PUTNAM VT
                                          SMALL CAP
                                            VALUE                                                        SMALL CAP
                                           FUND -               ALL CAP             INVESTORS             GROWTH
                                          CLASS IB              FUND -                FUND -              FUND -
                                           SHARES               CLASS I              CLASS I              CLASS I
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  5,280,294         $ 13,851,585         $  4,338,270         $    626,251

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             5,280,294           13,851,585            4,338,270              626,251
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  5,280,294         $ 13,851,585         $  4,338,270         $    626,251
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              SMITH
                                             BARNEY
                          SMITH              PREMIER
      TOTAL              BARNEY            SELECTIONS             STRONG                               DISCIPLINED
     RETURN             DIVIDEND             ALL CAP            MULTI CAP           CONVERTIBLE          MID CAP
     FUND -             STRATEGY             GROWTH               VALUE             SECURITIES            STOCK
     CLASS I            PORTFOLIO           PORTFOLIO            FUND II             PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $    630,580        $    294,711        $     40,892        $    707,425        $     66,705        $  7,024,104


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       630,580             294,711              40,892             707,425              66,705           7,024,104
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    630,580        $    294,711        $     40,892        $    707,425        $     66,705        $  7,024,104
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                          LAZARD
                                           EQUITY              FEDERATED                               INTERNATIONAL
                                           INCOME                STOCK              LARGE CAP              STOCK
                                          PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
                                        ------------         ------------         ------------         -------------
ASSETS:
  Investments at market value:          $ 15,081,720         $  1,339,140         $  7,440,215         $  1,343,804

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            15,081,720            1,339,140            7,440,215            1,343,804
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 15,081,720         $  1,339,140         $  7,440,215         $  1,343,804
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     MERRILL
      LYNCH                MFS                 MFS                                                       SOCIAL
    LARGE CAP           EMERGING             MID CAP               MFS               PIONEER           AWARENESS
      CORE               GROWTH              GROWTH               VALUE               FUND               STOCK
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $    813,042        $     44,676        $  4,418,798        $    275,189        $  1,824,680        $  3,713,257


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

       813,042              44,676           4,418,798             275,189           1,824,680           3,713,257
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    813,042        $     44,676        $  4,418,798        $    275,189        $  1,824,680        $  3,713,257
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                          TRAVELERS              U.S.                 AIM                   MFS
                                           QUALITY            GOVERNMENT            CAPITAL                TOTAL
                                            BOND              SECURITIES          APPRECIATION            RETURN
                                          PORTFOLIO            PORTFOLIO           PORTFOLIO             PORTFOLIO
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $  8,373,450         $ 14,845,264         $    737,069         $ 19,559,622

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........             8,373,450           14,845,264              737,069           19,559,622
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $  8,373,450         $ 14,845,264         $    737,069         $ 19,559,622
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                           SB
                       ADJUSTABLE                                                     SMITH              SMITH
                          RATE                SMITH               SMITH              BARNEY              BARNEY
     PIONEER             INCOME              BARNEY               BARNEY          INTERNATIONAL          LARGE
    STRATEGIC          PORTFOLIO -         AGGRESSIVE              HIGH              ALL CAP         CAPITALIZATION
     INCOME              CLASS I             GROWTH               INCOME             GROWTH              GROWTH
    PORTFOLIO            SHARES             PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------        ------------        ------------
  $  1,249,728        $    334,015        $ 11,638,991        $  1,119,057        $  2,230,190        $  8,404,436


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

     1,249,728             334,015          11,638,991           1,119,057           2,230,190           8,404,436
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $  1,249,728        $    334,015        $ 11,638,991        $  1,119,057        $  2,230,190        $  8,404,436
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                     EMERGING
                                                               COMSTOCK               GROWTH            ENTERPRISE
                                          STRATEGIC           PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
                                           EQUITY              CLASS II              CLASS II            CLASS II
                                          PORTFOLIO             SHARES                SHARES              SHARES
                                        ------------         ------------         ------------         ------------
ASSETS:
  Investments at market value:          $ 10,454,166         $    495,477         $    118,010         $     45,933

  Receivables:
    Dividends ................                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

      Total Assets ...........            10,454,166              495,477              118,010               45,933
                                        ------------         ------------         ------------         ------------


LIABILITIES:

      Total Liabilities ......                    --                   --                   --                   --
                                        ------------         ------------         ------------         ------------

NET ASSETS:                             $ 10,454,166         $    495,477         $    118,010         $     45,933
                                        ============         ============         ============         ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

      SMITH                                                      DYNAMIC
     BARNEY               ASSET                                  CAPITAL
    SMALL CAP            MANAGER          CONTRAFUND(R)       APPRECIATION           MID CAP
     GROWTH            PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
  OPPORTUNITIES          SERVICE             SERVICE             SERVICE             SERVICE
    PORTFOLIO            CLASS 2             CLASS 2             CLASS 2             CLASS 2            COMBINED
  -------------       ------------        -------------       ------------        ------------        ------------
  $    305,978        $  4,806,304        $  3,952,812        $    172,787        $  4,156,872        $538,746,250


            --                  --                  --                  --                  --              12,656
  ------------        ------------        ------------        ------------        ------------        ------------

       305,978           4,806,304           3,952,812             172,787           4,156,872         538,758,906
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $    305,978        $  4,806,304        $  3,952,812        $    172,787        $  4,156,872        $538,758,906
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               HIGH
                                                         CAPITAL               YIELD             MANAGED             MONEY
                                                       APPRECIATION            BOND              ASSETS              MARKET
                                                           FUND                TRUST              TRUST            PORTFOLIO
                                                       ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $    538,978       $    541,746        $    155,258
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................             137,736              91,532            279,130             188,606
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............            (137,736)            447,446            262,616             (33,348)
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --               4,971            196,381                  --
    Realized gain (loss) on sale of investments            (627,934)             77,589           (163,893)                 --
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................            (627,934)             82,560             32,488                  --
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................           2,725,194              24,915          1,511,746                  --
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  1,959,524        $    554,921       $  1,806,850        $    (33,348)
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     AIM V.I.            GLOBAL                                                   CITISTREET          CITISTREET
      PREMIER            GROWTH              GROWTH           GROWTH-INCOME       DIVERSIFIED       INTERNATIONAL
      EQUITY             FUND -              FUND -              FUND -              BOND               STOCK
      FUND -             CLASS 2            CLASS 2              CLASS 2            FUND -              FUND -
     SERIES I            SHARES              SHARES              SHARES             CLASS I            CLASS I
  ------------        ------------        ------------        -------------      ------------       -------------
  $      1,062        $        230        $        420        $      3,594       $  2,981,777       $    508,009
  ------------        ------------        ------------        ------------       ------------       ------------


         2,475                 825                 998               1,501          1,047,262            444,976
  ------------        ------------        ------------        ------------       ------------       ------------

        (1,413)               (595)               (578)              2,093          1,934,515             63,033
  ------------        ------------        ------------        ------------       ------------       ------------



            --                  --                  --                  --                 --                 --
         1,541                  92                 341                  39            222,629           (192,093)
  ------------        ------------        ------------        ------------       ------------       ------------

         1,541                  92                 341                  39            222,629           (192,093)
  ------------        ------------        ------------        ------------       ------------       ------------


         9,706              17,537              23,716              27,879            807,214          5,025,312
  ------------        ------------        ------------        ------------       ------------       ------------



  $      9,834        $     17,034        $     23,479        $     30,011       $  2,964,358       $  4,896,252
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         CITISTREET         CITISTREET           CREDIT
                                                           LARGE               SMALL             SUISSE             DELAWARE
                                                          COMPANY             COMPANY             TRUST             VIP REIT
                                                           STOCK               STOCK            EMERGING            SERIES -
                                                           FUND -             FUND -             MARKETS            STANDARD
                                                          CLASS I             CLASS I           PORTFOLIO            CLASS
                                                       ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $    494,798        $     34,110       $      4,578        $     91,350
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................             693,725             370,323             19,639              57,207
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............            (198,927)           (336,213)           (15,061)             34,143
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --              94,651
    Realized gain (loss) on sale of investments            (194,393)             71,849            (17,547)            155,710
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................            (194,393)             71,849            (17,547)            250,361
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................           5,571,536           4,384,978            373,198           1,059,727
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  5,178,216        $  4,120,614       $    340,590        $  1,344,231
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    DELAWARE             DREYFUS                                                   TEMPLETON
       VIP                VIF -              DREYFUS              MUTUAL          DEVELOPING          TEMPLETON
    SMALL CAP          DEVELOPING             VIF -               SHARES            MARKETS            FOREIGN
      VALUE              LEADERS          APPRECIATION          SECURITIES        SECURITIES          SECURITIES
    SERIES -           PORTFOLIO -         PORTFOLIO -            FUND -            FUND -              FUND -
    STANDARD             INITIAL             INITIAL             CLASS 2            CLASS 2            CLASS 2
      CLASS              SHARES              SHARES               SHARES            SHARES              SHARES
  ------------        ------------        ------------        ------------       ------------       ------------
  $      9,723        $     22,700        $     75,095        $        352       $         --       $        138
  ------------        ------------        ------------        ------------       ------------       ------------


        59,990             137,835              57,078                 733                298                718
  ------------        ------------        ------------        ------------       ------------       ------------

       (50,267)           (115,135)             18,017                (381)              (298)              (580)
  ------------        ------------        ------------        ------------       ------------       ------------



        97,052                  --                  --                  --                 --                 --
       146,382            (174,137)            (48,158)                353                434                 32
  ------------        ------------        ------------        ------------       ------------       ------------

       243,434            (174,137)            (48,158)                353                434                 32
  ------------        ------------        ------------        ------------       ------------       ------------


       755,195           1,371,628             195,569              10,999             11,259             21,303
  ------------        ------------        ------------        ------------       ------------       ------------



  $    948,362        $  1,082,356        $    165,428        $     10,971       $     11,395       $     20,755
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        TEMPLETON
                                                          GROWTH                                 EQUITY
                                                        SECURITIES                                INDEX
                                                          FUND -                               PORTFOLIO -        FUNDAMENTAL
                                                         CLASS 2           APPRECIATION         CLASS II             VALUE
                                                          SHARES             PORTFOLIO           SHARES            PORTFOLIO
                                                       ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $     34,580       $    275,671        $     64,399
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................               1,636              35,249            243,567             115,371
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............              (1,636)               (669)            32,104             (50,972)
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --             227,577
    Realized gain (loss) on sale of investments                 338              22,960           (179,344)             83,864
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                 338              22,960           (179,344)            311,441
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              49,872             199,115          1,894,025             374,610
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     48,574        $    221,406       $  1,746,785        $    635,079
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         MID CAP            WORLDWIDE
    BALANCED             GROWTH              GROWTH               LAZARD            GROWTH
   PORTFOLIO -         PORTFOLIO -         PORTFOLIO -          RETIREMENT            AND              MID-CAP
     SERVICE             SERVICE             SERVICE            SMALL CAP           INCOME              VALUE
     SHARES              SHARES              SHARES             PORTFOLIO          PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        ------------       ------------       ------------
  $     36,105        $         --        $     48,209        $         --       $      2,348       $        581
  ------------        ------------        ------------        ------------       ------------       ------------


        19,762               1,869              65,715                 976                863                850
  ------------        ------------        ------------        ------------       ------------       ------------

        16,343              (1,869)            (17,506)               (976)             1,485               (269)
  ------------        ------------        ------------        ------------       ------------       ------------



            --                  --                  --                  --              2,387              2,962
        16,813               1,032            (336,826)                 48                 49              4,717
  ------------        ------------        ------------        ------------       ------------       ------------

        16,813               1,032            (336,826)                 48              2,436              7,679
  ------------        ------------        ------------        ------------       ------------       ------------


        80,053              28,093             511,632              26,694             24,343             21,897
  ------------        ------------        ------------        ------------       ------------       ------------



  $    113,209        $     27,256        $    157,300        $     25,766       $     28,264       $     29,307
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        OPPENHEIMER                             PUTNAM VT          PUTNAM VT
                                                            MAIN               TOTAL            DISCOVERY        INTERNATIONAL
                                                           STREET             RETURN             GROWTH              EQUITY
                                                         FUND/VA -          PORTFOLIO -          FUND -              FUND -
                                                          SERVICE         ADMINISTRATIVE        CLASS IB            CLASS IB
                                                           SHARES              CLASS             SHARES              SHARES
                                                       ------------        -------------      ------------       -------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $    128,106       $         --        $     13,075
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                 247              82,883                833              10,647
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............                (247)             45,223               (833)              2,428
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --             100,686                 --                  --
    Realized gain (loss) on sale of investments                   7              43,295                920              25,893
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................                   7             143,981                920              25,893
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................               4,054              58,618              4,114              97,744
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      3,814        $    247,822       $      4,201        $    126,065
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    PUTNAM VT
    SMALL CAP                                                                                           SMITH
      VALUE                                                     SMALL CAP            TOTAL              BARNEY
     FUND -              ALL CAP            INVESTORS             GROWTH            RETURN             DIVIDEND
    CLASS IB             FUND -              FUND -               FUND -            FUND -             STRATEGY
     SHARES              CLASS I             CLASS I             CLASS I            CLASS I           PORTFOLIO
  ------------        ------------        ------------        ------------       ------------       ------------
  $     12,317        $     72,167        $     60,494        $         --       $     11,447       $      2,746
  ------------        ------------        ------------        ------------       ------------       ------------


        47,515             160,517              49,398               6,434              7,993              3,201
  ------------        ------------        ------------        ------------       ------------       ------------

       (35,198)            (88,350)             11,096              (6,434)             3,454               (455)
  ------------        ------------        ------------        ------------       ------------       ------------



            --                  --                  --                  --             11,582                 --
        79,346              96,286              24,256               5,460             10,488                 52
  ------------        ------------        ------------        ------------       ------------       ------------

        79,346              96,286              24,256               5,460             22,070                 52
  ------------        ------------        ------------        ------------       ------------       ------------


       902,513             884,586             329,594              64,337             20,022              6,766
  ------------        ------------        ------------        ------------       ------------       ------------



  $    946,661        $    892,522        $    364,946        $     63,363       $     45,546       $      6,363
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          SMITH
                                                          BARNEY
                                                         PREMIER
                                                        SELECTIONS            STRONG                              DISCIPLINED
                                                         ALL CAP             MULTI CAP         CONVERTIBLE          MID CAP
                                                          GROWTH               VALUE           SECURITIES            STOCK
                                                        PORTFOLIO             FUND II           PORTFOLIO          PORTFOLIO
                                                       ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $         --       $      1,392        $     18,287
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................                 348               8,407                266              77,868
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............                (348)             (8,407)             1,126             (59,581)
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --             191,548
    Realized gain (loss) on sale of investments               1,142              16,126                251             121,278
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................               1,142              16,126                251             312,826
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................                 823              89,399              1,137             675,979
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $      1,617        $     97,118       $      2,514        $    929,224
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                    MERRILL
                                                                  LAZARD             LYNCH               MFS
     EQUITY             FEDERATED                             INTERNATIONAL        LARGE CAP           EMERGING
     INCOME               STOCK             LARGE CAP             STOCK              CORE               GROWTH
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO          PORTFOLIO
  ------------        ------------        ------------        -------------      ------------       ------------
  $    189,477        $     18,579        $     58,010        $     19,291       $      4,199       $         --
  ------------        ------------        ------------        ------------       ------------       ------------


       161,550              16,347              89,261              12,205              9,111                252
  ------------        ------------        ------------        ------------       ------------       ------------

        27,927               2,232             (31,251)              7,086             (4,912)              (252)
  ------------        ------------        ------------        ------------       ------------       ------------



       656,444                  --                  --                  --                 --                 --
       113,520               4,065            (258,372)             12,768            (72,353)              (311)
  ------------        ------------        ------------        ------------       ------------       ------------

       769,964               4,065            (258,372)             12,768            (72,353)              (311)
  ------------        ------------        ------------        ------------       ------------       ------------


       406,051             108,911             659,927             138,677            178,132              2,394
  ------------        ------------        ------------        ------------       ------------       ------------



  $  1,203,942        $    115,208        $    370,304        $    158,531       $    100,867       $      1,831
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                           MFS                                                       SOCIAL
                                                         MID CAP                MFS              PIONEER           AWARENESS
                                                          GROWTH               VALUE              FUND               STOCK
                                                        PORTFOLIO            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                       ------------        ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $      3,088       $     15,837        $     26,543
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................              51,759                 698             22,233              43,678
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............             (51,759)              2,390             (6,396)            (17,135)
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --               2,366                 --                  --
    Realized gain (loss) on sale of investments            (747,667)                559           (134,018)            (77,776)
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................            (747,667)              2,925           (134,018)            (77,776)
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................           1,316,699              12,295            304,607             270,090
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    517,273        $     17,610       $    164,193        $    175,179
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                          SB
                                                                                                      ADJUSTABLE
                                                                                                         RATE
    TRAVELERS             U.S.                 AIM                 MFS              PIONEER             INCOME
     QUALITY           GOVERNMENT            CAPITAL              TOTAL            STRATEGIC         PORTFOLIO -
      BOND             SECURITIES         APPRECIATION            RETURN            INCOME             CLASS I
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO          PORTFOLIO            SHARES
  ------------        ------------        ------------        ------------       ------------       ------------
  $    395,964        $    648,845        $        970        $    500,174       $     81,989       $      3,530
  ------------        ------------        ------------        ------------       ------------       ------------


       109,350             193,276               8,407             210,037             13,731              2,891
  ------------        ------------        ------------        ------------       ------------       ------------

       286,614             455,569              (7,437)            290,137             68,258                639
  ------------        ------------        ------------        ------------       ------------       ------------



            --              29,068                  --             510,080                 --                 --
         4,554             (10,169)             13,389              45,095             (4,351)               340
  ------------        ------------        ------------        ------------       ------------       ------------

         4,554              18,899              13,389             555,175             (4,351)               340
  ------------        ------------        ------------        ------------       ------------       ------------


      (119,842)            273,381              28,254             912,965             43,267             (1,063)
  ------------        ------------        ------------        ------------       ------------       ------------



  $    171,326        $    747,849        $     34,206        $  1,758,277       $    107,174       $        (84)
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                  SMITH              SMITH
                                                          SMITH                SMITH             BARNEY              BARNEY
                                                          BARNEY              BARNEY          INTERNATIONAL          LARGE
                                                        AGGRESSIVE             HIGH              ALL CAP         CAPITALIZATION
                                                          GROWTH              INCOME             GROWTH              GROWTH
                                                        PORTFOLIO            PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                       ------------        ------------       -------------      --------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $     89,436       $     19,269        $     30,158
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................             123,920              13,065             25,495             101,687
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............            (123,920)             76,371             (6,226)            (71,529)
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              43,007                  --                 --                  --
    Realized gain (loss) on sale of investments              47,691               1,589            (31,255)            (38,307)
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................              90,698               1,589            (31,255)            (38,307)
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             905,015              16,598            363,817               9,538
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    871,793        $     94,558       $    326,336        $   (100,298)
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                     SMITH
                                            EMERGING                                BARNEY              ASSET
                        COMSTOCK             GROWTH             ENTERPRISE         SMALL CAP           MANAGER
   STRATEGIC           PORTFOLIO -         PORTFOLIO -         PORTFOLIO -          GROWTH           PORTFOLIO -
    EQUITY              CLASS II            CLASS II             CLASS II        OPPORTUNITIES         SERVICE
   PORTFOLIO             SHARES              SHARES               SHARES           PORTFOLIO           CLASS 2
  ------------        ------------        ------------        ------------       -------------      ------------
  $    141,321        $        927        $         --        $         58       $        207       $    103,247
  ------------        ------------        ------------        ------------       ------------       ------------


       124,526               3,180               1,349                 547              3,357             53,015
  ------------        ------------        ------------        ------------       ------------       ------------

        16,795              (2,253)             (1,349)               (489)            (3,150)            50,232
  ------------        ------------        ------------        ------------       ------------       ------------



            --                  --                  --                  --              6,453                 --
      (868,035)              1,943                 728                  10             12,014              5,929
  ------------        ------------        ------------        ------------       ------------       ------------

      (868,035)              1,943                 728                  10             18,467              5,929
  ------------        ------------        ------------        ------------       ------------       ------------


     1,713,467              45,346               7,774               1,599             21,432            123,159
  ------------        ------------        ------------        ------------       ------------       ------------



  $    862,227        $     45,036        $      7,153        $      1,120       $     36,749       $    179,320
  ============        ============        ============        ============       ============       ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                             DYNAMIC
                                                                             CAPITAL
                                                      CONTRAFUND(R)        APPRECIATION          MID CAP
                                                       PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                         SERVICE             SERVICE             SERVICE
                                                         CLASS 2             CLASS 2             CLASS 2            COMBINED
                                                       -------------       ------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $      4,482        $         --       $         --        $  8,601,443
                                                       ------------        ------------       ------------        ------------

EXPENSES:
  Insurance charges ...........................              33,436               2,312             36,152           6,001,829
                                                       ------------        ------------       ------------        ------------

      Net investment income (loss) ............             (28,954)             (2,312)           (36,152)          2,599,614
                                                       ------------        ------------       ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                 --           2,177,215
    Realized gain (loss) on sale of investments              27,295                (992)            66,208          (2,588,622)
                                                       ------------        ------------       ------------        ------------

      Realized gain (loss) ....................              27,295                (992)            66,208            (411,407)
                                                       ------------        ------------       ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             427,159              (7,441)           673,426          39,114,265
                                                       ------------        ------------       ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $    425,500        $    (10,745)      $    703,482        $ 41,302,472
                                                       ============        ============       ============        ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                   CAPITAL APPRECIATION          HIGH YIELD BOND              MANAGED ASSETS
                                                            FUND                      TRUST                        TRUST
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $   (137,736) $   (122,016) $    447,446  $    425,192  $    262,616  $    272,218
  Realized gain (loss) ......................      (627,934)   (1,206,327)       82,560        13,643        32,488      (496,617)
  Change in unrealized gain (loss)
    on investments ..........................     2,725,194     3,592,429        24,915     1,022,264     1,511,746     3,725,896
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............     1,959,524     2,264,086       554,921     1,461,099     1,806,850     3,501,497
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       662,719       950,417       663,918       705,582     2,222,525     1,537,202
  Participant transfers from other
    funding options .........................       289,822       378,761       774,345     1,199,898     1,005,858     1,644,140
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (527,634)     (678,228)     (356,513)     (333,571)   (1,649,542)   (1,117,709)
  Participant transfers to other
    funding options .........................    (1,101,417)   (1,247,685)     (663,134)     (640,385)     (737,193)   (1,221,617)
  Other payments to participants ............            --       (76,069)      (48,421)      (22,655)      (67,527)      (73,362)
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (676,510)     (672,804)      370,195       908,869       774,121       768,654
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...     1,283,014     1,591,282       925,116     2,369,968     2,580,971     4,270,151


NET ASSETS:
    Beginning of year .......................    11,430,227     9,838,945     7,321,066     4,951,098    21,209,451    16,939,300
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $ 12,713,241  $ 11,430,227  $  8,246,182  $  7,321,066  $ 23,790,422  $ 21,209,451
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       MONEY MARKET             AIM V.I. PREMIER           GLOBAL GROWTH FUND -
                                                         PORTFOLIO           EQUITY FUND - SERIES I           CLASS 2 SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $    (33,348) $    (86,873) $     (1,413) $     (1,191) $       (595) $         --
  Realized gain (loss) ......................            --            --         1,541        (9,404)           92            --
  Change in unrealized gain (loss)
    on investments ..........................            --            --         9,706        45,333        17,537            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       (33,348)      (86,873)        9,834        34,738        17,034            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     2,280,148     3,342,976           365        56,365        54,735            --
  Participant transfers from other
    funding options .........................     2,989,203    11,247,666         7,622       134,856       130,055            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................    (2,369,442)   (3,078,638)      (25,161)       (9,710)       (2,228)           --
  Participant transfers to other
    funding options .........................    (6,130,219)  (16,050,511)       (8,352)     (140,454)           --            --
  Other payments to participants ............      (157,769)     (147,739)           --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......    (3,388,079)   (4,686,246)      (25,526)       41,057       182,562            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...    (3,421,427)   (4,773,119)      (15,692)       75,795       199,596            --


NET ASSETS:
    Beginning of year .......................    17,830,601    22,603,720       245,846       170,051            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $ 14,409,174  $ 17,830,601  $    230,154  $    245,846  $    199,596  $         --
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                        CITISTREET                     CITISTREET
        GROWTH FUND -              GROWTH-INCOME FUND -              DIVERSIFIED BOND              INTERNATIONAL STOCK
       CLASS 2 SHARES                 CLASS 2 SHARES                  FUND - CLASS I                 FUND - CLASS I
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$       (578)   $         --   $      2,093    $         --   $  1,934,515    $  2,155,087    $     63,033    $   (114,282)
         341              --             39              --        222,629         673,453        (192,093)     (2,166,432)

      23,716              --         27,879              --        807,214         354,496       5,025,312       9,849,643
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      23,479              --         30,011              --      2,964,358       3,183,036       4,896,252       7,568,929
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      80,060              --        229,672              --     20,396,550      12,302,700       8,098,025       4,198,700

     246,158              --        266,278              --      6,556,514       3,700,524         973,235       6,829,896
          --              --             --              --       (502,316)       (425,332)       (220,679)       (174,016)
      (2,082)             --         (1,144)             --     (6,834,462)     (5,478,510)     (2,715,533)     (2,046,865)

     (11,966)             --         (7,229)             --     (4,061,902)     (9,475,743)     (3,390,742)     (7,597,345)
          --              --             --              --       (353,600)       (197,548)       (177,912)        (67,235)
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     312,170              --        487,577              --     15,200,784         426,091       2,566,394       1,143,135
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     335,649              --        517,588              --     18,165,142       3,609,127       7,462,646       8,712,064



          --              --             --              --     75,590,093      71,980,966      33,839,024      25,126,960
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    335,649    $         --   $    517,588    $         --   $ 93,755,235    $ 75,590,093    $ 41,301,670    $ 33,839,024
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                        CITISTREET                CITISTREET                  CREDIT SUISSE
                                                    LARGE COMPANY STOCK       SMALL COMPANY STOCK            TRUST EMERGING
                                                       FUND - CLASS I           FUND - CLASS I              MARKETS PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $   (198,927) $   (212,741) $   (336,213) $   (241,407) $    (15,061) $    (14,647)
  Realized gain (loss) ......................      (194,393)     (585,669)       71,849      (361,095)      (17,547)      (77,052)
  Change in unrealized gain (loss)
    on investments ..........................     5,571,536    11,125,809     4,384,978     8,572,157       373,198       517,022
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............     5,178,216    10,327,399     4,120,614     7,969,655       340,590       425,323
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............    13,007,699     6,542,302     6,025,556     2,837,304           543        16,605
  Participant transfers from other
    funding options .........................     2,216,889     4,927,965     1,188,922     3,907,767       205,345       112,629
  Administrative and asset allocation charges      (360,962)     (274,016)     (164,261)     (122,013)           --            --
  Contract surrenders .......................    (4,188,426)   (3,178,956)   (2,263,711)   (1,758,000)      (70,374)      (53,267)
  Participant transfers to other
    funding options .........................    (2,364,094)   (1,548,181)   (2,927,691)   (1,326,926)     (152,982)      (93,276)
  Other payments to participants ............      (282,706)      (85,449)     (165,960)      (34,913)       (5,473)           --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     8,028,400     6,383,665     1,692,855     3,503,219       (22,941)      (17,309)
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...    13,206,616    16,711,064     5,813,469    11,472,874       317,649       408,014


NET ASSETS:
    Beginning of year .......................    51,611,862    34,900,798    28,529,657    17,056,783     1,526,539     1,118,525
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $ 64,818,478  $ 51,611,862  $ 34,343,126  $ 28,529,657  $  1,844,188  $  1,526,539
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        DELAWARE VIP                   DELAWARE VIP                   DREYFUS VIF -                   DREYFUS VIF-
        REIT SERIES -                 SMALL CAP VALUE               DEVELOPING LEADERS          APPRECIATION PORTFOLIO -
        STANDARD CLASS            SERIES - STANDARD CLASS       PORTFOLIO - INITIAL SHARES           INITIAL SHARES
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     34,143    $     40,213   $    (50,267)   $    (29,876)  $   (115,135)   $   (109,161)   $     18,017    $      8,738
     250,361          67,818        243,434          83,337       (174,137)       (501,684)        (48,158)       (170,251)

   1,059,727         783,012        755,195       1,176,263      1,371,628       3,077,076         195,569         979,678
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


   1,344,231         891,043        948,362       1,229,724      1,082,356       2,466,231         165,428         818,165
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     753,678         433,360        426,304         429,245        587,008         623,124          78,877         301,243

   1,155,087         484,507        501,939         698,826        381,343         538,650          43,364         251,884
          --              --             --              --             --              --              --              --
    (289,576)       (258,095)      (322,101)       (157,513)      (485,134)       (473,768)       (427,867)       (320,537)

    (636,450)       (299,430)      (383,724)       (571,200)      (583,288)       (592,570)       (317,530)       (347,284)
      (5,656)             --         (6,303)             --         19,672          (4,849)           (160)        (50,796)
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     977,083         360,342        216,115         399,358        (80,399)         90,587        (623,316)       (165,490)
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

   2,321,314       1,251,385      1,164,477       1,629,082      1,001,957       2,556,818        (457,888)        652,675



   3,871,896       2,620,511      4,499,240       2,870,158     10,907,648       8,350,830       4,971,122       4,318,447
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  6,193,210    $  3,871,896   $  5,663,717    $  4,499,240   $ 11,909,605    $ 10,907,648    $  4,513,234    $  4,971,122
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                    TEMPLETON
                                                      MUTUAL SHARES            DEVELOPING MARKETS               TEMPLETON
                                                    SECURITIES FUND -           SECURITIES FUND -          FOREIGN SECURITIES
                                                      CLASS 2 SHARES              CLASS 2 SHARES          FUND - CLASS 2 SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $       (381) $        (87) $       (298) $         --  $       (580) $         --
  Realized gain (loss) ......................           353             3           434            --            32            --
  Change in unrealized gain (loss)
    on investments ..........................        10,999         2,771        11,259            --        21,303            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............        10,971         2,687        11,395            --        20,755            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        77,783        18,798        31,837            --       174,116            --
  Participant transfers from other
    funding options .........................        27,145         8,367        20,419            --        74,147            --
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................        (3,984)           --          (450)           --            --            --
  Participant transfers to other
    funding options .........................            --            --        (2,094)           --       (12,085)           --
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       100,944        27,165        49,712            --       236,178            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...       111,915        29,852        61,107            --       256,933            --


NET ASSETS:
    Beginning of year .......................        29,852            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    141,767  $     29,852  $     61,107  $         --  $    256,933  $         --
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          TEMPLETON                                                    EQUITY INDEX
      GROWTH SECURITIES                                                PORTFOLIO -                  FUNDAMENTAL VALUE
    FUND - CLASS 2 SHARES         APPRECIATION PORTFOLIO             CLASS II SHARES                    PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (1,636)   $         --   $       (669)   $     (8,547)  $     32,104    $    (28,026)   $    (50,972)   $    (36,553)
         338              --         22,960            (813)      (179,344)       (510,854)        311,441         (16,384)

      49,872              --        199,115         446,255      1,894,025       4,517,001         374,610       2,258,558
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      48,574              --        221,406         436,895      1,746,785       3,978,121         635,079       2,205,621
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     502,618              --        609,312         495,073      1,913,611       1,964,545       1,077,615       1,087,131

     112,540              --         77,724         380,232        589,900         792,592         350,460         480,875
          --              --             --              --             --              --              --              --
      (8,435)             --       (150,116)        (80,778)    (1,427,355)       (825,344)       (482,935)       (288,747)

          --              --        (69,985)         (5,874)    (1,091,615)       (873,613)       (192,781)       (143,795)
          --              --             --              --        (62,070)        (38,919)        (17,820)             --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     606,723              --        466,935         788,653        (77,529)      1,019,261         734,539       1,135,464
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     655,297              --        688,341       1,225,548      1,669,256       4,997,382       1,369,618       3,341,085



          --              --      2,640,675       1,415,127     19,501,086      14,503,704       8,710,078       5,368,993
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    655,297    $         --   $  3,329,016    $  2,640,675   $ 21,170,342    $ 19,501,086    $ 10,079,696    $  8,710,078
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                 MID CAP GROWTH              WORLDWIDE GROWTH
                                                   BALANCED PORTFOLIO -            PORTFOLIO -                  PORTFOLIO -
                                                      SERVICE SHARES             SERVICE SHARES               SERVICE SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     16,343  $      9,600  $     (1,869) $       (793) $    (17,506) $    (19,559)
  Realized gain (loss) ......................        16,813        (5,771)        1,032          (869)     (336,826)     (558,103)
  Change in unrealized gain (loss)
    on investments ..........................        80,053       167,084        28,093        19,621       511,632     1,611,027
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       113,209       170,913        27,256        17,959       157,300     1,033,365
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        91,329       211,039        42,044            --       249,494       392,127
  Participant transfers from other
    funding options .........................       100,611       171,362        37,356        36,251        67,619        45,638
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (119,553)      (26,229)           --        (5,312)     (233,197)     (304,716)
  Participant transfers to other
    funding options .........................       (76,639)     (167,895)      (16,200)       (2,232)     (505,908)     (461,246)
  Other payments to participants ............       (18,064)           --            --            --            --       (26,610)
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       (22,316)      188,277        63,200        28,707      (421,992)     (354,807)
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        90,893       359,190        90,456        46,666      (264,692)      678,558


NET ASSETS:
    Beginning of year .......................     1,571,964     1,212,774        93,515        46,849     5,615,100     4,936,542
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  1,662,857  $  1,571,964  $    183,971  $     93,515  $  5,350,408  $  5,615,100
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                      OPPENHEIMER
      LAZARD RETIREMENT             GROWTH AND INCOME                 MID-CAP VALUE               MAIN STREET FUND/VA -
     SMALL CAP PORTFOLIO                 PORTFOLIO                      PORTFOLIO                    SERVICE SHARES
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$       (976)   $         --   $      1,485    $         --   $       (269)   $         --    $       (247)   $         --
          48              --          2,436              --          7,679              --               7              --

      26,694              --         24,343              --         21,897              --           4,054              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      25,766              --         28,264              --         29,307              --           3,814              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      92,344              --        181,541              --        107,778              --          63,820              --

     141,650              --         87,582              --        193,261              --          12,704              --
          --              --             --              --             --              --              --              --
          --              --             --              --         (5,406)             --              --              --

          --              --             --              --        (69,972)             --              --              --
          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     233,994              --        269,123              --        225,661              --          76,524              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     259,760              --        297,387              --        254,968              --          80,338              --



          --              --             --              --             --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    259,760    $         --   $    297,387    $         --   $    254,968    $         --    $     80,338    $         --
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       TOTAL RETURN                 PUTNAM VT                   PUTNAM VT
                                                        PORTFOLIO -          DISCOVERY GROWTH FUND -       INTERNATIONAL EQUITY
                                                   ADMINISTRATIVE CLASS          CLASS IB SHARES          FUND - CLASS IB SHARES
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     45,223  $    112,774  $       (833) $       (911) $      2,428  $     (2,619)
  Realized gain (loss) ......................       143,981        86,487           920         3,929        25,893        34,695
  Change in unrealized gain (loss)
    on investments ..........................        58,618        38,329         4,114        18,292        97,744       161,955
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       247,822       237,590         4,201        21,310       126,065       194,031
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       623,620     1,854,883            --         2,979        61,475        91,407
  Participant transfers from other
    funding options .........................       969,679     1,211,510            --        14,850        94,897     1,175,589
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (546,133)     (392,686)           --            --       (61,209)      (23,080)
  Participant transfers to other
    funding options .........................    (1,174,857)   (1,577,229)       (4,695)      (29,274)      (76,206)   (1,138,462)
  Other payments to participants ............       (51,507)           --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (179,198)    1,096,478        (4,695)      (11,445)       18,957       105,454
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        68,624     1,334,068          (494)        9,865       145,022       299,485


NET ASSETS:
    Beginning of year .......................     6,905,875     5,571,807        72,727        62,862       843,337       543,852
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  6,974,499  $  6,905,875  $     72,233  $     72,727  $    988,359  $    843,337
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          PUTNAM VT
       SMALL CAP VALUE                   ALL CAP                     INVESTORS FUND -                SMALL CAP GROWTH
   FUND - CLASS IB SHARES             FUND - CLASS I                     CLASS I                      FUND - CLASS I
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$    (35,198)   $    (19,956)  $    (88,350)   $    (95,644)  $     11,096    $      6,986    $     (6,434)   $     (3,234)
      79,346         (12,732)        96,286        (125,276)        24,256         (50,241)          5,460          (3,085)

     902,513         969,686        884,586       3,462,947        329,594         965,318          64,337         107,788
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     946,661         936,998        892,522       3,242,027        364,946         922,063          63,363         101,469
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     565,060         370,127      1,234,173         878,794        546,077         174,994          78,986          43,165

   1,147,713         398,031        763,643         467,688         54,610         175,645         247,096          96,046
          --              --             --              --             --              --              --              --
    (192,703)       (110,644)      (591,018)       (650,131)      (296,378)       (280,653)        (22,699)         (4,080)

    (226,581)       (525,344)      (591,328)       (292,150)      (237,818)       (101,374)       (126,843)        (49,097)
      43,345              --        (49,960)        (18,499)            --              --              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


   1,336,834         132,170        765,510         385,702         66,491         (31,388)        176,540          86,034
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

   2,283,495       1,069,168      1,658,032       3,627,729        431,437         890,675         239,903         187,503



   2,996,799       1,927,631     12,193,553       8,565,824      3,906,833       3,016,158         386,348         198,845
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  5,280,294    $  2,996,799   $ 13,851,585    $ 12,193,553   $  4,338,270    $  3,906,833    $    626,251    $    386,348
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                              SMITH BARNEY
                                                                                   SMITH BARNEY            PREMIER SELECTIONS
                                                      TOTAL RETURN               DIVIDEND STRATEGY           ALL CAP GROWTH
                                                      FUND - CLASS I                 PORTFOLIO                  PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $      3,454  $      2,811  $       (455) $       (667) $       (348) $       (196)
  Realized gain (loss) ......................        22,070           508            52          (603)        1,142        (1,131)
  Change in unrealized gain (loss)
    on investments ..........................        20,022        69,322         6,766        28,276           823         5,204
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............        45,546        72,641         6,363        27,006         1,617         3,877
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        95,125       100,505        17,549        98,969         7,672            --
  Participant transfers from other
    funding options .........................        29,970        45,005        57,096         9,933        29,449        29,054
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................       (63,689)      (23,887)         (654)       (5,509)           --            --
  Participant transfers to other
    funding options .........................       (77,451)      (59,338)         (117)           --       (21,993)      (17,861)
  Other payments to participants ............            --            --           (12)           --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       (16,045)       62,285        73,862       103,393        15,128        11,193
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        29,501       134,926        80,225       130,399        16,745        15,070


NET ASSETS:
    Beginning of year .......................       601,079       466,153       214,486        84,087        24,147         9,077
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    630,580  $    601,079  $    294,711  $    214,486  $     40,892  $     24,147
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

      STRONG MULTI CAP            CONVERTIBLE SECURITIES            DISCIPLINED MID CAP              EQUITY INCOME
        VALUE FUND II                    PORTFOLIO                    STOCK PORTFOLIO                  PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (8,407)   $     (6,614)  $      1,126    $         --   $    (59,581)   $    (46,425)   $     27,927    $    (20,731)
      16,126         (25,006)           251              --        312,826         (73,306)        769,964         (16,355)

      89,399         214,851          1,137              --        675,979       1,588,253         406,051       2,737,897
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      97,118         183,231          2,514              --        929,224       1,468,522       1,203,942       2,700,811
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       6,885              --         38,587              --        589,383         618,262       1,768,642       1,614,642

      66,523          40,235         64,802              --        293,626         360,470       1,122,235       1,020,323
          --              --             --              --             --              --              --              --
     (60,959)        (28,417)          (393)             --       (452,608)       (411,550)       (652,008)       (676,196)

     (65,588)        (80,358)       (38,805)             --       (464,411)       (447,652)       (820,060)       (593,224)
     (20,064)             --             --              --             --              --         (34,133)        (57,508)
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     (73,203)        (68,540)        64,191              --        (34,010)        119,530       1,384,676       1,308,037
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

      23,915         114,691         66,705              --        895,214       1,588,052       2,588,618       4,008,848



     683,510         568,819             --              --      6,128,890       4,540,838      12,493,102       8,484,254
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    707,425    $    683,510   $     66,705    $         --   $  7,024,104    $  6,128,890    $ 15,081,720    $ 12,493,102
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      FEDERATED STOCK                LARGE CAP            LAZARD INTERNATIONAL
                                                         PORTFOLIO                   PORTFOLIO               STOCK PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $      2,232  $      3,329  $    (31,251) $    (54,798) $      7,086  $      4,921
  Realized gain (loss) ......................         4,065       (13,285)     (258,372)     (454,095)       12,768         1,694
  Change in unrealized gain (loss)
    on investments ..........................       108,911       292,108       659,927     1,918,749       138,677       137,403
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       115,208       282,152       370,304     1,409,856       158,531       144,018
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............         3,627         3,175       149,968       434,089       182,285        65,679
  Participant transfers from other
    funding options .........................        34,825        75,125       326,118       196,481       393,122        94,038
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (101,716)      (23,102)     (390,324)     (480,663)      (59,280)      (38,043)
  Participant transfers to other
    funding options .........................       (71,710)      (73,414)     (388,211)     (282,247)      (57,945)       (5,668)
  Other payments to participants ............            --            --            --       (31,762)          (64)          (57)
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (134,974)      (18,216)     (302,449)     (164,102)      458,118       115,949
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...       (19,766)      263,936        67,855     1,245,754       616,649       259,967


NET ASSETS:
    Beginning of year .......................     1,358,906     1,094,970     7,372,360     6,126,606       727,155       467,188
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  1,339,140  $  1,358,906  $  7,440,215  $  7,372,360  $  1,343,804  $    727,155
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        MERRILL LYNCH
       LARGE CAP CORE                  MFS EMERGING                    MFS MID CAP                     MFS VALUE
          PORTFOLIO                  GROWTH PORTFOLIO                GROWTH PORTFOLIO                  PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (4,912)   $     (3,279)  $       (252)   $       (249)  $    (51,759)   $    (45,562)   $      2,390    $         --
     (72,353)        (49,227)          (311)            (43)      (747,667)     (1,025,297)          2,925              --

     178,132         167,456          2,394           5,145      1,316,699       2,197,716          12,295              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     100,867         114,950          1,831           4,853        517,273       1,126,857          17,610              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


       8,543          19,592         25,694              --        124,095         178,080         138,796              --

     136,042          53,929          3,322              --        284,434         493,656         131,168              --
          --              --             --              --             --              --              --              --
     (34,377)        (27,636)        (8,518)             --       (293,561)       (150,748)         (1,410)             --

    (116,317)        (31,545)          (123)             --       (566,235)       (583,047)        (10,975)             --
          --              --             --              --         (7,592)        (11,671)             --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      (6,109)         14,340         20,375              --       (458,859)        (73,730)        257,579              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

      94,758         129,290         22,206           4,853         58,414       1,053,127         275,189              --



     718,284         588,994         22,470          17,617      4,360,384       3,307,257              --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$    813,042    $    718,284   $     44,676    $     22,470   $  4,418,798    $  4,360,384    $    275,189    $         --
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                       PIONEER FUND              SOCIAL AWARENESS          TRAVELERS QUALITY
                                                         PORTFOLIO                STOCK PORTFOLIO            BOND PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     (6,396) $      3,582  $    (17,135) $    (21,351) $    286,614  $    332,018
  Realized gain (loss) ......................      (134,018)     (205,026)      (77,776)     (136,915)        4,554        58,243
  Change in unrealized gain (loss)
    on investments ..........................       304,607       563,175       270,090       953,316      (119,842)       94,486
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............       164,193       361,731       175,179       795,050       171,326       484,747
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        28,755        37,284       310,570       222,041       917,241     1,531,285
  Participant transfers from other
    funding options .........................         3,465        16,748        22,263        49,628       451,673     1,248,323
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................      (152,316)     (136,500)     (236,268)      (98,193)     (871,670)     (786,090)
  Participant transfers to other
    funding options .........................      (129,170)     (106,271)     (244,713)     (246,755)   (1,506,201)   (1,394,415)
  Other payments to participants ............       (11,832)      (34,393)      (13,376)           --       (12,729)       (1,816)
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......      (261,098)     (223,132)     (161,524)      (73,279)   (1,021,686)      597,287
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...       (96,905)      138,599        13,655       721,771      (850,360)    1,082,034


NET ASSETS:
    Beginning of year .......................     1,921,585     1,782,986     3,699,602     2,977,831     9,223,810     8,141,776
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $  1,824,680  $  1,921,585  $  3,713,257  $  3,699,602  $  8,373,450  $  9,223,810
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       U.S. GOVERNMENT                 AIM CAPITAL                   MFS TOTAL RETURN               PIONEER STRATEGIC
    SECURITIES PORTFOLIO          APPRECIATION PORTFOLIO                PORTFOLIO                    INCOME PORTFOLIO
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$    455,569    $    659,041   $     (7,437)   $     (7,100)  $    290,137    $    167,815    $     68,258    $     81,062
      18,899         436,954         13,389          20,316        555,175        (141,051)         (4,351)        (26,639)

     273,381        (837,442)        28,254         128,983        912,965       2,054,221          43,267         110,505
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     747,849         258,553         34,206         142,199      1,758,277       2,080,985         107,174         164,928
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     851,703       3,307,866         77,563          12,283      2,093,726       1,860,935          54,226          67,502

     311,541       1,734,107         53,968         211,762      1,440,987       1,328,467         117,292         337,320
          --              --             --              --             --              --              --              --
  (1,495,953)     (1,247,188)       (14,355)        (38,718)    (1,293,201)       (948,485)        (23,682)        (39,048)

  (3,087,983)     (4,682,865)       (72,868)       (198,366)      (555,783)       (869,766)        (75,489)       (283,973)
     (40,607)        (31,442)       (10,605)         (3,616)       (74,156)         (2,934)        (22,405)         (4,090)
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


  (3,461,299)       (919,522)        33,703         (16,655)     1,611,573       1,368,217          49,942          77,711
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

  (2,713,450)       (660,969)        67,909         125,544      3,369,850       3,449,202         157,116         242,639



  17,558,714      18,219,683        669,160         543,616     16,189,772      12,740,570       1,092,612         849,973
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$ 14,845,264    $ 17,558,714   $    737,069    $    669,160   $ 19,559,622    $ 16,189,772    $  1,249,728    $  1,092,612
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                    SB ADJUSTABLE RATE            SMITH BARNEY                SMITH BARNEY
                                                     INCOME PORTFOLIO -         AGGRESSIVE GROWTH              HIGH INCOME
                                                       CLASS I SHARES               PORTFOLIO                   PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $        639  $         12  $   (123,920) $    (77,921) $     76,371  $     58,096
  Realized gain (loss) ......................           340            --        90,698       (54,152)        1,589       (18,720)
  Change in unrealized gain (loss)
    on investments ..........................        (1,063)          (24)      905,015     1,947,431        16,598       109,116
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............           (84)          (12)      871,793     1,815,358        94,558       148,492
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............       288,560        30,208     2,143,675     1,635,304        58,239       135,537
  Participant transfers from other
    funding options .........................        96,919        22,455       878,754     1,415,376       140,696       545,429
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................       (15,715)         (161)     (443,124)     (261,750)      (40,510)      (78,844)
  Participant transfers to other
    funding options .........................       (60,234)      (27,921)     (642,759)     (413,623)      (85,620)     (129,947)
  Other payments to participants ............            --            --        14,097            --       (13,435)           --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......       309,530        24,581     1,950,643     2,375,307        59,370       472,175
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...       309,446        24,569     2,822,436     4,190,665       153,928       620,667


NET ASSETS:
    Beginning of year .......................        24,569            --     8,816,555     4,625,890       965,129       344,462
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    334,015  $     24,569  $ 11,638,991  $  8,816,555  $  1,119,057  $    965,129
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        SMITH BARNEY                   SMITH BARNEY
    INTERNATIONAL ALL CAP          LARGE CAPITALIZATION             STRATEGIC EQUITY              COMSTOCK PORTFOLIO -
       GROWTH PORTFOLIO              GROWTH PORTFOLIO                   PORTFOLIO                    CLASS II SHARES
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     (6,226)   $     (3,387)  $    (71,529)   $    (68,394)  $     16,795    $   (114,680)   $     (2,253)   $       (132)
     (31,255)       (662,752)       (38,307)       (158,812)      (868,035)     (1,120,688)          1,943              37

     363,817       1,110,926          9,538       2,376,223      1,713,467       3,784,552          45,346           5,951
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     326,336         444,787       (100,298)      2,149,017        862,227       2,549,184          45,036           5,856
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


      95,003          23,645      1,028,913       1,030,078        292,953         135,810          95,148          55,821

      12,717       1,077,040        803,854       1,134,903         85,627         187,261         369,609          14,327
          --              --             --              --             --              --              --              --
    (109,899)        (70,279)      (497,460)       (459,393)      (557,639)       (500,829)         (4,614)         (1,867)

    (169,156)     (1,189,184)      (743,350)       (251,838)      (796,596)       (430,875)        (83,839)             --
      (3,358)             --           (755)        (71,741)       (56,134)        (45,291)             --              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


    (174,693)       (158,778)       591,202       1,382,009     (1,031,789)       (653,924)        376,304          68,281
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     151,643         286,009        490,904       3,531,026       (169,562)      1,895,260         421,340          74,137



   2,078,547       1,792,538      7,913,532       4,382,506     10,623,728       8,728,468          74,137              --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  2,230,190    $  2,078,547   $  8,404,436    $  7,913,532   $ 10,454,166    $ 10,623,728    $    495,477    $     74,137
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                      EMERGING GROWTH                                         SMITH BARNEY
                                                        PORTFOLIO -           ENTERPRISE PORTFOLIO -        SMALL CAP GROWTH
                                                      CLASS II SHARES             CLASS II SHARES        OPPORTUNITIES PORTFOLIO
                                               --------------------------  --------------------------  --------------------------
                                                    2004          2003          2004          2003          2004          2003
                                                    ----          ----          ----          ----          ----          ----
OPERATIONS:
  Net investment income (loss) ..............  $     (1,349) $     (1,156) $       (489) $       (186) $     (3,150) $     (1,308)
  Realized gain (loss) ......................           728       (12,444)           10           (22)       18,467        (3,410)
  Change in unrealized gain (loss)
    on investments ..........................         7,774        34,992         1,599         4,247        21,432        41,775
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from operations .............         7,153        21,392         1,120         4,039        36,749        37,057
                                               ------------  ------------  ------------  ------------  ------------  ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............        14,586            --            --            --       105,528        31,523
  Participant transfers from other
    funding options .........................         4,040        48,935            --        32,624       114,547        91,902
  Administrative and asset allocation charges            --            --            --            --            --            --
  Contract surrenders .......................        (6,723)      (40,719)           --            --       (21,849)       (2,503)
  Participant transfers to other
    funding options .........................          (113)      (32,007)         (117)           --      (103,155)      (63,431)
  Other payments to participants ............            --            --            --            --            --            --
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......        11,790       (23,791)         (117)       32,624        95,071        57,491
                                               ------------  ------------  ------------  ------------  ------------  ------------

    Net increase (decrease) in net assets ...        18,943        (2,399)        1,003        36,663       131,820        94,548


NET ASSETS:
    Beginning of year .......................        99,067       101,466        44,930         8,267       174,158        79,610
                                               ------------  ------------  ------------  ------------  ------------  ------------
    End of year .............................  $    118,010  $     99,067  $     45,933  $     44,930  $    305,978  $    174,158
                                               ============  ============  ============  ============  ============  ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        ASSET MANAGER                                              DYNAMIC CAPITAL
         PORTFOLIO -             CONTRAFUND(R) PORTFOLIO -      APPRECIATION PORTFOLIO -          MID CAP PORTFOLIO -
       SERVICE CLASS 2                SERVICE CLASS 2               SERVICE CLASS 2                 SERVICE CLASS 2
----------------------------   ----------------------------   ----------------------------    ----------------------------
     2004            2003           2004            2003           2004            2003            2004            2003
     ----            ----           ----            ----           ----            ----            ----            ----
$     50,232    $     70,024   $    (28,954)   $    (13,407)  $     (2,312)   $     (1,505)   $    (36,152)   $    (15,081)
       5,929         (29,834)        27,295          13,012           (992)          5,667          66,208           5,279

     123,159         502,892        427,159         373,986         (7,441)         25,738         673,426         540,630
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     179,320         543,082        425,500         373,591        (10,745)         29,900         703,482         530,828
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     859,268         727,794        942,143         362,418         49,645          34,576         628,682         113,311

      99,147         138,112        866,946         337,071         60,306          60,981       1,166,926         429,133
          --              --             --              --             --              --              --              --
    (240,934)       (230,283)       (77,495)       (178,774)       (11,698)         (4,739)       (122,902)        (36,822)

    (147,652)       (178,061)      (121,721)       (116,917)       (74,200)        (70,992)       (319,970)        (95,195)
          --              --             --              --             --              --          (6,245)             --
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------


     569,829         457,562      1,609,873         403,798         24,053          19,826       1,346,491         410,427
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------

     749,149       1,000,644      2,035,373         777,389         13,308          49,726       2,049,973         941,255



   4,057,155       3,056,511      1,917,439       1,140,050        159,479         109,753       2,106,899       1,165,644
------------    ------------   ------------    ------------   ------------    ------------    ------------    ------------
$  4,806,304    $  4,057,155   $  3,952,812    $  1,917,439   $    172,787    $    159,479    $  4,156,872    $  2,106,899
============    ============   ============    ============   ============    ============    ============    ============


                        See Notes to Financial Statements

                       THE TRAVELERS SEPARATE ACCOUNT SIX
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                           COMBINED
                                                -----------------------------
                                                     2004             2003
                                                     ----             ----
OPERATIONS:
  Net investment income (loss) ..............   $  2,599,614     $  2,761,267
  Realized gain (loss) ......................       (411,407)      (9,582,397)
  Change in unrealized gain (loss)
    on investments ..........................     39,114,265       82,855,769
                                                ------------     ------------

    Net increase (decrease) in net assets
      resulting from operations .............     41,302,472       76,034,639
                                                ------------     ------------

UNIT TRANSACTIONS:
  Participant purchase payments .............     77,985,993       56,350,401
  Participant transfers from other
    funding options .........................     34,176,744       54,392,798
  Administrative and asset allocation charges     (1,248,218)        (995,377)
  Contract surrenders .......................    (35,030,005)     (28,962,703)
  Participant transfers to other
    funding options .........................    (39,674,150)     (59,476,948)
  Other payments to participants ............     (1,721,296)      (1,140,964)
                                                ------------     ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ......     34,489,068       20,167,207
                                                ------------     ------------

    Net increase (decrease) in net assets ...     75,791,540       96,201,846


NET ASSETS:
    Beginning of year .......................    462,967,366      366,765,520
                                                ------------     ------------
    End of year .............................   $538,758,906     $462,967,366
                                                ============     ============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account Six for Variable Annuities ("Separate Account Six") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account Six is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account Six is comprised of the Travelers Retirement Account Annuity product.

Participant purchase payments applied to Separate Account Six are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account Six were:

   Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
     Company
   High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The
     Company
   AIM Variable Insurance Funds, Inc., Delaware business trust
       AIM V.I. Premier Equity Fund - Series I **
   American Funds Insurance Series, Massachusetts business trust
       Global Growth Fund - Class 2 Shares
       Growth Fund - Class 2 Shares
       Growth-Income Fund - Class 2 Shares
   CitiStreet Funds, Inc., Massachusetts business trust, Affiliate of The
     Company
       CitiStreet Diversified Bond Fund - Class I
       CitiStreet International Stock Fund - Class I
       CitiStreet Large Company Stock Fund - Class I
       CitiStreet Small Company Stock Fund - Class I
   Credit Suisse Trust, Massachusetts business trust
       Credit Suisse Trust Emerging Markets Portfolio
   Delaware VIP Trust, Maryland business trust
       Delaware VIP REIT Series - Standard Class
       Delaware VIP Small Cap Value Series - Standard Class
   Dreyfus Variable Investment Fund, Maryland business trust
       Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
         Shares
       Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial
         Shares
   Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
       Mutual Shares Securities Fund - Class 2 Shares
       Templeton Developing Markets Securities Fund - Class 2 Shares
       Templeton Foreign Securities Fund - Class 2 Shares
       Templeton Growth Securities Fund - Class 2 Shares
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
     Company
       Appreciation Portfolio
       Equity Index Portfolio - Class II Shares
       Fundamental Value Portfolio
   Janus Aspen Series, Delaware business trust
       Balanced Portfolio - Service Shares
       Mid Cap Growth Portfolio - Service Shares
       Worldwide Growth Portfolio - Service Shares
   Lazard Retirement Series, Inc., Massachusetts business trust
       Lazard Retirement Small Cap Portfolio
   Lord Abbett Series Fund, Inc., Maryland business trust
       Growth and Income Portfolio
       Mid-Cap Value Portfolio
   Oppenheimer Variable Account Funds, Massachusetts business trust
       Oppenheimer Main Street Fund/VA - Service Shares
   PIMCO Variable Insurance Trust, Massachusetts business trust
       Total Return Portfolio - Administrative Class

   Putnam Variable Trust, Massachusetts business trust
       Putnam VT Discovery Growth Fund - Class IB Shares
       Putnam VT International Equity Fund - Class IB Shares
       Putnam VT Small Cap Value Fund - Class IB Shares
   Salomon Brothers Variable Series Funds Inc., Maryland business trust,
     Affiliate of The Company
       All Cap Fund - Class I
       Investors Fund - Class I
       Small Cap Growth Fund - Class I
       Total Return Fund - Class I
   Smith Barney Investment Series, Massachusetts business trust, Affiliate of
     The Company
       Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large Cap
         Core Portfolio)
       Smith Barney Premier Selections All Cap Growth Portfolio
   Strong Variable Insurance Funds, Inc., Wisconsin business trust
       Strong Multi Cap Value Fund II
   The Travelers Series Trust, Massachusetts business trust, Affiliate of The
     Company
       Convertible Securities Portfolio
       Disciplined Mid Cap Stock Portfolio
       Equity Income Portfolio
       Federated Stock Portfolio
       Large Cap Portfolio
       Lazard International Stock Portfolio
       Merrill Lynch Large Cap Core Portfolio
       MFS Emerging Growth Portfolio
       MFS Mid Cap Growth Portfolio
       MFS Value Portfolio
       Pioneer Fund Portfolio
       Social Awareness Stock Portfolio
       Travelers Quality Bond Portfolio
       U.S. Government Securities Portfolio
   Travelers Series Fund Inc., Maryland business trust, Affiliate of The
     Company
       AIM Capital Appreciation Portfolio
       MFS Total Return Portfolio
       Pioneer Strategic Income Portfolio
       SB Adjustable Rate Income Portfolio - Class I Shares
       Smith Barney Aggressive Growth Portfolio
       Smith Barney High Income Portfolio
       Smith Barney International All Cap Growth Portfolio
       Smith Barney Large Capitalization Growth Portfolio
       Strategic Equity Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
       Comstock Portfolio - Class II Shares
       Emerging Growth Portfolio - Class II Shares
       Enterprise Portfolio - Class II Shares
   Variable Annuity Portfolios, Massachusetts business trust
       Smith Barney Small Cap Growth Opportunities Portfolio
   Variable Insurance Products Fund II, Massachusetts business trust
       Asset Manager Portfolio - Service Class 2
       Contrafund(R) Portfolio - Service Class 2
   Variable Insurance Products Fund III, Massachusetts business trust
       Dynamic Capital Appreciation Portfolio - Service Class 2
       Mid Cap Portfolio - Service Class 2

** AIM Variable Insurance Funds, Inc: AIM V.I. Premier Equity Fund - Series I is no longer available to new contract owners

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account Six in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account Six form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account Six. Separate Account Six is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account Six adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide for Investment Companies ("AICPA Guide"). The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $95,107,349 and $55,926,444 respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $527,368,269 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $30,170,692. Gross unrealized depreciation for all investments at December 31, 2004 was $18,792,711.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Floor Benefit (FL)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S) and Optional (O) Death Benefit (Dth Ben) designations.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                                            SIX
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Asset-based Charges
           Separate Account Charge (1)                  Dth                                     ------------------------------------
            (as identified in Note 6)                   Ben               Product                    M&E        FL (2)       Total
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 0.80% 3% AIR                     S      Travelers Retirement Account        0.80%                    0.80%

Separate Account Charge 0.80% 5% AIR                     S      Travelers Retirement Account        0.80%                    0.80%

Separate Account Charge 0.80% 0.25% FL             (3)   S      Travelers Retirement Account        0.80%        0.25%       1.05%

Separate Account Charge 0.80% 0.43% FL             (3)   S      Travelers Retirement Account        0.80%        0.43%       1.23%
Separate Account Charge 0.80% 0.43% FL
Separate Account Charge 0.80% 0.62% FL             (4)   S      Travelers Retirement Account        0.80%        0.62%       1.42%

Separate Account Charge 0.80% 1.10% FL             (4)   S      Travelers Retirement Account        0.80%        1.10%       1.90%

Separate Account Charge 1.25% 3% AIR                     O      Travelers Retirement Account        1.25%                    1.25%

Separate Account Charge 1.25% 5% AIR                     O      Travelers Retirement Account        1.25%                    1.25%

Separate Account Charge 1.25% 0.33% FL             (3)   O      Travelers Retirement Account        1.25%        0.33%       1.58%

Separate Account Charge 1.25% 0.53% FL             (3)   O      Travelers Retirement Account        1.25%        0.53%       1.78%

Separate Account Charge 1.25% 0.83% FL             (4)   O      Travelers Retirement Account        1.25%        0.83%       2.08%

Separate Account Charge 1.25% 1.40% FL             (4)   O      Travelers Retirement Account        1.25%        1.40%       2.65%

------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 6 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 6.
(2) This charge applies in the annuitization phase when the floor benefit has been selected.
(3) Applies to the Travelers Quality Bond Portfolio and the U.S. Government Securities Portfolio.
(4)   Applies to the Equity Index Portfolio - Class II Shares.

No sales charges are deducted from participant purchase payments when they are received. However, The Company assesses a withdrawal charge if a participant's purchase payment is surrendered within five years of its payment date. The maximum charge, applied to the amount withdrawn, is 5% decreasing to 0% in years six and later and assessed through the redemption of units.

Withdrawal/surrender charges assessed were $407,894 and $472,610 for the years ended December 31,2004 and 2003 respectively. These charges are included in contract surrenders and other payments on the Statement of Changes in Net Assets.

If the Variable Annuitization Floor Benefit is selected, a charge is assessed through the redemption of units upon election of this benefit. This charge compensates The Company for guaranteeing a minimum variable annuity payment regardless of the performance of the variable funding option. The charge will vary based upon market conditions, but will not exceed 3% annually. It will be set at the time of election and remain level throughout the term of annuitization.

If the Liquidity Benefit is selected, there is a surrender charge of 5% of the amount withdrawn assessed through the redemption of units,

Participants in CitiStreet Funds Inc. (the Funds), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services, LLC (CitiStreet), an afflilate of The Company. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as the participant's assets increase, is equivalent to an amount of up to 0.80% of the participant's assets in the Funds. These fees totaled $1,248,239 and $995,382 for the years ended December 31, 2004 and 2003 respectively.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. OTHER

If the Optional Death Benefit and Credit is selected, The Company will add a credit to the contract with each purchase payment. Each credit is added to the contract value when the applicable purchase payment is applied and will equal 2% of each purchase payment. These credits are applied pro rata to the same funding option(s) to which the purchase payment was applied. An additional annuitization credit is applied to a contract value once an annuity option is purchased. This credit equals 0.5% of the contract value if annuitized during contract years 2-5, 1% during contract years 6-10 and 2% after contract year 10. There is no credit applied to contracts held less than one year.

5. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

6. NET CONTRACT OWNERS' EQUITY

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
Capital Appreciation Fund
    Separate Account Charges 0.80% 3% AIR .........     1,555,826              --   $ 0.597       $    928,500         $      --
    Separate Account Charges 1.25% 3% AIR .........    20,166,601              --     0.584         11,784,741                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.584                 --                --

High Yield Bond Trust
    Separate Account Charges 0.80% 3% AIR .........       365,592           2,833     1.530            559,330             4,335
    Separate Account Charges 1.25% 3% AIR .........     5,133,946              --     1.491          7,657,228                --
    Separate Account Charges 1.25% 5% AIR .........            --          16,956     1.491                 --            25,289

Managed Assets Trust
    Separate Account Charges 0.80% 3% AIR .........       946,294              --     1.206          1,141,705                --
    Separate Account Charges 1.25% 3% AIR .........    19,246,462          20,478     1.176         22,624,644            24,073
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.176                 --                --

Money Market Portfolio
    Separate Account Charges 0.80% 3% AIR .........     1,106,052              --     1.127          1,247,138                --
    Separate Account Charges 1.25% 3% AIR .........    11,972,099              --     1.099         13,154,680                --
    Separate Account Charges 1.25% 5% AIR .........            --           6,695     1.099                 --             7,356

AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 0.80% 3% AIR .........       103,702              --     0.800             82,989                --
    Separate Account Charges 1.25% 3% AIR .........       186,960              --     0.787            147,165                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.787                 --                --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        31,153              --     1.109             34,534                --
    Separate Account Charges 1.25% 3% AIR .........       149,343              --     1.105            165,062                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.105                 --                --
  Growth Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        16,521              --     1.091             18,024                --
    Separate Account Charges 1.25% 3% AIR .........       292,002              --     1.088            317,625                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.088                 --                --
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........       104,915              --     1.082            113,562                --
    Separate Account Charges 1.25% 3% AIR .........       374,376              --     1.079            404,026                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.079                 --                --

CitiStreet Funds, Inc.
  CitiStreet Diversified Bond Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........     4,114,057           1,209     1.360          5,595,877             1,644
    Separate Account Charges 1.25% 3% AIR .........    66,487,051              --     1.325         88,113,597                --
    Separate Account Charges 1.25% 5% AIR .........            --          33,289     1.325                 --            44,117
  CitiStreet International Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........     2,148,904              --     1.024          2,201,308                --
    Separate Account Charges 1.25% 3% AIR .........    39,168,316              --     0.998         39,093,680                --
    Separate Account Charges 1.25% 5% AIR .........            --           6,695     0.998                 --             6,682
  CitiStreet Large Company Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........     4,498,084              --     0.746          3,353,362                --
    Separate Account Charges 1.25% 3% AIR .........    84,604,803              --     0.726         61,455,071                --
    Separate Account Charges 1.25% 5% AIR .........            --          13,829     0.726                 --            10,045

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
CitiStreet Funds, Inc. (continued)
  CitiStreet Small Company Stock Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       879,209              --   $ 1.974       $  1,735,900         $      --
    Separate Account Charges 1.25% 3% AIR .........    16,944,532              --     1.924         32,596,848                --
    Separate Account Charges 1.25% 5% AIR .........            --           5,395     1.924                 --            10,378

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 0.80% 3% AIR .........        44,528              --     1.412             62,889                --
    Separate Account Charges 1.25% 3% AIR .........     1,293,414              --     1.377          1,781,299                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.377                 --                --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 0.80% 3% AIR .........       330,738              --     2.368            783,034                --
    Separate Account Charges 1.25% 3% AIR .........     2,341,913              --     2.310          5,410,176                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     2.310                 --                --
  Delaware VIP Small Cap Value Series - Standard Class
    Separate Account Charges 0.80% 3% AIR .........       203,692              --     2.050            417,524                --
    Separate Account Charges 1.25% 3% AIR .........     2,625,879              --     1.998          5,246,193                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.998                 --                --

Dreyfus Variable Investment Fund
  Dreyfus VIF -  Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 0.80% 3% AIR .........       619,182              --     1.503            930,427                --
    Separate Account Charges 1.25% 3% AIR .........     7,497,614              --     1.464         10,979,178                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.464                 --                --
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    Separate Account Charges 0.80% 3% AIR .........       327,562           2,837     0.992            324,868             2,814
    Separate Account Charges 1.25% 3% AIR .........     4,331,406              --     0.966          4,185,552                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.966                 --                --

Franklin Templeton Variable Insurance Products Trust
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        23,498              --     1.345             31,606                --
    Separate Account Charges 1.25% 3% AIR .........        82,519              --     1.335            110,161                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.335                 --                --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.234                 --                --
    Separate Account Charges 1.25% 3% AIR .........        49,682              --     1.230             61,107                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.230                 --                --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        40,991              --     1.156             47,402                --
    Separate Account Charges 1.25% 3% AIR .........       181,735              --     1.153            209,531                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.153                 --                --
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 0.80% 3% AIR .........        57,703              --     1.126             64,973                --
    Separate Account Charges 1.25% 3% AIR .........       525,836              --     1.123            590,324                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.123                 --                --

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 0.80% 3% AIR .........       162,864              --   $ 1.029       $    167,663         $      --
    Separate Account Charges 1.25% 3% AIR .........     3,121,998              --     1.013          3,161,353                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.013                 --                --
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........     1,899,350              11     0.945          1,795,707                10
    Separate Account Charges 0.80% 62 FL                       --          14,761     0.912                 --            13,464
    Separate Account Charges 1.25% 3% AIR .........    20,870,384          47,733     0.921         19,224,800            43,969
    Separate Account Charges 1.25% 5% AIR .........            --          45,806     0.921                 --            42,194
    Separate Account Charges 1.25% 83 FL                       --          57,173     0.878                 --            50,198
  Fundamental Value Portfolio
    Separate Account Charges 0.80% 3% AIR .........       630,507              --     1.065            671,745                --
    Separate Account Charges 1.25% 3% AIR .........     8,977,453              --     1.048          9,407,951                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.048                 --                --

Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR .........       157,215              --     1.080            169,793                --
    Separate Account Charges 1.25% 3% AIR .........     1,405,488              --     1.062          1,493,064                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.062                 --                --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.880                 --                --
    Separate Account Charges 1.25% 3% AIR .........       212,598              --     0.865            183,971                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.865                 --                --
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 0.80% 3% AIR .........       303,997              --     0.577            175,318                --
    Separate Account Charges 1.25% 3% AIR .........     9,163,991              --     0.565          5,175,090                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.565                 --                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.127                 --                --
    Separate Account Charges 1.25% 3% AIR .........       231,226              --     1.123            259,760                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.123                 --                --

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.111                 --                --
    Separate Account Charges 1.25% 3% AIR .........       268,562              --     1.107            297,387                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.107                 --                --
  Mid-Cap Value Portfolio
    Separate Account Charges 0.80% 3% AIR .........        34,410              --     1.165             40,083                --
    Separate Account Charges 1.25% 3% AIR .........       185,019              --     1.161            214,885                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.161                 --                --

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 0.80% 3% AIR .........        10,342              --     1.078             11,149                --
    Separate Account Charges 1.25% 3% AIR .........        64,371              --     1.075             69,189                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.075                 --                --

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 0.80% 3% AIR .........       378,881              --   $ 1.240       $    469,922         $      --
    Separate Account Charges 1.25% 3% AIR .........     5,331,824              --     1.220          6,504,577                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.220                 --                --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR .........        11,671              --     0.789              9,207                --
    Separate Account Charges 1.25% 3% AIR .........        81,229              --     0.776             63,026                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.776                 --                --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR .........        85,063              --     1.033             87,905                --
    Separate Account Charges 1.25% 3% AIR .........       885,854              --     1.016            900,454                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.016                 --                --
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 0.80% 3% AIR .........       205,632              --     1.647            338,703                --
    Separate Account Charges 1.25% 3% AIR .........     3,050,052              --     1.620          4,941,591                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.620                 --                --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       344,258              --     1.596            549,545                --
    Separate Account Charges 1.25% 3% AIR .........     8,525,221              --     1.555         13,259,718                --
    Separate Account Charges 1.25% 5% AIR .........            --          27,210     1.555                 --            42,322
  Investors Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........       149,763              --     1.298            194,392                --
    Separate Account Charges 1.25% 3% AIR .........     3,276,334              --     1.265          4,143,878                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.265                 --                --
  Small Cap Growth Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.064                 --                --
    Separate Account Charges 1.25% 3% AIR .........       598,446              --     1.046            626,251                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.046                 --                --
  Total Return Fund - Class I
    Separate Account Charges 0.80% 3% AIR .........        29,201              --     1.209             35,312                --
    Separate Account Charges 1.25% 3% AIR .........       505,219              --     1.178            595,268                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.178                 --                --

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 0.80% 3% AIR .........        23,093              --     0.828             19,110                --
    Separate Account Charges 1.25% 3% AIR .........       338,590              --     0.814            275,601                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.814                 --                --
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........         2,816              --     0.887              2,497                --
    Separate Account Charges 1.25% 3% AIR .........        44,028              --     0.872             38,395                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.872                 --                --

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
Strong Variable Insurance Funds, Inc.
  Strong Multi Cap Value Fund II
    Separate Account Charges 0.80% 3% AIR .........         6,351              --   $ 1.175       $      7,460         $      --
    Separate Account Charges 1.25% 3% AIR .........       610,822              --     1.146            699,965                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.146                 --                --

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.040                 --                --
    Separate Account Charges 1.25% 3% AIR .........        64,342              --     1.037             66,705                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.037                 --                --
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........       300,147              --     1.625            487,610                --
    Separate Account Charges 1.25% 3% AIR .........     4,125,218              --     1.585          6,536,494                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.585                 --                --
  Equity Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........     1,225,253           1,513     1.240          1,519,157             1,875
    Separate Account Charges 1.25% 3% AIR .........    11,224,792              --     1.208         13,560,688                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.208                 --                --
  Federated Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........        60,043              --     1.113             66,847                --
    Separate Account Charges 1.25% 3% AIR .........     1,172,424              --     1.085          1,272,293                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.085                 --                --
  Large Cap Portfolio
    Separate Account Charges 0.80% 3% AIR .........       512,693              --     0.852            436,933                --
    Separate Account Charges 1.25% 3% AIR .........     8,433,992              --     0.830          7,003,282                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.830                 --                --
  Lazard International Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........        80,145           1,240     0.971             77,845             1,204
    Separate Account Charges 1.25% 3% AIR .........     1,335,961              --     0.947          1,264,755                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.947                 --                --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 0.80% 3% AIR .........        15,265              --     0.897             13,692                --
    Separate Account Charges 1.25% 3% AIR .........       914,605              --     0.874            799,350                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.874                 --                --
  MFS Emerging Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.761                 --                --
    Separate Account Charges 1.25% 3% AIR .........        59,682              --     0.749             44,676                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.749                 --                --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........       247,955              --     1.029            255,093                --
    Separate Account Charges 1.25% 3% AIR .........     4,141,184              --     1.003          4,153,438                --
    Separate Account Charges 1.25% 5% AIR .........            --          10,236     1.003                 --            10,267
  MFS Value Portfolio
    Separate Account Charges 0.80% 3% AIR .........            --              --     1.127                 --                --
    Separate Account Charges 1.25% 3% AIR .........       244,994              --     1.123            275,189                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.123                 --                --
  Pioneer Fund Portfolio
    Separate Account Charges 0.80% 3% AIR .........       128,011              --     0.847            108,375                --
    Separate Account Charges 1.25% 3% AIR .........     2,079,575              --     0.825          1,716,305                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.825                 --                --

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
The Travelers Series Trust (continued)
  Social Awareness Stock Portfolio
    Separate Account Charges 0.80% 3% AIR .........       210,284              --   $ 0.925       $    194,406         $      --
    Separate Account Charges 1.25% 3% AIR .........     3,906,470              --     0.901          3,518,851                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.901                 --                --
  Travelers Quality Bond Portfolio
    Separate Account Charges 0.80% 3% AIR .........       428,682              --     1.290            552,907                --
    Separate Account Charges 1.25% 3% AIR .........     6,168,939              --     1.257          7,752,478                --
    Separate Account Charges 1.25% 5% AIR .........            --          15,091     1.257                 --            18,965
    Separate Account Charges 1.25% 33 FL                       --          39,822     1.233                 --            49,100
  U.S. Government Securities Portfolio
    Separate Account Charges 0.80% 3% AIR .........       611,584           1,414     1.396            853,681             1,973
    Separate Account Charges 1.25% 3% AIR .........    10,274,674          11,252     1.360         13,974,307            15,303
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.360                 --                --
    Separate Account Charges 1.25% 33 FL                       --              --     1.334                 --                --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 0.80% 3% AIR .........        72,426              --     0.887             64,244                --
    Separate Account Charges 1.25% 3% AIR .........       771,149              --     0.872            672,825                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.872                 --                --
  MFS Total Return Portfolio
    Separate Account Charges 0.80% 3% AIR .........     1,303,774              --     1.371          1,787,678                --
    Separate Account Charges 1.25% 3% AIR .........    13,287,921          10,730     1.336         17,757,605            14,339
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.336                 --                --
  Pioneer Strategic Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........        48,519              --     1.415             68,641                --
    Separate Account Charges 1.25% 3% AIR .........       856,031              --     1.380          1,181,087                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.380                 --                --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 0.80% 3% AIR .........        56,767              --     1.005             57,030                --
    Separate Account Charges 1.25% 3% AIR .........       277,303              --     0.999            276,985                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.999                 --                --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........       947,296              --     0.923            874,094                --
    Separate Account Charges 1.25% 3% AIR .........    11,860,702              --     0.908         10,764,897                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.908                 --                --
  Smith Barney High Income Portfolio
    Separate Account Charges 0.80% 3% AIR .........        12,147              --     1.166             14,169                --
    Separate Account Charges 1.25% 3% AIR .........       971,498              --     1.137          1,104,888                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.137                 --                --
  Smith Barney International All Cap Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........       176,162              --     0.883            155,479                --
    Separate Account Charges 1.25% 3% AIR .........     2,412,532              --     0.860          2,074,711                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.860                 --                --
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 0.80% 3% AIR .........       338,275              --     0.987            333,716                --
    Separate Account Charges 1.25% 3% AIR .........     8,385,153              --     0.961          8,060,402                --
    Separate Account Charges 1.25% 5% AIR .........            --          10,733     0.961                 --            10,318

                                                                                 DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION        ANNUITY     UNIT         ACCUMULATION         ANNUITY
                                                        UNITS             UNITS      VALUE         NET ASSETS         NET ASSETS
                                                     ------------        --------   -------       ------------        ----------
Travelers Series Fund Inc. (continued)
  Strategic Equity Portfolio
    Separate Account Charges 0.80% 3% AIR .........       779,129           2,200   $ 0.861       $    670,452         $   1,893
    Separate Account Charges 1.25% 3% AIR .........    11,640,459              --     0.838          9,759,693                --
    Separate Account Charges 1.25% 5% AIR .........            --          26,393     0.838                 --            22,128

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........        35,463              --     1.464             51,916                --
    Separate Account Charges 1.25% 3% AIR .........       305,271              --     1.453            443,561                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.453                 --                --
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.729                 --                --
    Separate Account Charges 1.25% 3% AIR .........       164,650              --     0.717            118,010                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.717                 --                --
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 0.80% 3% AIR .........            --              --     0.817                 --                --
    Separate Account Charges 1.25% 3% AIR .........        57,135              --     0.804             45,933                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.804                 --                --

Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 0.80% 3% AIR .........         2,532              --     1.130              2,863                --
    Separate Account Charges 1.25% 3% AIR .........       272,596              --     1.112            303,115                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.112                 --                --

Variable Insurance Products Fund II
  Asset Manager Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........       291,168              --     0.990            288,171                --
    Separate Account Charges 1.25% 3% AIR .........     4,661,931              --     0.969          4,518,133                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.969                 --                --
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........       274,073              --     1.238            339,202                --
    Separate Account Charges 1.25% 3% AIR .........     2,968,323              --     1.217          3,613,610                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.217                 --                --

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........        16,821              --     0.966             16,253                --
    Separate Account Charges 1.25% 3% AIR .........       164,693              --     0.950            156,534                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     0.950                 --                --
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 0.80% 3% AIR .........       181,421              --     1.563            283,529                --
    Separate Account Charges 1.25% 3% AIR .........     2,519,692              --     1.537          3,873,343                --
    Separate Account Charges 1.25% 5% AIR .........            --              --     1.537                 --                --
                                                                                                  ------------         ---------

Net Contract Owners' Equity .......................                                               $538,282,651         $ 476,255
                                                                                                  ============         =========

7. STATEMENT OF INVESTMENTS                                                           FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                    NO. OF        MARKET       COST OF       PROCEEDS
                                                                               SHARES        VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
CAPITAL APPRECIATION FUND (2.4%)
    Total (Cost $15,200,680)                                                     191,956  $ 12,713,241  $    707,755  $  1,523,890
                                                                            ------------  ------------  ------------  ------------

HIGH YIELD BOND TRUST (1.5%)
    Total (Cost $7,755,650)                                                      832,107     8,246,182     1,832,958     1,011,567
                                                                            ------------  ------------  ------------  ------------

MANAGED ASSETS TRUST (4.4%)
    Total (Cost $24,974,153)                                                   1,427,140    23,790,422     3,273,530     2,043,949
                                                                            ------------  ------------  ------------  ------------

MONEY MARKET PORTFOLIO (2.7%)
    Total (Cost $14,396,518)                                                  14,396,518    14,396,518     4,040,261     7,472,551
                                                                            ------------  ------------  ------------  ------------

AIM VARIABLE INSURANCE FUNDS, INC. (0.0%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $209,518)                                                         10,805       230,154         9,004        35,980
                                                                            ------------  ------------  ------------  ------------

AMERICAN FUNDS INSURANCE SERIES (0.2%)
  Global Growth Fund - Class 2 Shares (Cost $182,059)                             11,584       199,596       184,972         3,005
  Growth Fund - Class 2 Shares (Cost $311,934)                                     6,568       335,649       326,540        14,948
  Growth-Income Fund - Class 2 Shares (Cost $489,710)                             14,126       517,588       491,269         1,599
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $983,703)                                                         32,278     1,052,833     1,002,781        19,552
                                                                            ------------  ------------  ------------  ------------

CITISTREET FUNDS, INC. (43.5%)
  CitiStreet Diversified Bond Fund - Class I (Cost $88,844,364)                7,925,210    93,755,235    21,265,265     4,142,683
  CitiStreet International Stock Fund - Class I (Cost $39,304,586)             3,050,345    41,301,670     6,277,515     3,653,675
  CitiStreet Large Company Stock Fund - Class I (Cost $64,923,465)             5,563,818    64,818,478    10,333,326     2,512,427
  CitiStreet Small Company Stock Fund - Class I (Cost $30,463,140)             2,460,109    34,343,126     4,522,668     3,170,820
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $223,535,555)                                                 18,999,482   234,218,509    42,398,774    13,479,605
                                                                            ------------  ------------  ------------  ------------

CREDIT SUISSE TRUST (0.3%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $1,639,494)                                                      139,289     1,844,188       204,312       242,560
                                                                            ------------  ------------  ------------  ------------

DELAWARE VIP TRUST (2.2%)
  Delaware VIP REIT Series - Standard Class (Cost $4,324,262)                    324,592     6,193,210     1,933,300       828,053
  Delaware VIP Small Cap Value Series - Standard Class (Cost $3,873,093)         186,001     5,663,717       924,184       662,037
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $8,197,355)                                                      510,593    11,856,927     2,857,484     1,490,090
                                                                            ------------  ------------  ------------  ------------

DREYFUS VARIABLE INVESTMENT FUND (3.1%)
  Dreyfus VIF -  Developing Leaders Portfolio - Initial Shares
    (Cost $12,889,612)                                                           286,633    11,909,605       834,787     1,032,134
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (Cost $4,674,545)        126,919     4,513,234       165,182       771,304
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $17,564,157)                                                     413,552    16,422,839       999,969     1,803,438
                                                                            ------------  ------------  ------------  ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (0.2%)
  Mutual Shares Securities Fund - Class 2 Shares (Cost $127,997)                   8,520       141,767       105,251         4,690
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $49,848)                                                                 7,048        61,107        52,256         2,842
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $235,630)              17,905       256,933       236,286           688
  Templeton Growth Securities Fund - Class 2 Shares (Cost $605,424)               51,075       655,297       632,038        26,952
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $1,018,899)                                                       84,548     1,115,104     1,025,831        35,172
                                                                            ------------  ------------  ------------  ------------

7. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            ------------------------------------------------------

INVESTMENTS                                                                     NO. OF       MARKET       COST OF       PROCEEDS
                                                                                SHARES       VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
GREENWICH STREET SERIES FUND (6.4%)
  Appreciation Portfolio (Cost $2,846,177)                                       142,083  $  3,329,016  $    668,231  $    202,407
  Equity Index Portfolio - Class II Shares (Cost $21,711,049)                    717,153    21,170,342     1,984,090     2,032,719
  Fundamental Value Portfolio (Cost $8,687,035)                                  477,711    10,079,696     1,575,158       665,447
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $33,244,261)                                                   1,336,947    34,579,054     4,227,479     2,900,573
                                                                            ------------  ------------  ------------  ------------

JANUS ASPEN SERIES (1.3%)
  Balanced Portfolio - Service Shares (Cost $1,493,116)                           65,882     1,662,857       223,804       230,039
  Mid Cap Growth Portfolio - Service Shares (Cost $151,734)                        7,254       183,971        79,368        18,052
  Worldwide Growth Portfolio - Service Shares (Cost $7,434,358)                  200,992     5,350,408       285,803       726,245
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $9,079,208)                                                      274,128     7,197,236       588,975       974,336
                                                                            ------------  ------------  ------------  ------------

LAZARD RETIREMENT SERIES, INC. (0.0%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $233,066)                                                         15,370       259,760       233,993           975
                                                                            ------------  ------------  ------------  ------------

LORD ABBETT SERIES FUND, INC. (0.1%)
  Growth and Income Portfolio (Cost $273,044)                                     10,941       297,387       273,858           862
  Mid-Cap Value Portfolio (Cost $233,071)                                         12,264       254,968       304,428        76,073
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $506,115)                                                         23,205       552,355       578,286        76,935
                                                                            ------------  ------------  ------------  ------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $76,284)                                                           3,881        80,338        76,507           229
                                                                            ------------  ------------  ------------  ------------

PIMCO VARIABLE INSURANCE TRUST (1.3%)
  Total Return Portfolio - Administrative Class
    Total (Cost $6,792,372)                                                      663,606     6,974,499     1,584,870     1,619,316
                                                                            ------------  ------------  ------------  ------------

PUTNAM VARIABLE TRUST (1.2%)
  Putnam VT Discovery Growth Fund - Class IB Shares (Cost $55,476)                14,534        72,233            --         5,540
  Putnam VT International Equity Fund - Class IB Shares (Cost $748,417)           67,190       988,359       192,067       170,819
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $3,767,094)             231,693     5,280,294     1,690,529       389,394
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $4,570,987)                                                      313,417     6,340,886     1,882,596       565,753
                                                                            ------------  ------------  ------------  ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (3.6%)
  All Cap Fund - Class I (Cost $12,064,567)                                      823,029    13,851,585     1,808,589     1,133,461
  Investors Fund - Class I (Cost $3,939,623)                                     314,140     4,338,270       616,083       539,146
  Small Cap Growth Fund - Class I (Cost $516,498)                                 44,446       626,251       307,706       137,667
  Total Return Fund - Class I (Cost $581,321)                                     55,952       630,580       136,561       137,672
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $17,102,009)                                                   1,237,567    19,446,686     2,868,939     1,947,946
                                                                            ------------  ------------  ------------  ------------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Dividend Strategy Portfolio (Cost $283,767)                        33,188       294,711        77,323         3,952
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $38,129)          3,371        40,892        37,112        22,335
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $321,896)                                                         36,559       335,603       114,435        26,287
                                                                            ------------  ------------  ------------  ------------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.1%)
  Strong Multi Cap Value Fund II
    Total (Cost $562,090)                                                         60,104       707,425        66,752       148,478
                                                                            ------------  ------------  ------------  ------------

7. STATEMENT OF INVESTMENTS (CONTINUED)                                               FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                            -----------------------------------------------------

INVESTMENTS                                                                     NO. OF       MARKET       COST OF       PROCEEDS
                                                                                SHARES       VALUE       PURCHASES     FROM SALES
                                                                            ------------  ------------  ------------  ------------
THE TRAVELERS SERIES TRUST (12.4%)
  Convertible Securities Portfolio (Cost $65,568)                                  5,401  $     66,705  $    104,775  $     39,459
  Disciplined Mid Cap Stock Portfolio (Cost $5,715,432)                          355,471     7,024,104       987,972       891,039
  Equity Income Portfolio (Cost $13,379,597)                                     878,376    15,081,720     3,304,415     1,237,399
  Federated Stock Portfolio (Cost $1,233,565)                                     80,866     1,339,140        53,729       186,696
  Large Cap Portfolio (Cost $9,268,395)                                          534,115     7,440,215       481,530       816,456
  Lazard International Stock Portfolio (Cost $1,088,665)                         117,671     1,343,804       558,729        93,645
  Merrill Lynch Large Cap Core Portfolio (Cost $1,019,552)                        89,839       813,042       148,590       159,730
  MFS Emerging Growth Portfolio (Cost $43,058)                                     4,239        44,676        29,017         8,898
  MFS Mid Cap Growth Portfolio (Cost $7,389,860)                                 562,904     4,418,798       339,000       850,355
  MFS Value Portfolio (Cost $262,894)                                             22,337       275,189       274,828        12,493
  Pioneer Fund Portfolio (Cost $2,417,927)                                       151,677     1,824,680        32,291       300,105
  Social Awareness Stock Portfolio (Cost $3,950,057)                             152,809     3,713,257       336,494       515,772
  Travelers Quality Bond Portfolio (Cost $8,586,552)                             759,152     8,373,450     1,488,201     2,224,828
  U.S. Government Securities Portfolio (Cost $15,021,438)                      1,164,334    14,845,264     1,296,707     4,276,340
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $69,442,560)                                                   4,879,191    66,604,044     9,436,278    11,613,215
                                                                            ------------  ------------  ------------  ------------

TRAVELERS SERIES FUND INC. (10.4%)
  AIM Capital Appreciation Portfolio (Cost $606,173)                              68,885       737,069       130,963       104,810
  MFS Total Return Portfolio (Cost $18,648,462)                                1,141,168    19,559,622     3,908,665     1,499,542
  Pioneer Strategic Income Portfolio (Cost $1,273,305)                           133,233     1,249,728       254,695       136,679
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $335,102)            33,368       334,015       375,973        65,808
  Smith Barney Aggressive Growth Portfolio (Cost $10,180,934)                    873,798    11,638,991     2,728,913       860,636
  Smith Barney High Income Portfolio (Cost $1,131,809)                           148,220     1,119,057       283,459       147,882
  Smith Barney International All Cap Growth Portfolio (Cost $2,223,603)          171,950     2,230,190       118,592       299,854
  Smith Barney Large Capitalization Growth Portfolio (Cost $8,299,981)           584,860     8,404,436     1,656,126     1,137,777
  Strategic Equity Portfolio (Cost $15,442,255)                                  596,019    10,454,166       436,808     1,453,568
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $58,141,624)                                                   3,751,501    55,727,274     9,894,194     5,706,556
                                                                            ------------  ------------  ------------  ------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Comstock Portfolio - Class II Shares (Cost $444,181)                            36,193       495,477       461,829        87,788
  Emerging Growth Portfolio - Class II Shares (Cost $105,896)                      4,567       118,010        18,626         8,202
  Enterprise Portfolio - Class II Shares (Cost $42,832)                            3,377        45,933            58           672
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $592,909)                                                         44,137       659,420       480,513        96,662
                                                                            ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $258,378)                                                         26,840       305,978       226,489       128,143
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (1.6%)
  Asset Manager Portfolio - Service Class 2 (Cost $4,568,714)                    328,299     4,806,304       947,721       328,337
  Contrafund(R) Portfolio - Service Class 2 (Cost $3,218,795)                    150,012     3,952,812     1,765,551       184,941
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $7,787,509)                                                      478,311     8,759,116     2,713,272       513,278
                                                                            ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (0.8%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $160,344)        24,302       172,787       109,876        88,162
  Mid Cap Portfolio - Service Class 2 (Cost $3,020,975)                          139,119     4,156,872     1,671,236       361,246
                                                                            ------------  ------------  ------------  ------------
    Total (Cost $3,181,319)                                                      163,421     4,329,659     1,781,112       449,408
                                                                            ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $527,368,269)                                                                     $538,746,250  $ 95,107,349  $ 55,926,444
                                                                                          ============  ============  ============

8. FINANCIAL HIGHLIGHTS

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
CAPITAL APPRECIATION FUND               2004     21,722   0.584 - 0.597      12,713           --     0.80 - 1.25      17.98 - 18.69
                                        2003     23,062   0.495 - 0.503      11,430         0.05     0.80 - 1.25      23.44 - 23.89
                                        2002     24,496   0.401 - 0.406       9,839         1.59     0.80 - 1.25  (26.01) - (25.78)
                                        2001     24,515   0.542 - 0.547      13,302         0.49     0.80 - 1.25  (27.05) - (26.58)

HIGH YIELD BOND TRUST                   2004      5,519   1.491 - 1.530       8,246         7.17     0.80 - 1.25        7.34 - 7.90
                                        2003      5,264   1.389 - 1.418       7,321         8.22     0.80 - 1.25      27.55 - 28.09
                                        2002      4,541   1.089 - 1.107       4,951        16.09     0.80 - 1.25        3.32 - 3.75
                                        2001      3,427   1.054 - 1.067       3,616         6.41     0.80 - 1.25        8.21 - 8.66

MANAGED ASSETS TRUST                    2004     20,213   1.176 - 1.206      23,790         2.38     0.80 - 1.25        8.09 - 8.55
                                        2003     19,479   1.088 - 1.111      21,209         2.69     0.80 - 1.25      20.49 - 21.02
                                        2002     18,744   0.903 - 0.918      16,939         6.17     0.80 - 1.25    (9.70) - (9.38)
                                        2001     20,076   1.000 - 1.013      20,096         2.74     0.80 - 1.25    (6.28) - (5.86)

MONEY MARKET PORTFOLIO                  2004     13,085   1.099 - 1.127      14,409         0.99     0.80 - 1.25      (0.18) - 0.18
                                        2003     16,151   1.101 - 1.125      17,831         0.78     0.80 - 1.25      (0.54) - 0.00
                                        2002     20,405   1.107 - 1.125      22,604         1.37     0.80 - 1.25        0.18 - 0.54
                                        2001     17,518   1.105 - 1.119      19,375         3.59     0.80 - 1.25        0.09 - 2.94
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund -        2004        291   0.787 - 0.800         230         0.47     0.80 - 1.25        4.38 - 4.85
    Series I                            2003        325   0.754 - 0.763         246         0.45     0.80 - 1.25      23.61 - 24.07
                                        2002        278   0.610 - 0.615         170         0.50     0.80 - 1.25  (31.15) - (30.74)
                                        2001        103           0.886          91         0.39            1.25             (4.32)
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares   2004        180   1.105 - 1.109         200         0.22     0.80 - 1.25       9.41 - 13.74

  Growth Fund - Class 2 Shares          2004        309   1.088 - 1.091         336         0.32     0.80 - 1.25       8.45 - 12.16

  Growth-Income Fund - Class 2 Shares   2004        479   1.079 - 1.082         518         1.74     0.80 - 1.25       9.51 - 10.21
CITISTREET FUNDS, INC.
  CitiStreet Diversified Bond Fund -    2004     70,636   1.325 - 1.360      93,755         3.48     0.80 - 1.25        3.35 - 3.82
    Class I                             2003     58,879   1.282 - 1.310      75,590         4.14     0.80 - 1.25        4.23 - 4.72
                                        2002     58,475   1.230 - 1.251      71,981         4.37     0.80 - 1.25        7.61 - 8.12
                                        2001     43,875   1.143 - 1.157      50,169         4.71     0.80 - 1.25        5.54 - 5.95

  CitiStreet International Stock        2004     41,324   0.998 - 1.024      41,302         1.40     0.80 - 1.25      13.41 - 13.90
    Fund - Class I                      2003     38,408   0.880 - 0.899      33,839         0.81     0.80 - 1.25      28.47 - 28.98
                                        2002     36,636   0.685 - 0.697      25,127         0.65     0.80 - 1.25  (23.29) - (22.90)
                                        2001     25,633   0.893 - 0.904      22,906         1.28     0.80 - 1.25  (22.42) - (22.07)

  CitiStreet Large Company Stock        2004     89,117   0.726 - 0.746      64,818         0.87     0.80 - 1.25        8.68 - 9.22
    Fund - Class I                      2003     77,126   0.668 - 0.683      51,612         0.72     0.80 - 1.25      26.52 - 27.19
                                        2002     66,019   0.528 - 0.537      34,901         0.70     0.80 - 1.25  (23.81) - (23.50)
                                        2001     44,578   0.693 - 0.702      30,918         0.89     0.80 - 1.25  (16.81) - (16.43)

  CitiStreet Small Company Stock        2004     17,829   1.924 - 1.974      34,343         0.11     0.80 - 1.25      13.51 - 13.97
    Fund - Class I                      2003     16,816   1.695 - 1.732      28,530         0.14     0.80 - 1.25      41.37 - 41.97
                                        2002     14,207   1.199 - 1.220      17,057         0.55     0.80 - 1.25  (24.69) - (24.32)
                                        2001     11,111   1.592 - 1.612      17,702         0.05     0.80 - 1.25        0.32 - 0.75

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging
    Markets Portfolio                   2004      1,338   1.377 - 1.412       1,844         0.29     0.80 - 1.25      23.39 - 23.86
                                        2003      1,367   1.116 - 1.140       1,527           --     0.80 - 1.25      41.09 - 41.79
                                        2002      1,413   0.791 - 0.804       1,119         0.19     0.80 - 1.25  (12.69) - (12.23)
                                        2001      1,316   0.906 - 0.916       1,193           --     0.80 - 1.25  (10.74) - (10.37)
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard   2004      2,673   2.310 - 2.368       6,193         1.90     0.80 - 1.25      29.78 - 30.40
    Class                               2003      2,169   1.780 - 1.816       3,872         2.50     0.80 - 1.25      32.34 - 32.94
                                        2002      1,944   1.345 - 1.366       2,621         1.57     0.80 - 1.25        3.22 - 3.64
                                        2001        697   1.303 - 1.318         910         1.70     0.80 - 1.25        7.42 - 7.94
  Delaware VIP Small Cap Value Series
    - Standard Class                    2004      2,830   1.998 - 2.050       5,664         0.20     0.80 - 1.25      20.00 - 20.52
                                        2003      2,698   1.665 - 1.701       4,499         0.36     0.80 - 1.25      40.15 - 40.81
                                        2002      2,414   1.188 - 1.208       2,870         0.36     0.80 - 1.25    (6.75) - (6.28)
                                        2001      1,037   1.274 - 1.289       1,321         0.73     0.80 - 1.25      10.49 - 10.93
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF -  Developing Leaders
  Portfolio - Initial Shares            2004      8,117   1.464 - 1.503      11,910         0.20     0.80 - 1.25       9.91 - 10.51
                                        2003      8,178   1.332 - 1.360      10,908         0.03     0.80 - 1.25      30.08 - 30.64
                                        2002      8,146   1.024 - 1.041       8,351         0.04     0.80 - 1.25  (20.12) - (19.80)
                                        2001      7,553   1.282 - 1.298       9,689         0.46     0.80 - 1.25    (7.30) - (6.89)
  Dreyfus VIF - Appreciation
  Portfolio - Initial Shares            2004      4,662   0.966 - 0.992       4,513         1.61     0.80 - 1.25        3.76 - 4.20
                                        2003      5,330   0.931 - 0.952       4,971         1.41     0.80 - 1.25      19.67 - 20.20
                                        2002      5,542   0.778 - 0.792       4,318         1.05     0.80 - 1.25  (17.76) - (17.33)
                                        2001      5,842   0.946 - 0.958       5,534         0.85     0.80 - 1.25  (10.50) - (10.05)
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Mutual Shares Securities Fund -       2004        106   1.335 - 1.345         142         0.53     0.80 - 1.25      11.25 - 11.71
    Class 2 Shares                      2003         25   1.200 - 1.204          30           --     0.80 - 1.25       9.45 - 12.78
  Templeton Developing Markets
    Securities Fund - Class 2 Shares    2004         50           1.230          61           --            1.25              26.67
  Templeton Foreign Securities Fund -
    Class 2 Shares                      2004        223   1.153 - 1.156         257         0.15     0.80 - 1.25       7.34 - 19.85
  Templeton Growth Securities Fund -
    Class 2 Shares                      2004        584   1.123 - 1.126         655           --     0.80 - 1.25       9.99 - 12.60

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                2004      3,285   1.013 - 1.029       3,329         1.21     0.80 - 1.25        7.54 - 7.86
                                        2003      2,801   0.942 - 0.954       2,641         0.79     0.80 - 1.25      22.98 - 23.58
                                        2002      1,847   0.766 - 0.772       1,415         2.46     0.80 - 1.25  (18.60) - (18.13)
                                        2001        174   0.941 - 0.943         164           --     0.80 - 1.25    (1.57) - (1.47)

  Equity Index Portfolio - Class II     2004     22,935   0.921 - 0.945      21,170         1.37     0.80 - 1.25        8.87 - 9.38
    Shares                              2003     23,011   0.846 - 0.864      19,501         1.04     0.80 - 1.25      26.08 - 26.69
                                        2002     21,599   0.666 - 0.682      14,504         1.87     0.80 - 1.42  (23.54) - (23.02)
                                        2001     20,009   0.871 - 0.886      17,517         0.69     0.80 - 1.42  (13.59) - (13.05)

  Fundamental Value Portfolio           2004      9,608   1.048 - 1.065      10,080         0.68     0.80 - 1.25        6.83 - 7.36
                                        2003      8,875   0.981 - 0.992       8,710         0.67     0.80 - 1.25      37.01 - 37.40
                                        2002      7,493   0.716 - 0.722       5,369         1.41     0.80 - 1.25  (22.26) - (21.86)
                                        2001      2,778   0.921 - 0.924       2,560         0.28     0.80 - 1.25   (10.58) - (5.33)
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares   2004      1,563   1.062 - 1.080       1,663         2.20     0.80 - 1.25        6.95 - 7.46
                                        2003      1,581   0.993 - 1.005       1,572         1.89     0.80 - 1.25      12.33 - 12.79
                                        2002      1,371   0.884 - 0.891       1,213         2.53     0.80 - 1.25    (7.92) - (7.38)
                                        2001        289           0.960         277         2.90            1.25             (4.00)

  Mid Cap Growth Portfolio - Service    2004        213           0.865         184           --            1.25              18.98
    Shares                              2003        129           0.727          94           --            1.25              33.15
                                        2002         86           0.546          47           --            1.25            (29.09)
                                        2001         76           0.770          59           --            1.25            (10.47)

  Worldwide Growth Portfolio -          2004      9,468   0.565 - 0.577       5,350         0.91     0.80 - 1.25        3.29 - 3.78
    Service Shares                      2003     10,259   0.547 - 0.556       5,615         0.84     0.80 - 1.25      22.10 - 22.74
                                        2002     11,018   0.448 - 0.453       4,937         0.59     0.80 - 1.25  (26.56) - (26.34)
                                        2001     10,929   0.610 - 0.615       6,673         0.27     0.80 - 1.25  (23.65) - (23.22)
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap           2004        231           1.123         260           --            1.25              11.30
    Portfolio
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio           2004        269           1.107         297         2.17            1.25              14.48

  Mid-Cap Value Portfolio               2004        219   1.161 - 1.165         255         0.37     0.80 - 1.25      11.91 - 15.41
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                      2004         75   1.075 - 1.078          80           --     0.80 - 1.25      10.37 - 11.36
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio -              2004      5,711   1.220 - 1.240       6,974         1.89     0.80 - 1.25        3.57 - 4.03
    Administrative Class                2003      5,859   1.178 - 1.192       6,906         2.85     0.80 - 1.25        3.79 - 4.20
                                        2002      4,905   1.135 - 1.144       5,572         4.04     0.80 - 1.25        7.69 - 8.23
                                        2001        261   1.054 - 1.057         276         2.15     0.80 - 1.25        2.62 - 3.84

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                     2004         93   0.776 - 0.789          72           --     0.80 - 1.25        6.30 - 6.77
                                        2003         99   0.730 - 0.739          73           --     0.80 - 1.25      30.36 - 31.03
                                        2002        112   0.560 - 0.564          63           --     0.80 - 1.25  (30.52) - (27.51)
                                        2001          +           0.806           +           --            1.25               0.00
  Putnam VT International Equity Fund
    - Class IB Shares                   2004        971   1.016 - 1.033         988         1.48     0.80 - 1.25      14.67 - 15.16
                                        2003        951   0.886 - 0.897         843         0.82     0.80 - 1.25      26.93 - 27.60
                                        2002        779   0.698 - 0.703         544         0.36     0.80 - 1.25  (18.65) - (18.35)
                                        2001        135   0.858 - 0.861         116           --     0.80 - 1.25    (14.20) - 14.04
  Putnam VT Small Cap Value Fund -
    Class IB Shares                     2004      3,256   1.620 - 1.647       5,280         0.32     0.80 - 1.25      24.62 - 25.25
                                        2003      2,304   1.300 - 1.315       2,997         0.33     0.80 - 1.25      47.90 - 48.42
                                        2002      2,190   0.879 - 0.886       1,928         0.11     0.80 - 1.25  (19.36) - (18.94)
                                        2001        391   1.090 - 1.093         426           --     0.80 - 1.25        2.64 - 2.82
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                2004      8,897   1.555 - 1.596      13,852         0.55     0.80 - 1.25        6.95 - 7.40
                                        2003      8,378   1.454 - 1.486      12,194         0.27     0.80 - 1.25      37.30 - 37.98
                                        2002      8,083   1.059 - 1.077       8,566         0.44     0.80 - 1.25  (26.00) - (25.67)
                                        2001      6,717   1.431 - 1.449       9,613         0.81     0.80 - 1.25        0.63 - 1.12

  Investors Fund - Class I              2004      3,426   1.265 - 1.298       4,338         1.51     0.80 - 1.25        9.05 - 9.54
                                        2003      3,364   1.160 - 1.185       3,907         1.44     0.80 - 1.25      30.63 - 31.23
                                        2002      3,395   0.888 - 0.903       3,016         1.19     0.80 - 1.25  (23.97) - (23.67)
                                        2001      3,228   1.168 - 1.183       3,773         0.92     0.80 - 1.25    (5.35) - (4.90)

  Small Cap Growth Fund - Class I       2004        598   1.046 - 1.064         626           --     0.80 - 1.25      13.70 - 14.16
                                        2003        420   0.920 - 0.932         386           --     0.80 - 1.25      46.96 - 47.70
                                        2002        318           0.626         199           --            1.25            (35.53)
                                        2001        123   0.971 - 0.974         119           --     0.80 - 1.25      (1.82) - 1.88

  Total Return Fund - Class I           2004        534   1.178 - 1.209         631         1.76     0.80 - 1.25        7.38 - 7.85
                                        2003        548   1.097 - 1.121         601         1.79     0.80 - 1.25      14.51 - 14.97
                                        2002        486   0.958 - 0.975         466         1.75     0.80 - 1.25    (8.06) - (7.58)
                                        2001        336   1.042 - 1.055         350         2.38     0.80 - 1.25    (2.07) - (1.59)
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy        2004        362   0.814 - 0.828         295         1.04     0.80 - 1.25        2.13 - 2.60
    Portfolio                           2003        269   0.797 - 0.807         214         0.67     0.80 - 1.25      21.87 - 22.46
                                        2002        128   0.654 - 0.659          84         0.63     0.80 - 1.25  (26.93) - (26.53)
                                        2001         86   0.895 - 0.897          77           --     0.80 - 1.25   (11.91) - (5.08)
  Smith Barney Premier Selections All
    Cap Growth Portfolio                2004         47   0.872 - 0.887          41           --     0.80 - 1.25        1.63 - 2.07
                                        2003         28   0.858 - 0.869          24           --     0.80 - 1.25      32.61 - 33.28
                                        2002         14           0.647           9         0.07            1.25            (27.71)
                                        2001          6           0.895           5           --            1.25             (8.77)
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II        2004        617   1.146 - 1.175         707           --     0.80 - 1.25      15.29 - 15.88
                                        2003        688   0.994 - 1.014         684         0.11     0.80 - 1.25      36.73 - 37.21
                                        2002        782   0.727 - 0.739         569         0.56     0.80 - 1.25  (24.11) - (23.74)
                                        2001        493   0.958 - 0.969         473         0.01     0.80 - 1.25        2.79 - 3.30

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio      2004         64   1.037 - 1.040          67         3.77     0.80 - 1.25        3.70 - 5.05

  Disciplined Mid Cap Stock Portfolio   2004      4,425   1.585 - 1.625       7,024         0.29     0.80 - 1.25      15.02 - 15.58
                                        2003      4,442   1.378 - 1.406       6,129         0.31     0.80 - 1.25      32.12 - 32.64
                                        2002      4,350   1.043 - 1.060       4,541         0.61     0.80 - 1.25  (15.41) - (15.00)
                                        2001      3,272   1.233 - 1.247       4,035         0.30     0.80 - 1.25    (5.23) - (4.81)

  Equity Income Portfolio               2004     12,452   1.208 - 1.240      15,082         1.41     0.80 - 1.25        8.54 - 9.06
                                        2003     11,197   1.113 - 1.137      12,493         0.99     0.80 - 1.25      29.57 - 30.09
                                        2002      9,855   0.859 - 0.874       8,484         1.21     0.80 - 1.25  (15.03) - (14.65)
                                        2001      7,222   1.011 - 1.024       7,307         1.22     0.80 - 1.25    (7.76) - (7.33)

  Federated Stock Portfolio             2004      1,232   1.085 - 1.113       1,339         1.40     0.80 - 1.25        9.15 - 9.66
                                        2003      1,366   0.994 - 1.015       1,359         1.52     0.80 - 1.25      25.98 - 26.56
                                        2002      1,388   0.789 - 0.802       1,095         3.11     0.80 - 1.25  (20.30) - (19.96)
                                        2001        774   0.990 - 1.002         767         1.31     0.80 - 1.25        0.41 - 0.91

  Large Cap Portfolio                   2004      8,947   0.830 - 0.852       7,440         0.80     0.80 - 1.25        5.20 - 5.58
                                        2003      9,328   0.789 - 0.807       7,372         0.40     0.80 - 1.25      23.09 - 23.77
                                        2002      9,548   0.641 - 0.652       6,127         0.48     0.80 - 1.25  (23.78) - (23.38)
                                        2001      9,746   0.841 - 0.851       8,199         0.48     0.80 - 1.25  (18.35) - (18.02)

  Lazard International Stock            2004      1,417   0.947 - 0.971       1,344         1.92     0.80 - 1.25      14.37 - 14.78
    Portfolio                           2003        877   0.828 - 0.846         727         2.11     0.80 - 1.25      26.99 - 27.60
                                        2002        716   0.652 - 0.663         467         2.81     0.80 - 1.25  (14.10) - (13.67)
                                        2001        401   0.759 - 0.768         304         0.16     0.80 - 1.25  (27.09) - (26.79)

  Merrill Lynch Large Cap Core          2004        930   0.874 - 0.897         813         0.57     0.80 - 1.25      14.40 - 15.00
    Portfolio                           2003        940   0.764 - 0.780         718         0.72     0.80 - 1.25      19.75 - 20.18
                                        2002        923   0.638 - 0.649         589         0.56     0.80 - 1.25  (26.07) - (25.74)
                                        2001      1,262   0.863 - 0.874       1,089         0.04     0.80 - 1.25  (23.43) - (23.06)

  MFS Emerging Growth Portfolio         2004         60           0.749          45           --            1.25              11.46
                                        2003         33           0.672          22           --            1.25              27.51
                                        2002         33           0.527          18           --            1.25            (35.10)
                                        2001         10           0.812           8           --            1.25             (3.45)

  MFS Mid Cap Growth Portfolio          2004      4,399   1.003 - 1.029       4,419           --     0.80 - 1.25      12.70 - 13.20
                                        2003      4,894   0.890 - 0.909       4,360           --     0.80 - 1.25      35.26 - 36.08
                                        2002      5,025   0.658 - 0.668       3,307           --     0.80 - 1.25  (49.42) - (49.28)
                                        2001      5,778   1.301 - 1.317       7,523           --     0.80 - 1.25  (24.62) - (24.27)

  MFS Value Portfolio                   2004        245           1.123         275         3.38            1.25              15.89

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST
(CONTINUED)
  Pioneer Fund Portfolio                2004      2,208   0.825 - 0.847       1,825         0.87     0.80 - 1.25       9.71 - 10.29
                                        2003      2,552   0.752 - 0.768       1,922         1.43     0.80 - 1.25      22.28 - 22.88
                                        2002      2,896   0.615 - 0.625       1,783         6.61     0.80 - 1.25  (31.13) - (30.79)
                                        2001      3,507   0.893 - 0.903       3,132         1.84     0.80 - 1.25  (23.94) - (23.67)

  Social Awareness Stock Portfolio      2004      4,117   0.901 - 0.925       3,713         0.75     0.80 - 1.25        4.89 - 5.47
                                        2003      4,305   0.859 - 0.877       3,700         0.56     0.80 - 1.25      27.26 - 27.84
                                        2002      4,410   0.675 - 0.686       2,978         0.85     0.80 - 1.25  (25.74) - (25.52)
                                        2001      4,915   0.909 - 0.921       4,471         0.42     0.80 - 1.25  (16.76) - (16.27)

  Travelers Quality Bond Portfolio      2004      6,653   1.257 - 1.290       8,373         4.44     0.80 - 1.25        2.03 - 2.46
                                        2003      7,480   1.232 - 1.259       9,224         4.94     0.80 - 1.25        5.66 - 6.16
                                        2002      6,977   1.166 - 1.186       8,142         8.04     0.80 - 1.25        4.48 - 4.96
                                        2001      5,244   1.116 - 1.130       5,855         3.38     0.80 - 1.25        5.78 - 6.30

  U.S. Government Securities            2004     10,899   1.360 - 1.396      14,845         4.12     0.80 - 1.25        4.78 - 5.28
    Portfolio                           2003     13,517   1.298 - 1.326      17,559         4.63     0.80 - 1.25        1.49 - 1.92
                                        2002     14,236   1.279 - 1.301      18,220         9.27     0.80 - 1.25      12.19 - 12.74
                                        2001      6,129   1.140 - 1.154       6,989         4.10     0.80 - 1.25        4.49 - 5.00
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio    2004        844   0.872 - 0.887         737         0.14     0.80 - 1.25        5.06 - 5.60
                                        2003        806   0.830 - 0.840         669           --     0.80 - 1.25      27.69 - 28.44
                                        2002        837   0.650 - 0.654         544           --     0.80 - 1.25   (24.57) - (4.97)

  MFS Total Return Portfolio            2004     14,602   1.336 - 1.371      19,560         2.88     0.80 - 1.25      10.05 - 10.56
                                        2003     13,312   1.214 - 1.240      16,190         2.38     0.80 - 1.25      15.07 - 15.56
                                        2002     12,061   1.055 - 1.073      12,741         7.12     0.80 - 1.25    (6.39) - (5.96)
                                        2001      7,286   1.127 - 1.141       8,221         2.87     0.80 - 1.25    (1.31) - (0.78)

  Pioneer Strategic Income Portfolio    2004        905   1.380 - 1.415       1,250         7.32     0.80 - 1.25       9.61 - 10.12
                                        2003        867   1.259 - 1.285       1,093         9.34     0.80 - 1.25      17.99 - 18.54
                                        2002        796   1.067 - 1.084         850        28.67     0.80 - 1.25        4.61 - 5.04
                                        2001        489   1.020 - 1.032         499         8.12     0.80 - 1.25        2.48 - 2.93
  SB Adjustable Rate Income Portfolio
    - Class I Shares                    2004        334   0.999 - 1.005         334         1.46     0.80 - 1.25      (0.10) - 0.40
                                        2003         25   1.000 - 1.001          25         0.23     0.80 - 1.25               0.10

  Smith Barney Aggressive Growth        2004     12,808   0.908 - 0.923      11,639           --     0.80 - 1.25        8.61 - 9.10
    Portfolio                           2003     10,538   0.836 - 0.846       8,817           --     0.80 - 1.25      32.91 - 33.44
                                        2002      7,349   0.629 - 0.634       4,626           --     0.80 - 1.25  (33.51) - (33.19)
                                        2001      3,391   0.946 - 0.949       3,208           --     0.80 - 1.25    (8.75) - (8.42)

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
TRAVELERS SERIES FUND INC.
(CONTINUED)
  Smith Barney High Income Portfolio    2004        984   1.137 - 1.166       1,119         8.51     0.80 - 1.25        9.01 - 9.48
                                        2003        925   1.043 - 1.065         965         9.59     0.80 - 1.25      25.97 - 26.48
                                        2002        416   0.828 - 0.842         344        25.32     0.80 - 1.25    (4.39) - (3.99)
                                        2001        353   0.866 - 0.877         306        11.21     0.80 - 1.25    (5.04) - (4.47)
  Smith Barney International All Cap
    Growth Portfolio                    2004      2,589   0.860 - 0.883       2,230         0.92     0.80 - 1.25      16.37 - 16.95
                                        2003      2,810   0.739 - 0.755       2,079         1.04     0.80 - 1.25      25.89 - 26.47
                                        2002      3,051   0.587 - 0.597       1,793         0.96     0.80 - 1.25  (26.63) - (26.30)
                                        2001      3,337   0.800 - 0.810       2,671           --     0.80 - 1.25  (32.03) - (31.70)
  Smith Barney Large Capitalization
    Growth Portfolio                    2004      8,734   0.961 - 0.987       8,404         0.36     0.80 - 1.25    (0.93) - (0.40)
                                        2003      8,150   0.970 - 0.991       7,914         0.03     0.80 - 1.25      45.65 - 46.38
                                        2002      6,579   0.666 - 0.677       4,383         0.34     0.80 - 1.25  (25.67) - (25.36)
                                        2001      7,152   0.896 - 0.907       6,410           --     0.80 - 1.25  (13.60) - (13.21)

  Strategic Equity Portfolio            2004     12,448   0.838 - 0.861      10,454         1.38     0.80 - 1.25        8.83 - 9.40
                                        2003     13,775   0.770 - 0.787      10,624           --     0.80 - 1.25      30.95 - 31.61
                                        2002     14,819   0.588 - 0.598       8,728         0.58     0.80 - 1.25  (34.45) - (34.14)
                                        2001     16,490   0.897 - 0.908      14,803         0.20     0.80 - 1.25  (14.41) - (14.10)
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II         2004        341   1.453 - 1.464         495         0.35     0.80 - 1.25      15.96 - 16.47
    Shares                              2003         59   1.253 - 1.257          74           --     0.80 - 1.25       9.78 - 13.19

  Emerging Growth Portfolio -           2004        165           0.717         118           --            1.25               5.44
    Class II Shares                     2003        146           0.680          99           --            1.25              25.46
                                        2002        187           0.542         101         0.02            1.25            (32.50)

  Enterprise Portfolio - Class II       2004         57   0.804 - 0.817          46         0.13     0.80 - 1.25        2.55 - 2.90
    Shares                              2003         57           0.784          45         0.15            1.25              24.05
                                        2002         13           0.632           8         0.17            1.25            (30.47)
                                        2001          5           0.909           4           --            1.25               5.45
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio             2004        275   1.112 - 1.130         306         0.08     0.80 - 1.25      14.17 - 14.60
                                        2003        179           0.974         174           --            1.25              40.14
                                        2002        115           0.695          80           --            1.25            (26.53)
                                        2001         26           0.946          24           --            1.25            (10.92)
VARIABLE INSURANCE PRODUCTS FUND II
  Asset Manager Portfolio - Service     2004      4,953   0.969 - 0.990       4,806         2.38     0.80 - 1.25        3.86 - 4.32
    Class 2                             2003      4,344   0.933 - 0.949       4,057         3.20     0.80 - 1.25      16.19 - 16.73
                                        2002      3,804   0.803 - 0.813       3,057         2.96     0.80 - 1.25   (10.18) - (9.67)
                                        2001      2,092   0.894 - 0.900       1,871         3.34     0.80 - 1.25    (5.60) - (5.16)

  Contrafund(R) Portfolio - Service     2004      3,242   1.217 - 1.238       3,953         0.16     0.80 - 1.25      13.74 - 14.31
    Class 2                             2003      1,788   1.070 - 1.083       1,917         0.28     0.80 - 1.25      26.63 - 27.11
                                        2002      1,347   0.845 - 0.852       1,140         0.13     0.80 - 1.25  (11.25) - (10.77)
                                        2001         74           0.947          70           --            1.25               0.42

                                                                                                       EXPENSE          TOTAL
                                        YEAR               UNIT VALUE         NET     INVESTMENT(1)    RATIO(2)       RETURN(3)
                                       ENDED      UNITS     LOWEST TO       ASSETS       INCOME       LOWEST TO       LOWEST TO
                                       DEC 31    (000S)    HIGHEST ($)      ($000S)     RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                       ------    ------   -------------     -------   -------------  -----------  -----------------
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation
    Portfolio - Service Class 2         2004        182   0.950 - 0.966         173           --     0.80 - 1.25        0.00 - 0.42
                                        2003        168   0.950 - 0.962         159           --     0.80 - 1.25      23.38 - 23.97
                                        2002        142   0.770 - 0.776         110         0.60     0.80 - 1.25   (10.60) - (8.77)

  Mid Cap Portfolio - Service Class 2   2004      2,701   1.537 - 1.563       4,157           --     0.80 - 1.25      23.06 - 23.66
                                        2003      1,686   1.249 - 1.264       2,107         0.23     0.80 - 1.25      36.65 - 37.24
                                        2002      1,274   0.914 - 0.921       1,166         0.17     0.80 - 1.25  (11.18) - (10.76)
                                        2001        115           1.029         118           --            1.25               2.49

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

+ Less than 1,000

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                             CAPITAL APPRECIATION             HIGH YIELD BOND                MANAGED ASSETS
                                                    FUND                           TRUST                         TRUST
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................  23,062,419     24,496,379       5,263,654      4,540,628      19,478,799    18,744,170
Accumulation units purchased and
  transferred from other funding options    1,897,510      3,124,708       1,012,914      1,536,473       2,934,594     3,190,171
Accumulation units redeemed and
  transferred to other funding options ..  (3,237,502)    (4,558,668)       (755,670)      (811,730)     (2,194,484)   (2,455,542)
Annuity units ...........................          --             --          (1,571)        (1,717)         (5,675)           --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................  21,722,427     23,062,419       5,519,327      5,263,654      20,213,234    19,478,799
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                 MONEY MARKET                 AIM V.I. PREMIER             GLOBAL GROWTH FUND -
                                                  PORTFOLIO                EQUITY FUND - SERIES I            CLASS 2 SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................  16,151,431     20,404,899         324,995        278,341              --            --
Accumulation units purchased and
  transferred from other funding options    4,789,876     13,124,485          10,408        266,128         182,633            --
Accumulation units redeemed and
  transferred to other funding options ..  (7,855,931)   (17,377,389)        (44,741)      (219,474)         (2,137)           --
Annuity units ...........................        (530)          (564)             --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................  13,084,846     16,151,431         290,662        324,995         180,496            --
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                GROWTH FUND -               GROWTH-INCOME FUND -          CITISTREET DIVERSIFIED
                                               CLASS 2 SHARES                  CLASS 2 SHARES              BOND FUND - CLASS I
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................          --             --              --             --      58,879,226    58,474,561
Accumulation units purchased and
  transferred from other funding options      322,367             --         487,533             --      20,770,365    12,709,748
Accumulation units redeemed and
  transferred to other funding options ..     (13,844)            --          (8,242)            --      (9,011,439)  (12,302,105)
Annuity units ...........................          --             --              --             --          (2,546)       (2,978)
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     308,523             --         479,291             --      70,635,606    58,879,226
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                  CITISTREET                     CITISTREET                     CITISTREET
                                             INTERNATIONAL STOCK            LARGE COMPANY STOCK            SMALL COMPANY STOCK
                                               FUND - CLASS I                  FUND - CLASS I                 FUND - CLASS I
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................  38,408,433     36,636,205      77,125,625     66,019,241      16,815,928    14,207,327
Accumulation units purchased and
  transferred from other funding options   10,113,538     15,481,380      22,593,671     19,868,228       4,163,222     4,901,395
Accumulation units redeemed and
  transferred to other funding options ..  (7,197,539)   (13,708,589)    (10,601,511)    (8,760,680)     (3,149,597)   (2,292,340)
Annuity units ...........................        (517)          (563)         (1,069)        (1,164)           (417)         (454)
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................  41,323,915     38,408,433      89,116,716     77,125,625      17,829,136    16,815,928
                                          ===========    ===========     ===========    ===========     ===========   ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                CREDIT SUISSE                  DELAWARE VIP                   DELAWARE VIP
                                               TRUST EMERGING                 REIT SERIES -                 SMALL CAP VALUE
                                              MARKETS PORTFOLIO               STANDARD CLASS            SERIES - STANDARD CLASS
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   1,366,642      1,413,272       2,168,975      1,944,375       2,698,087     2,414,488
Accumulation units purchased and
  transferred from other funding options      170,773        127,296         992,377        598,149         542,923       799,280
Accumulation units redeemed and
  transferred to other funding options ..    (199,473)      (173,926)       (488,701)      (373,549)       (411,439)     (515,681)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   1,337,942      1,366,642       2,672,651      2,168,975       2,829,571     2,698,087
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                 DREYFUS VIF -                  DREYFUS VIF -                 MUTUAL SHARES
                                             DEVELOPING LEADERS           APPRECIATION PORTFOLIO -          SECURITIES FUND -
                                          PORTFOLIO - INITIAL SHARES           INITIAL SHARES                CLASS 2 SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   8,177,899      8,146,388       5,329,607      5,541,825          24,822            --
Accumulation units purchased and
  transferred from other funding options      703,717      1,012,511         129,851        672,709          84,395        24,822
Accumulation units redeemed and
  transferred to other funding options ..    (764,820)      (981,000)       (797,485)      (884,746)         (3,200)           --
Annuity units ...........................          --             --            (168)          (181)             --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   8,116,796      8,177,899       4,661,805      5,329,607         106,017        24,822
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                  TEMPLETON
                                             DEVELOPING MARKETS                 TEMPLETON                      TEMPLETON
                                              SECURITIES FUND -          FOREIGN SECURITIES FUND -      GROWTH SECURITIES FUND -
                                               CLASS 2 SHARES                 CLASS 2 SHARES                 CLASS 2 SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................          --             --              --             --              --            --
Accumulation units purchased and
  transferred from other funding options       51,812             --         233,390             --         591,069            --
Accumulation units redeemed and
  transferred to other funding options ..      (2,130)            --         (10,664)            --          (7,530)           --
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................      49,682             --         222,726             --         583,539            --
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                                               EQUITY INDEX
                                                                                PORTFOLIO -                FUNDAMENTAL VALUE
                                            APPRECIATION PORTFOLIO            CLASS II SHARES                  PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   2,800,681      1,846,562      23,011,114     21,598,801       8,875,057     7,493,393
Accumulation units purchased and
  transferred from other funding options      714,550      1,058,931       2,906,440      3,808,793       1,424,764     1,902,847
Accumulation units redeemed and
  transferred to other funding options ..    (230,369)      (104,812)     (2,971,563)    (2,387,350)       (691,861)     (521,183)
Annuity units ...........................          --             --         (10,773)        (9,130)             --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   3,284,862      2,800,681      22,935,218     23,011,114       9,607,960     8,875,057
                                          ===========    ===========     ===========    ===========     ===========   ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                              MID CAP GROWTH                WORLDWIDE GROWTH
                                             BALANCED PORTFOLIO -               PORTFOLIO -                    PORTFOLIO -
                                                SERVICE SHARES                 SERVICE SHARES                 SERVICE SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   1,581,101      1,370,660         128,580         85,735      10,258,947    11,017,837
Accumulation units purchased and
  transferred from other funding options      192,945        425,916         105,507         54,619         573,558       925,657
Accumulation units redeemed and
  transferred to other funding options ..    (211,343)      (215,475)        (21,489)       (11,774)     (1,364,517)   (1,684,547)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   1,562,703      1,581,101         212,598        128,580       9,467,988    10,258,947
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                              LAZARD RETIREMENT              GROWTH AND INCOME               MID-CAP VALUE
                                             SMALL CAP PORTFOLIO                 PORTFOLIO                     PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................          --             --              --             --              --            --
Accumulation units purchased and
  transferred from other funding options      231,226             --         268,562             --         289,008            --
Accumulation units redeemed and
  transferred to other funding options ..          --             --              --             --         (69,579)           --
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     231,226             --         268,562             --         219,429            --
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                 OPPENHEIMER                   TOTAL RETURN                    PUTNAM VT
                                            MAIN STREET FUND/VA -              PORTFOLIO -                  DISCOVERY GROWTH
                                                SERVICE SHARES             ADMINISTRATIVE CLASS          FUND - CLASS IB SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................          --             --       5,859,138      4,904,837          99,439       112,122
Accumulation units purchased and
  transferred from other funding options       74,713             --       1,334,773      2,649,356              --        29,279
Accumulation units redeemed and
  transferred to other funding options ..          --             --      (1,483,206)    (1,695,055)         (6,539)      (41,962)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................      74,713             --       5,710,705      5,859,138          92,900        99,439
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                  PUTNAM VT                      PUTNAM VT
                                             INTERNATIONAL EQUITY             SMALL CAP VALUE                ALL CAP FUND -
                                            FUND - CLASS IB SHARES         FUND - CLASS IB SHARES                CLASS I
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................     951,001        778,679       2,303,550      2,190,096       8,378,158     8,083,278
Accumulation units purchased and
  transferred from other funding options      171,496      1,735,608       1,223,872        737,359       1,351,931     1,106,384
Accumulation units redeemed and
  transferred to other funding options ..    (151,580)    (1,563,286)       (271,738)      (623,905)       (831,148)     (809,039)
Annuity units ...........................          --             --              --             --          (2,252)       (2,465)
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     970,917        951,001       3,255,684      2,303,550       8,896,689     8,378,158
                                          ===========    ===========     ===========    ===========     ===========   ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                               INVESTORS FUND -              SMALL CAP GROWTH              TOTAL RETURN FUND -
                                                   CLASS I                    FUND - CLASS I                     CLASS I
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   3,363,831      3,394,919         419,725        317,694         547,540       486,202
Accumulation units purchased and
  transferred from other funding options      511,614        354,516         345,545        170,434         111,329       147,927
Accumulation units redeemed and
  transferred to other funding options ..    (449,348)      (385,604)       (166,824)       (68,403)       (124,449)      (86,589)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   3,426,097      3,363,831         598,446        419,725         534,420       547,540
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                                               SMITH BARNEY
                                                 SMITH BARNEY               PREMIER SELECTIONS
                                              DIVIDEND STRATEGY               ALL CAP GROWTH                STRONG MULTI CAP
                                                  PORTFOLIO                      PORTFOLIO                   VALUE FUND II
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................     268,796        128,456          28,134         14,026         687,643       782,251
Accumulation units purchased and
  transferred from other funding options       93,871        147,824          44,387         38,104          72,362        49,702
Accumulation units redeemed and
  transferred to other funding options ..        (969)        (7,484)        (25,677)       (23,996)       (142,832)     (144,310)
Annuity units ...........................         (15)            --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     361,683        268,796          46,844         28,134         617,173       687,643
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                            CONVERTIBLE SECURITIES          DISCIPLINED MID CAP              EQUITY INCOME
                                                  PORTFOLIO                   STOCK PORTFOLIO                  PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................          --             --       4,442,072      4,349,558      11,197,244     9,855,053
Accumulation units purchased and
  transferred from other funding options      103,687             --         621,797        852,903       2,607,475     2,720,102
Accumulation units redeemed and
  transferred to other funding options ..     (39,345)            --        (638,504)      (760,389)     (1,353,072)   (1,377,814)
Annuity units ...........................          --             --              --             --             (89)          (97)
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................      64,342             --       4,425,365      4,442,072      12,451,558    11,197,244
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                               FEDERATED STOCK                   LARGE CAP                LAZARD INTERNATIONAL
                                                  PORTFOLIO                      PORTFOLIO                   STOCK PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   1,365,922      1,387,506       9,328,389      9,548,425         876,789       715,825
Accumulation units purchased and
  transferred from other funding options       37,954         87,003         603,578        950,784         680,940       223,018
Accumulation units redeemed and
  transferred to other funding options ..    (171,409)      (108,587)       (985,282)    (1,170,820)       (140,310)      (61,975)
Annuity units ...........................          --             --              --             --             (73)          (79)
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   1,232,467      1,365,922       8,946,685      9,328,389       1,417,346       876,789
                                          ===========    ===========     ===========    ===========     ===========   ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                MERRILL LYNCH
                                               LARGE CAP CORE                  MFS EMERGING                    MFS MID CAP
                                                  PORTFOLIO                  GROWTH PORTFOLIO               GROWTH PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................     940,275        922,641          33,417         33,417       4,893,524     5,025,352
Accumulation units purchased and
  transferred from other funding options      181,396        102,627          39,199             --         448,415       833,255
Accumulation units redeemed and
  transferred to other funding options ..    (191,801)       (84,993)        (12,934)            --        (941,717)     (964,156)
Annuity units ...........................          --             --              --             --            (847)         (927)
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     929,870        940,275          59,682         33,417       4,399,375     4,893,524
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                  MFS VALUE                    PIONEER FUND                 SOCIAL AWARENESS
                                                  PORTFOLIO                     PORTFOLIO                   STOCK PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................          --             --       2,552,397      2,895,679       4,304,699     4,409,840
Accumulation units purchased and
  transferred from other funding options      256,067             --          42,318         83,881         401,160       360,683
Accumulation units redeemed and
  transferred to other funding options ..     (11,073)            --        (387,129)      (427,163)       (589,105)     (465,824)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     244,994             --       2,207,586      2,552,397       4,116,754     4,304,699
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                               TRAVELERS QUALITY              U.S. GOVERNMENT                 AIM CAPITAL
                                                BOND PORTFOLIO              SECURITIES PORTFOLIO         APPRECIATION PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   7,479,643      6,977,000      13,517,126     14,235,641         806,248       836,592
Accumulation units purchased and
  transferred from other funding options    1,100,855      2,300,882         880,508      3,905,503         157,160       287,768
Accumulation units redeemed and
  transferred to other funding options ..  (1,924,044)    (1,796,738)     (3,497,892)    (4,620,990)       (119,833)     (318,112)
Annuity units ...........................      (3,920)        (1,501)           (818)        (3,028)             --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   6,652,534      7,479,643      10,898,924     13,517,126         843,575       806,248
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                                                                           SB ADJUSTABLE RATE
                                               MFS TOTAL RETURN              PIONEER STRATEGIC             INCOME PORTFOLIO -
                                                  PORTFOLIO                  INCOME PORTFOLIO                CLASS I SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................  13,312,081     12,061,228         866,848        796,336          24,560            --
Accumulation units purchased and
  transferred from other funding options    2,831,466      2,898,326         131,960        353,674         385,512        52,689
Accumulation units redeemed and
  transferred to other funding options ..  (1,540,352)    (1,644,742)        (94,258)      (283,162)        (76,002)      (28,129)
Annuity units ...........................        (770)        (2,731)             --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................  14,602,425     13,312,081         904,550        866,848         334,070        24,560
                                          ===========    ===========     ===========    ===========     ===========   ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                 SMITH BARNEY                  SMITH BARNEY                   SMITH BARNEY
                                              AGGRESSIVE GROWTH                HIGH INCOME               INTERNATIONAL ALL CAP
                                                  PORTFOLIO                     PORTFOLIO                   GROWTH PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................  10,537,693      7,349,316         925,251        415,761       2,809,552     3,051,156
Accumulation units purchased and
  transferred from other funding options    3,541,929      4,119,242         187,652        728,531         142,772     1,788,388
Accumulation units redeemed and
  transferred to other funding options ..  (1,271,624)      (930,865)       (129,258)      (219,041)       (363,630)   (2,029,992)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................  12,807,998     10,537,693         983,645        925,251       2,588,694     2,809,552
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                 SMITH BARNEY
                                             LARGE CAPITALIZATION            STRATEGIC EQUITY             COMSTOCK PORTFOLIO -
                                               GROWTH PORTFOLIO                  PORTFOLIO                  CLASS II SHARES
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   8,150,121      6,579,425      13,774,701     14,818,799          59,125            --
Accumulation units purchased and
  transferred from other funding options    1,922,192      2,554,716         486,686        449,731         350,008        60,715
Accumulation units redeemed and
  transferred to other funding options ..  (1,337,349)      (983,116)     (1,810,744)    (1,491,396)        (68,399)       (1,590)
Annuity units ...........................        (803)          (904)         (2,462)        (2,433)             --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   8,734,161      8,150,121      12,448,181     13,774,701         340,734        59,125
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                                                                              SMITH BARNEY
                                               EMERGING GROWTH                                              SMALL CAP GROWTH
                                                 PORTFOLIO -              ENTERPRISE PORTFOLIO -              OPPORTUNITIES
                                               CLASS II SHARES               CLASS II SHARES                    PORTFOLIO
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................     145,755        187,292          57,287         13,084         178,822       114,615
Accumulation units purchased and
  transferred from other funding options       28,474         83,879              --         44,203         221,535       149,553
Accumulation units redeemed and
  transferred to other funding options ..      (9,579)      (125,416)           (152)            --        (125,229)      (85,346)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................     164,650        145,755          57,135         57,287         275,128       178,822
                                          ===========    ===========     ===========    ===========     ===========   ===========

                                                ASSET MANAGER                                               DYNAMIC CAPITAL
                                                 PORTFOLIO -             CONTRAFUND(R) PORTFOLIO -      APPRECIATION PORTFOLIO -
                                               SERVICE CLASS 2                SERVICE CLASS 2               SERVICE CLASS 2
                                          --------------------------     --------------------------     -------------------------
                                             2004           2003            2004           2003            2004          2003
                                             ----           ----            ----           ----            ----          ----
Accumulation and annuity units
  beginning of year .....................   4,343,987      3,803,966       1,788,367      1,346,880         167,759       142,442
Accumulation units purchased and
  transferred from other funding options    1,022,917      1,020,873       1,631,431        757,590         111,923       112,540
Accumulation units redeemed and
  transferred to other funding options ..    (413,805)      (480,852)       (177,402)      (316,103)        (98,168)      (87,223)
Annuity units ...........................          --             --              --             --              --            --
                                          -----------    -----------     -----------    -----------     -----------   -----------
Accumulation and annuity units
  end of year ...........................   4,953,099      4,343,987       3,242,396      1,788,367         181,514       167,759
                                          ===========    ===========     ===========    ===========     ===========   ===========

9. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                              MID CAP PORTFOLIO -
                                                SERVICE CLASS 2                   COMBINED
                                            ------------------------     --------------------------
                                              2004           2003           2004           2003
                                              ----           ----           ----           ----
Accumulation and annuity units
  beginning of year .....................   1,686,097      1,273,889     465,404,728    441,014,365
Accumulation units purchased and
  transferred from other funding options    1,362,143        543,301     107,342,500    121,207,099
Accumulation units redeemed and
  transferred to other funding options ..    (347,127)      (131,093)    (74,839,638)   (96,785,820)
Annuity units ...........................          --             --         (35,315)       (30,916)
                                            ---------      ---------     -----------    -----------
Accumulation and annuity units
  end of year ...........................   2,701,113      1,686,097     497,872,275    465,404,728
                                            =========      =========     ===========    ===========

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account Six for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account Six for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account Six for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account Six for Variable Annuities or shares of Separate Account Six's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account Six for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


VG-SEP6 (Annual) (12-04) Printed in U.S.A.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                       2004      2003      2002
                                                      ----      ----      ----

REVENUES
Premiums                                              $  40     $  41     $  43
Net investment income                                   389       356       312
Net realized investment gains (losses)                   17        (7)      (31)
Fee income                                              371       237       190
Other revenues                                            5        19        19
-------------------------------------------------------------------------------
     Total Revenues                                     822       646       533
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    85        90        94
Interest credited to contractholders                    241       217       181
Amortization of deferred acquisition costs              226       136        67
General and administrative expenses                      63        49        32
-------------------------------------------------------------------------------
     Total Benefits and Expenses                        615       492       374
-------------------------------------------------------------------------------

Income before federal income taxes                      207       154       159
-------------------------------------------------------------------------------

Federal income taxes
     Current                                             96        74       (31)
     Deferred                                           (47)      (39)       87
-------------------------------------------------------------------------------
     Total Federal Income Taxes                          49        35        56
-------------------------------------------------------------------------------

Net Income                                            $ 158     $ 119     $ 103
===============================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                 ($IN MILLIONS)

AT DECEMBER 31,                                                                             2004       2003
------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $133 and $131 subject to
     securities lending agreements) (cost $5,929 and $5,034)                              $ 6,261    $ 5,357
Equity securities, at fair value (cost $16 and $8)                                             19          8
Mortgage loans                                                                                212        136
Short-term securities                                                                         420        195
Other invested assets                                                                         417        393
------------------------------------------------------------------------------------------------------------
      Total Investments                                                                     7,329      6,089
------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                             11,631      9,690
Deferred acquisition costs                                                                  1,522      1,279
Premiums and fees receivable                                                                   75         67
Other assets                                                                                  268        313
------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         $20,825    $17,438
------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                         $ 1,079    $ 1,098
Contractholder funds                                                                        5,227      4,512
Separate and variable accounts                                                             11,631      9,690
Deferred federal income taxes                                                                 180        225
Other liabilities                                                                             747        515
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     18,864     16,039
------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                3          3
Additional paid-in capital                                                                    817        417
Retained earnings                                                                             922        764
Accumulated other changes in equity from nonowner sources                                     219        215
------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                             1,961      1,399
------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                           $20,825    $17,438
============================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                                 FOR THE YEAR ENDED
                                                                     DECEMBER 31,
-----------------------------------------------------------------------------------------
COMMON STOCK                                                2004        2003        2002
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $     3     $     3     $     3
Changes in common stock                                        --          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $     3     $     3     $     3
=========================================================================================

-----------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $   417     $   417     $   417
Capital contributed by parent                                 400          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   817     $   417     $   417
=========================================================================================

-----------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   764     $   645     $   542
Net income                                                    158         119         103
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   922     $   764     $   645
=========================================================================================

-----------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   215     $    95     $    16
Unrealized gains, net of tax                                    9         123          72
Derivative instrument hedging activity gains (losses),
    net of tax                                                 (5)         (3)          7
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   219     $   215     $    95
=========================================================================================

-----------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Net income                                                $   158     $   119     $   103
Other changes in equity from nonowner sources                   4         120          79
-----------------------------------------------------------------------------------------
Total changes in equity from nonowner sources             $   162     $   239     $   182
=========================================================================================

-----------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $ 1,399     $ 1,160     $   978
Changes in total shareholder's equity                         562         239         182
-----------------------------------------------------------------------------------------
Balance, end of year                                      $ 1,961     $ 1,399     $ 1,160
=========================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEARS ENDED DECEMBER 31,                                 2004        2003        2002
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                         $    39     $    44     $    44
     Net investment income received                                 383         320         277
     Fee and other income received                                  399         265         239
     Benefits and claims paid                                      (134)       (106)       (104)
     Interest paid to contractholders                              (241)       (217)       (181)
     Operating expenses paid                                       (470)       (437)       (344)
     Income taxes (paid) received                                   179        (135)         89
     Other                                                          (46)         41         (21)
-----------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities        109        (225)         (1)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                           489         520         255
         Mortgage loans                                              53          23          36
     Proceeds from sales of investments
         Fixed maturities                                           802       1,658       1,690
         Equity securities                                           19           8          36
         Mortgage loans                                               6          --          --
         Real estate held for sale                                    2           1          --
     Purchases of investments
         Fixed maturities                                        (2,179)     (2,824)     (3,018)
         Equity securities                                          (30)         (4)        (36)
         Mortgage loans                                            (136)        (28)        (45)
     Policy loans, net                                               (5)          1         (11)
     Short-term securities (purchases) sales, net                  (225)        280        (269)
     Other investment purchases, net                                (43)        (46)        (21)
     Securities transactions in course of settlement, net            23          (4)        118
-----------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                   (1,224)       (415)     (1,265)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                 1,023         914       1,486
     Contractholder fund withdrawals                               (308)       (288)       (224)
     Contribution from parent company                               400          --          --
-----------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                1,115         626       1,262
-----------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      --         (14)         (4)
Cash at beginning of year                                             1          15          19
-----------------------------------------------------------------------------------------------
Cash at December 31,                                            $     1     $     1     $    15
===============================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies used in the preparation of the accompanying financial statements follow.

      BASIS OF PRESENTATION

      The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.

      On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, the Company and certain other businesses, to MetLife. TIC's Primerica Life Segment will remain part of Citigroup. See Note 14.

      The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

      Certain prior year amounts have been reclassified to conform to the 2004 presentation.

      ACCOUNTING CHANGES

      ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

      On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit
      (GMDB), features SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides that, prospectively, sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $24.9 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For the twelve months ended December 31, 2004, amortization of these capitalized amounts was insignificant.

      CONSOLIDATION OF VARIABLE INTEREST ENTITIES

      On January 1, 2004, the Company adopted the Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)" (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining whether certain entities should be included in the Company's financial statements. The Company has evaluated the impact of applying FIN 46-R to existing variable interest entities in which it has variable interests. The effect of adopting FIN 46-R on the Company's balance sheet is immaterial.

      An entity is subject to FIN 46 and FIN 46-R and is called a VIE if it has
      (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

      DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

      In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

      COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

      On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

      The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

      STOCK-BASED COMPENSATION

      On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation" (SFAS
      123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB 25) the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      amount of compensation expense charged. During the 2004 first quarter, the Company changed its valuation from the Black-Scholes model to the Binomial Method. The impact of this change was insignificant. Compensation expense and proforma compensation expense had the Company applied SFAS 123 prior to 2003 was insignificant for the year ended December 31, 2004 and 2003.

      BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

      Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS

      OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

      On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

      The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 2 to the Financial Statements.

      STOCK-BASED COMPENSATION

      In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB 25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCOUNTING POLICIES

      INVESTMENTS

      Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

      Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

      Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

      Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

      Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

      Other invested assets include trading securities, which are marked to market with the change recognized in net investment income during the current period. Also included are limited partnership and limited liability company interests in investment funds and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

      25 DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including interest rate and equity futures contracts, swaps, interest rate caps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

      To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

      For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company primarily hedges available-for-sale securities.

      For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses.

      The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

      For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

      FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

      The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

      The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

      The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

      The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

      INVESTMENT GAINS AND LOSSES

      Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and from the application of fair value hedge accounting under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

      SEPARATE AND VARIABLE ACCOUNTS

      Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

      Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      DEFERRED ACQUISITION COSTS

      Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

      DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15 years. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

      DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

      DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

      All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

      CASH AND CASH EQUIVALENTS

      Cash, which is reported in other assets, includes certificates of deposits and other time deposits with original maturities of less than 90 days.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

      FUTURE POLICY BENEFITS

      Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.5% to 9.2% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.3%.

      CONTRACTHOLDER FUNDS

      Contractholder funds represent deposits from the issuance of UL pension investment and certain retail annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to UL range from 4.5% to 5.4%, with a weighted average interest rate of 5.0%.

      Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 5.2%.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

      Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry.

      Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company's liability for guaranty fund assessments was not significant.

      PERMITTED STATUTORY ACCOUNTING PRACTICES

      The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

      PREMIUMS

      Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

      FEE INCOME

      Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

      OTHER REVENUES

      Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

      CURRENT AND FUTURE INSURANCE BENEFITS

      Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      INTEREST CREDITED TO CONTRACTHOLDERS

      Interest credited to contractholders represents amounts earned by universal life, pension investment and certain retail annuity contracts in accordance with contract provisions.

      FEDERAL INCOME TAXES

      The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.    INVESTMENTS

      FIXED MATURITIES

      The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                     GROSS       GROSS
      DECEMBER 31, 2004                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  906     $   24      $    1    $  929
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  154          9          --       163
           Obligations of states and political
           subdivisions                                      57          8          --        65
           Debt securities issued by foreign
           governments                                       63          6          --        69
           All other corporate bonds                      3,565        219           4     3,780
           All other debt securities                      1,180         71           2     1,249
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,929     $  339      $    7    $6,261
      ------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------
                                                                     GROSS       GROSS
      DECEMBER 31, 2003                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  645     $   18      $    2    $  661
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  192          5           1       196
           Obligations of states and political
           subdivisions                                      53          6          --        59
           Debt securities issued by foreign
           governments                                       58          3          --        61
           All other corporate bonds                      3,179        241           5     3,415
           All other debt securities                        903         59           3       959
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,034     $  334      $   11    $5,357
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Proceeds from sales of fixed maturities classified as available for sale were $801.9 million, $1.7 billion and $1.7 billion in 2004, 2003 and 2002, respectively. Gross gains of $25.0 million, $48.2 35 million and $85.6 million and gross losses of $24.4 million, $52.4 million and $29.9 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $6.9 million, $10.2 million and $66.9 million were realized due to other-than-temporary losses in value in 2004, 2003 and 2002, respectively. The significant impairment activity in 2002 was concentrated in telecommunication and energy company investments.

      The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      -----------------------------------------------------------------
                                               AMORTIZED          FAIR
      ($ IN MILLIONS)                             COST            VALUE
      -----------------------------------------------------------------

      MATURITY:
           Due in one year or less               $  264          $  270
           Due after 1 year through 5 years       1,675           1,757
           Due after 5 years through 10 years     2,365           2,514
           Due after 10 years                       719             791
      -----------------------------------------------------------------
                                                  5,023           5,332
      -----------------------------------------------------------------

           Mortgage-backed securities               906             929
      -----------------------------------------------------------------
               Total Maturity                    $5,929          $6,261
      -----------------------------------------------------------------

      The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

      At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $532.6 million and $332.4 million, respectively. Approximately 34% of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $396.0 million and $327.7 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

      The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note
      11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the balance

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      sheet. At December 31, 2004 and 2003, the Company held cash collateral of $113.5 million and $154.0 million, respectively. The Company also had $23.7 million of investments held with a third party used as collateral at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the balance sheet. No such collateral existed at December 31, 2003.

      The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

      These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. Although these types of transactions occurred during the years, there were no outstanding amounts at December 31, 2004 and 2003.

      EQUITY SECURITIES

      The cost and fair values of investments in equity securities were as follows:

      --------------------------------------------------------------------------------
                                                           GROSS       GROSS
                                                         UNREALIZED  UNREALIZED  GROSS
      ($ IN MILLIONS)                             COST     GAINS       LOSSES    VALUE
      --------------------------------------------------------------------------------
      DECEMBER 31, 2004
           Common stocks                          $12       $ 3          $--      $15
           Non-redeemable preferred stocks          4        --           --        4
      --------------------------------------------------------------------------------
               Total Equity Securities            $16       $ 3          $--      $19
      --------------------------------------------------------------------------------

      DECEMBER 31, 2003
           Common stocks                          $ 2       $--          $--      $ 2
           Non-redeemable preferred stocks          6        --           --        6
      --------------------------------------------------------------------------------
               Total Equity Securities            $ 8       $--          $--      $ 8
      --------------------------------------------------------------------------------

      Proceeds from sales of equity securities were $18.5 million, $7.8 million and $35.6 million in 2004, 2003 and 2002, respectively. Gross gains and losses on sales and impairments were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

      Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

      o Identification and evaluation of investments that have possible indications of impairment;

      o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

      o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

      o Documentation of the results of these analyses, as required under business policies.

      The tables below shows the fair value of investments in fixed maturities and equity securities that are available-for-sale and have been in an unrealized loss position at:

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2004                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $103    $  1          $ --     $ --            $103    $  1
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                 5      --            --       --               5      --
Debt securities issued by foreign governments       1      --            --       --               1      --
All other corporate bonds                         408       4            15       --             423       4
All other debt securities                         141       1            24        1             165       2
Redeemable preferred stock                          1      --            --       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $659    $  6          $ 39     $  1            $698    $  7
Equity securities                                $  1    $ --          $  3     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2004, the cost of approximately 269 investments in fixed maturity and equity securities exceeded their fair value by $7 million. Of the $6 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $1 million in such a position for a year or more, 93% and 82% of these investments are rated investment grade, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2003                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $143    $  2          $ --     $ --            $143    $  2
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                               132       1            --       --             132       1
Debt securities issued by foreign governments       2      --            --       --               2      --
All other corporate bonds                         238       4            19        1             257       5
All other debt securities                         123       2            20        1             143       3
Redeemable preferred stock                         --      --             1       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $638    $  9          $ 40     $  2            $678    $ 11
Equity securities                                $  3    $ --          $  1     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11 million. Of the $9 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $2 million in such a position for a year or more, 87% and 32% of these investments are rated investment grade, respectively.

      AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

      The aging of gross unrealized losses on fixed maturity investments is as follows:

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2004                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $505      $  3            $--        $--
      Greater than six months to nine months        134         2             --         --
      Greater than nine months to twelve months      26         1             --         --
      Greater than twelve months                     40         1             --         --
                                                   ----      ----            ---        ---
          Total                                    $705      $  7            $--        $--
                                                   ====      ====            ===        ===

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2003                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $540      $  7            $  1       $ --
      Greater than six months to nine months         72         1              --         --
      Greater than nine months to twelve months      35         1              --         --
      Greater than twelve months                     42         2              --         --
                                                   ----      ----            ----       ----
          Total                                    $689      $ 11            $  1       $ --
                                                   ====      ====            ====       ====

      Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $36.0 million and $124.9 million at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS

      At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                           2004        2003
      --------------------------------------------------------------------------
      Current Mortgage Loans                                    $209        $136
      Underperforming Mortgage Loans                               3          --
      --------------------------------------------------------------------------
      Total                                                     $212        $136
      --------------------------------------------------------------------------

      Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

      Aggregate annual maturities on mortgage loans at December 31, 2004 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

      --------------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ IN MILLIONS)
      --------------------------------------------------------------------------
            2005                                                            $  9
            2006                                                              25
            2007                                                              10
            2008                                                               8
            2009                                                               9
            Thereafter                                                       151
            --------------------------------------------------------------------
            Total                                                           $212
            ====================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER INVESTED ASSETS

      Other invested assets are composed of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                               2004    2003
      --------------------------------------------------------------------------
      Private equity and arbitrage investments                      $219    $203
      Derivatives                                                    135     115
      Trading Securities                                              22      33
      Policy Loans                                                    32      27
      Real estate joint ventures                                       9      15
      --------------------------------------------------------------------------
      Total                                                         $417    $393
      --------------------------------------------------------------------------

      CONCENTRATIONS

      The Company participates in a short-term investment pool maintained by TIC. See Note 11.

      The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                             2004      2003
      --------------------------------------------------------------------------
      Finance                                                     $918      $555
      Banking                                                      515       364
      Electric Utilities                                           430       455
      Real Estate Investment Trust                                 394       241
      Media                                                        342       354
      Insurance                                                    323       261
      Telecommunications                                           290       288
      --------------------------------------------------------------------------

      The Company held investments in foreign banks in the amount of $201 million and $152 million at December 31, 2004 and 2003, respectively, which are included in the table above.

      The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $119 million and $157 million in Electric Utilities, $25 million and $31 million in Media, and $12 million and $34 million in Telecommunications at December 31, 2004 and 2003, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade fixed maturities were $501 million and $506 million at December 31, 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Included in mortgage loans were the following group concentrations:

      ($ IN MILLIONS)
      --------------------------------------------------------------------------
      At December 31,                                             2004      2003
      --------------------------------------------------------------------------
      STATE
      -----
      California                                                  $ 58      $ 34
      New York                                                      40        31
      --------------------------------------------------------------------------
      PROPERTY TYPE
      -------------
      Agricultural                                                $106      $ 64
      Office                                                        70        62
      --------------------------------------------------------------------------

      The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

      NON-INCOME PRODUCING INVESTMENTS

      Investments included in the consolidated balance sheets that were non-income producing were insignificant at December 31, 2004 and 2003, respectively.

      RESTRUCTURED INVESTMENTS

      Mortgage loan and debt securities which were restructured at below market terms at December 31, 2004 and 2003 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

      NET INVESTMENT INCOME

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                       2004    2003    2002
      --------------------------------------------------------------------------
      GROSS INVESTMENT INCOME
        Fixed maturities                                    $346    $317    $277
        Other invested assets                                 30      32      28
        Mortgage loans                                        18      11      11
        Other                                                  1       2       1
      --------------------------------------------------------------------------
      Total gross investment income                          395     362     317
      --------------------------------------------------------------------------
       Investment expenses                                     6       6       5
      --------------------------------------------------------------------------
       Net investment income                                $389    $356    $312
      --------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Net realized capital gains (losses) by asset class for the periods were as follows:

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                             2004     2003     2002
      ----------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                            $ (6)    $(14)    $(11)
      Derivatives:
        Guaranteed minimum withdrawal benefit derivatives, net      19       --       --
        Other derivatives                                            2        8      (17)
      Other invested assets                                         (1)       1       (3)
      Mortgage loans                                                --       (1)      --
      Other                                                          3       (1)      --
      ----------------------------------------------------------------------------------
      Total realized investment gains (losses)                    $ 17     $ (7)    $(31)
      ----------------------------------------------------------------------------------

      Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                   2004     2003      2002
      --------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                  $   9    $ 189     $  91
      Other invested assets                                 4       (3)       22
      --------------------------------------------------------------------------
      Total unrealized investment gains                    13      186       113
      --------------------------------------------------------------------------
      Related taxes                                         5       65        40
      --------------------------------------------------------------------------
      Change in unrealized investment gains                 8      121        73
      Balance beginning of year                           207       86        13
      --------------------------------------------------------------------------
      Balance end of year                               $ 215    $ 207     $  86
      --------------------------------------------------------------------------

3.    REINSURANCE

      The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

      Since 1997 the majority of UL business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification.

      Total life insurance in-force ceded under reinsurance contracts was $44.3 billion and $35.0 billion at December 31, 2004 and 2003, including $3.4 million and $4.5 million, respectively to TIC. Total life insurance premiums ceded were $34.4 million, $24.9 million and $14.9 million in 2004, 2003 and 2002, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

      During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory-based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, TIC's parent. See Note 11.

      Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $11.1 billion, including $4.8 billion or 43% which was reinsured, and $9.9 billion, of which $5.4 billion or 55% is reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $595 million and $887 million at December 31, 2004 and 2003, respectively. NAR included $536 million, or 90%, and $816 million, or 92%, which was reinsured at December 31, 2004 and 2003, respectively.

4.    INTANGIBLE ASSETS

      The Company has two intangible, amortizable assets, DAC and the value of insurance in force.

      DAC
      ---
                                                 Traditional  Deferred
            ($ IN MILLIONS)                         Life       Annuity       UL        Total
            ---------------------------------------------------------------------------------
            Balance January 1, 2003               $    55     $   632     $   377     $ 1,064

            Commissions and expenses deferred          14         172         165         351
            Amortization expense                      (10)       (107)        (19)       (136)

            ---------------------------------------------------------------------------------
            Balance December 31, 2003                  59         697         523       1,279

            Commissions and expenses deferred          11         182         276         469
            Amortization expense                      (10)       (147)        (43)       (200)
            Underlying lapse and interest rate
             assumptions                               --          (2)         --          (2)
            Pattern of estimated gross profit
             adjustment                                --          --         (24)        (24)
            ---------------------------------------------------------------------------------
            Balance December 31, 2004             $    60     $   730     $   732     $ 1,522
            ---------------------------------------------------------------------------------

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force totaled $10.8 million and $11.7 million at December 31, 2004 and 2003, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2004, 2003 and 2002.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.    DEPOSIT FUNDS AND RESERVES

      At December 31, 2004 and 2003, the Company had $6.3 billion and $5.6 billion of life and annuity deposit funds and reserves, respectively, as follows.

                                                          DECEMBER 31, 2004          DECEMBER 31, 2003
                                                          -----------------          -----------------
     ($ IN MILLIONS)
            Subject to discretionary withdrawal:
                With fair value adjustments                     $2,594                    $2,552
                Subject to surrender charges                     1,672                     1,318
                Surrenderable without charge                       289                        99
                                                                ------                    ------
                Total                                           $4,555                    $3,969

            Not subject to discretionary withdrawal:            $1,744                    $1,637
                                                                ------                    ------
                    Total                                       $6,299                    $5,606
                                                                ======                    ======

      Average surrender charges included in the subject to surrender charge category above were 4.7% in both 2004 and 2003. In addition, during the payout phase, these funds are credited at significantly reduced interest rates.

6.    FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE ($ IN MILLIONS)

            -------------------------------------------------------------------
            FOR THE YEAR ENDED DECEMBER 31,         2004       2003       2002
            -------------------------------------------------------------------
            Income before federal income taxes      $ 207      $ 154      $ 159
            Statutory tax rate                         35%        35%        35%
            -------------------------------------------------------------------
            Expected federal income taxes              72         54         56
            Tax effect of:
            Non-taxable investment income             (15)       (11)        --
            Tax reserve release                        (8)        (8)        --
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================
            Effective tax rate                         24%        22%        35%
            -------------------------------------------------------------------
            COMPOSITION OF FEDERAL INCOME TAXES
            -------------------------------------------------------------------
            Current:
            United States                           $  96      $  73      $ (31)
            Foreign                                    --          1         --
            -------------------------------------------------------------------
            Total                                      96         74        (31)
            -------------------------------------------------------------------
            Deferred:
            United States                             (47)       (39)        87
            Foreign                                    --         --         --
            -------------------------------------------------------------------
            Total                                     (47)       (39)        87
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The net deferred tax liabilities at December 31, 2004 and 2003 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ IN MILLIONS)                                               2004      2003
      -----------------------------------------------------------------------------
      Deferred Tax Assets:
      Benefit, reinsurance and other reserves                       $ 372     $ 251
      Other                                                             7         6
      -----------------------------------------------------------------------------
      Total                                                           379       257
      -----------------------------------------------------------------------------

      Deferred Tax Liabilities:
      Investments, net                                               (131)     (117)
      Deferred acquisition costs and value of insurance in force     (426)     (364)
      Other                                                            (2)       (1)
      -----------------------------------------------------------------------------
      Total                                                          (559)     (482)
      -----------------------------------------------------------------------------

      Net Deferred Tax Liability                                    $(180)    $(225)
      -----------------------------------------------------------------------------

      TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. The Company had a $265.3 million payable to TIC at December 31, 2004 and a $9.1 million recoverable from TIC at December 31, 2003 pursuant to the Agreement.

      At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

      The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. At current rates the maximum amount of such tax would be approximately $700 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

7.    SHAREHOLDER'S EQUITY

      SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

      The Company's statutory net income (loss) was $(211) million, $37 million and $(134) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $942 million and $494 million at December 31, 2004 and 2003, respectively.

      The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, the Company may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

      Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

                                                                                 NET                                 ACCUMULATED
                                                                              UNREALIZED         DERIVATIVE        OTHER CHANGES
                                                                             GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                              INVESTMENT          HEDGING               NONOWNER
      ($ IN MILLIONS)                                                         SECURITIES         ACTIVITIES              SOURCES
      --------------------------------------------------------------------------------------------------------------------------
      BALANCE, JANUARY 1, 2002                                                   $  13             $   3               $  16
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities, net of tax of $35                  64                --                  64
      Add:  Reclassification adjustment for losses included in net
         income, net of tax of $4                                                    8                --                   8
      Add:  Derivative instrument hedging activity gains, net of tax of $3          --                 7                   7
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                 72                 7                  79
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE DECEMBER 3 1, 2002                                                    85                10                  95
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities,
         net of tax of $61                                                         114                --                 114
      Add:  Reclassification adjustment for losses included in net income,
         net of tax of $5                                                            9                --                   9
      Less:  Derivative instrument hedging activity loss, net of tax benefits
         of $(1)                                                                    --                (3)                 (3)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                123                (3)                120
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE, DECEMBER 31, 2003                                                   208                 7                 215
      Unrealized gains on investment securities,
         net of tax of $3                                                            5                --                   5
      Add: Reclassification adjustment for losses
         included in net income, net of tax of $2                                    4                --                   4
      Less: Derivative instrument hedging activity loss, net of tax
         benefits of $(3)                                                           --                (5)                 (5)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                  9                (5)                  4
      --------------------------------------------------------------------------------------------------------------------------
      DECEMBER 31, 2004                                                          $ 217             $   2               $ 219
      --------------------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

8.    BENEFIT PLANS

      PENSION AND OTHER POSTRETIREMENT BENEFITS

      The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2004, 2003 and 2002.

      401(K) SAVINGS PLAN

      Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See Note 11.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

      The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

      The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

      The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

      Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

      Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

      The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004 and 2003 the Company held collateral under these contracts amounting to approximately $101.5 million and $69.7 million, respectively.

      The table below provides a summary of the notional and fair value of derivatives by type:

      ($ IN MILLIONS)                                  DECEMBER 31, 2004                    DECEMBER 31, 2003
                                                              Fair Value                           Fair Value
                                                              ----------                           ----------
                                            Notional                              Notional
      Derivative Type                        Amount      Assets    Liabilities     Amount     Assets    Liabilities
      ---------------                       -----------------------------------------------------------------------
      Interest rate, equity and currency
       swaps                                $  228.5    $    4.1    $   12.5      $  331.8   $   12.2     $    8.5
      Financial futures                        216.9          --          --          92.2         --           --
      Interest rate and equity options       1,031.6       135.4          --         491.0      115.1           --
      Currency forwards                          3.1          --          --           1.4         --           --
      Credit derivatives                         8.6         0.2         0.1           8.6        0.2          0.1
                                            -----------------------------------------------------------------------
          TOTAL                             $1,488.7    $  139.7    $   12.6      $  925.0   $  127.5     $    8.6
                                            =======================================================================

      The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:

                                                  Year Ended          Year Ended
      ($ IN MILLIONS)                          December 31, 2004   December 31, 2003
      ------------------------------------------------------------------------------
      Hedge ineffectiveness recognized
         related to fair value hedges              $ (3.8)              $ (3.3)
      Hedge ineffectiveness recognized
         related to cash flow hedges                  (.1)                 (.3)
      Net gain or loss from economic
         hedges in earnings                           (.6)                 8.1

      Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2004 and 2003 were $34.4 million and $7.6 million, respectively. The notional values of other unfunded commitments were $19.9 million and $31.0 million at December 31, 2004 and 2003, respectively.

      FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

      The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

      At December 31, 2004, investments in fixed maturities had a carrying value and a fair value of $6.3 billion compared with a carrying value and a fair value of $5.4 billion at December 31, 2003. See Notes 1 and 2.

      At December 31, 2004, mortgage loans had a carrying value of $212.1 million and a fair value of $220.8 million and at December 31, 2003 had a carrying value of $135.4 million and a fair value of $147.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

      The carrying values of short-term securities were $420.0 million and $195.3 million in 2004 and 2003, respectively, which approximated their fair values. Policy loans, which are included in other invested assets, had carrying values of $31.9 million and $26.8 million in 2004 and 2003, respectively, which also approximated their fair values. The Company had interest rate and equity options with fair values of $135.4 million and $115.1 million, at December 31, 2004 and 2003, respectively, also included in other invested assets.

      The carrying values of $208.7 million and $260.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying values of $425.9 million and $439.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

      At December 31, 2004 and 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $610.6 million and a fair value of $543.2 million at December 31, 2004, compared with a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003. These contracts generally are valued at surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

10.   COMMITMENTS AND CONTINGENCIES

      LITIGATION

      In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively
      TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

      In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

      In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.   RELATED PARTY TRANSACTIONS

      TIC handles banking functions, including payment of expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004 and 2003. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2004, 2003 and 2002.

      TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $384.2 million and $124.6 million at December 31, 2004 and 2003, respectively, and is included in short-term securities in the balance sheet.

      At December 31, 2004 and 2003, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $13.8 million and $25.5 million, respectively. Income of $1.3 million, $6.6 million and $1.9 million was earned on these investments in 2004, 2003 and 2002, respectively.

      At December 31, 2004 and 2003 the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets Inc., (CGMI) in the amount of $38.1 million and $7.1 million, respectively.

      The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2004 and 2003.

      The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

      The Company distributes fixed and variable annuity products through its affiliate Smith Barney (SB), a division of CGMI. Premiums and deposits related to these products were $506 million, $707 million and $821 million in 2004, 2003 and 2002, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $107.7 million, $87.5 million and $87.2 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $50.2 million, $56.7 million and $57.5 million in 2004, 2003 and 2002, respectively.

      The Company also distributes deferred annuity products through its affiliates Primerica Financial Services, Inc. (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $636 million, $628 million and $662 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $47.9 million, $52.4 million and $47.1 million in 2004, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Deposits received from CitiStreet were $116 million, $82 million and $184 million in 2004, 2003 and 2002, respectively. Related commissions and fees paid to CitiStreet were $3.1 million, $2.3 million and $2.6 million in 2004, 2003 and 2002, respectively.

      Deposits received from Citibank were $112 million, $162 million and $117 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $13.0 million, $12.4 million and $7.2 million in 2004, 2003 and 2002, respectively.

      The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

      Most leasing functions for TIC and the Company are administered by a Citigroup subsidiary. Rent expense related to leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004, 2003 and 2002.

      During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory-based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $927 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $913 million in 2004. The net amount paid was $14 million and was reported as a reduction of other income. See Note 3.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

12.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

      The following table reconciles net income to net cash used in operating activities:

      --------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                        2004      2003      2002
      ($ IN MILLIONS)
      --------------------------------------------------------------------------------
      Net Income                                             $ 158     $ 119     $ 103
      Adjustments to reconcile net income to cash used in
         operating activities:
      Realized (gains) losses                                  (17)        7        31
      Deferred federal income taxes                            (47)      (39)       87
      Amortization of deferred policy acquisition costs        226       136        67
      Additions to deferred policy acquisition costs          (469)     (351)     (317)
      Investment income accrued                                 (7)      (37)      (35)
      Insurance reserves                                       (49)      (16)       (9)
      Other                                                    314       (44)       72
      --------------------------------------------------------------------------------
      Net cash used in operations                            $ 109     $(225)    $  (1)
      --------------------------------------------------------------------------------

13.   NON-CASH INVESTING AND FINANCING ACTIVITIES

      There were no significant non-cash activities for the years end December 31, 2004, 2003 and 2002.

14.   SUBSEQUENT EVENT

      On January 31, 2005, Citigroup announced that it had agreed to sell TIC, the Company and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed this summer.

      TIC's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company, by way of dividend, Primerica Life Insurance Company and certain other assets.

      Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of March 28, 2005, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                   COST           VALUE        BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and authorities    $  719          $  741             $  741
         States, municipalities and political subdivisions              57              65                 65
         Foreign governments                                            63              69                 69
         Public utilities                                              354             382                382
         Convertible bonds and bonds with warrants attached             25              28                 28
         All other corporate bonds                                   4,707           4,970              4,970
------------------------------------------------------------------------------------------------------------------
              Total Bonds                                            5,925           6,255              6,255
     Redeemable Preferred Stocks                                         4               6                  6
------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                      5,929           6,261              6,261
------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                        12              15                 15
------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                       12              15                 15
     Non-Redeemable Preferred Stocks                                     4               4                  4
------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                        16              19                 19
------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                         212                                212
Policy Loans (4)                                                        32                                 32
Short-Term Securities                                                  420                                420
Other Investments (2) (3)                                              312                                312
------------------------------------------------------------------------------------------------------------------
         Total Investments                                          $6,921                             $7,256
==================================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $72 million and $73 million, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)   Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2002-2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------------------------
                              FUTURE POLICY                           BENEFITS,
                              BENEFITS, LOSSES,           NET         CLAIMS, LOSSES                             OTHER
           DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM  INVESTMENT  AND SETTLEMENT  AMORTIZATION OF DEFERRED   OPERATING  PREMIUMS
           ACQUISITION COSTS  EXPENSES (1)       REVENUE  INCOME      EXPENSES (2)    POLICY ACQUISITION COSTS   EXPENSES   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
     2004      $1,522            $6,306            $40      $389          $326                $226                 $63        $40

     2003      $1,279            $5,610            $41      $356          $307                $136                 $49        $41

     2002      $1,064            $5,032            $43      $312          $275                $ 67                 $32        $43

(1)   Includes contractholder funds.

(2)   Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

-----------------------------------------------------------------------------------------
                                                                               PERCENTAGE
                                                        ASSUMED                OF AMOUNT
                                       CEDED TO OTHER  FROM OTHER              ASSUMED TO
                         GROSS AMOUNT    COMPANIES      COMPANIES  NET AMOUNT     NET
-----------------------------------------------------------------------------------------
2004
----
Life Insurance In Force    $54,886        $44,286       $    --      $10,600       -- %
Premiums:
     Annuity               $     6        $    --       $    --      $     6
     Individual life            68             34            --           34
                           -------        -------       -------      -------
         Total Premiums    $    74        $    34       $    --      $    40       -- %
                           =======        =======       =======      =======

2003
----

Life Insurance In Force    $43,671        $34,973       $    --      $ 8,698       -- %
Premiums:
     Annuity               $     4        $    --       $    --      $     4
     Individual Life            62             25            --           37
                           -------        -------       -------      -------
         Total Premiums    $    66        $    25       $    --      $    41       -- %
                           =======        =======       =======      =======

2002
----
Life Insurance In Force    $35,807        $29,261       $    --      $ 6,546       -- %
Premiums:
     Annuity               $     5        $    --       $    --      $     5
     Individual life            53             15            --           38
                           -------        -------       -------      -------
         Total Premiums    $    58        $    15       $    --      $    43       -- %
                           =======        =======       =======      =======

                          TRAVELERS RETIREMENT ACCOUNT


                       STATEMENT OF ADDITIONAL INFORMATION


            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES











                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415










L-21257S                                                                May 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2004, 2003 and 2002 Balance Sheets as of December 31, 2004 and 2003

       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
       Notes to Financial Statements

(b)    Exhibits

    EXHIBIT
     NUMBER     DESCRIPTION
     ------     -----------

       1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-58809, filed July 9, 1998.)

       2.       Not Applicable.

       3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

       3(b). Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4.       Variable Annuity Contract. (Incorporated herein by reference to
                Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-58809, filed November 3, 1998.)

       6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

       6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1997.)

       7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

       8. Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778).

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, filed July 9, 1998.)

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

      11.       Not applicable.

      12.       Not applicable.

      15(a) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-58809, filed April 20, 2000.)

      15(b). Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey and Marla Berman Lewitus. (Incorporated herein by reference to Exhibit 15(b) to Post-Effective Amendment No. 3 the Registration Statement on Form N-4, File No. 333-58809, filed February 27, 2001.)

      15(c). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Kathleen A. Preston. (Incorporated herein by reference to Exhibit 15 to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, , File No. 333-58809, filed April 24, 2002.)

      15(d). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William P. Krivoshik. Filed herewith.

      15(e). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy. Filed herewith.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL                             POSITIONS AND OFFICES
BUSINESS ADDRESS                               WITH INSURANCE COMPANY
----------------                               ----------------------

George C. Kokulis                              Director, Chairman, President and Chief Executive Officer

Glenn D. Lammey                                Director, Senior Executive Vice President, Chief Financial Officer,
                                               Chief Accounting Officer

Kathleen L. Preston                            Director and Executive Vice President

Edward W. Cassidy                              Director and Executive Vice President

Brendan M. Lynch                               Executive Vice President

David P. Marks                                 Executive Vice President and Chief Investment Officer

Winnifred Grimaldi                             Senior Vice President

Marla Berman Lewitus                           Director, Senior Vice President and General Counsel

William P. Krivoshik                           Director, Senior Vice President and Chief Information Officer

David A. Golino                                Vice President and Controller

Donald R. Munson, Jr.                          Vice President

Mark Remington                                 Vice President

Tim W. Still                                   Vice President

Bennett Kleinberg                              Vice President

Dawn Fredette                                  Vice President

George E. Eknaian                              Vice President and Chief Actuary

Linn K. Richardson                             Second Vice President and Actuary

Paul Weissman                                  Second Vice President and Actuary

Ernest J.Wright                                Vice President and Secretary

Kathleen A. McGah                              Assistant Secretary and Deputy General Counsel


Principal Business Address:

       The Travelers Insurance Company
       One Cityplace
       Hartford, CT  06103-3415

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of February 28, 2005, 7,347 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

    (a)  Travelers Distribution LLC
         One Cityplace
         Hartford, CT 06103

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)       NAME AND PRINCIPAL               POSITIONS AND OFFICES
          BUSINESS ADDRESS                 WITH UNDERWRITER
          ----------------                 ----------------

          Kathleen L. Preston              Board of Manager

          Glenn D. Lammey                  Board of Manager

          William F. Scully III            Board of Manager

          Donald R. Munson, Jr.            Board of Manager, President, Chief Executive Officer and Chief Operating
                                           Officer

          Tim W. Still                     Vice President

          Anthony Cocolla                  Vice President

          John M. Laverty                  Treasurer and Chief Financial Officer

          Stephen E. Abbey                 Chief Compliance Officer

          Alison K. George                 Director and Chief Advertising Compliance Officer

          Stephen T. Mullin                Chief Compliance Officer

          Ernest J. Wright                 Secretary

          Kathleen A. McGah                Assistant Secretary

          William D. Wilcox                Assistant Secretary

* The business address for all the above is: One Cityplace, Hartford, CT 06103-3415.

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 26th day of April, 2005.


            THE TRAVELERS SEPARATE ACCOUNT SIX FOR VARIABLE ANNUITIES
                                  (Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)




                                   By: *GLENN D. LAMMEY
                                       -----------------------------------------
                                       Glenn D. Lammey, Chief Financial Officer,
                                       Chief Accounting Officer



As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2005.


*GEORGE C. KOKULIS                                                         Director, President and Chief Executive
---------------------------------------------------------                  Officer (Principal Executive Officer)
(George C. Kokulis)

*GLENN D. LAMMEY                                                           Director, Chief Financial Officer, Chief
---------------------------------------------------------                  Accounting Officer (Principal Financial
(Glenn D. Lammey)                                                          Officer)

*MARLA BERMAN LEWITUS                                                      Director, Senior Vice President and
---------------------------------------------------------                  General Counsel
(Marla Berman Lewitus)

*KATHLEEN L. PRESTON                                                       Director and Executive Vice President
---------------------------------------------------------
(Kathleen L. Preston)

*EDWARD W. CASSIDY                                                         Director and Executive Vice President
---------------------------------------------------------
(Edward W. Cassidy)

*WILLIAM P. KRIVOSHIK                                                      Director, Senior Vice President and
---------------------------------------------------------                  Chief Information Officer
(William P. Krivoshik)



*By:  /s/ Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX


 EXHIBIT NO.     DESCRIPTION
 -----------     -----------

     10.         Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm.

    15(d). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for William Krivoshik.

    15(e). Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Edward W. Cassidy.